UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund
2060 Retirement Target Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin Fund
Allocator Series for the 12-month reporting period ended
December 31, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Fund Allocator Series

franklintempleton.com
Annual Report

Contents
Funds’ Overview 3
Franklin LifeSmart
™
Retirement Income Fund 5
Franklin LifeSmart
™
2020 Retirement Target Fund 11
Franklin LifeSmart
™
2025 Retirement Target Fund 16
Franklin LifeSmart
™
2030 Retirement Target Fund 21
Franklin LifeSmart
™
2035 Retirement Target Fund 26
Franklin LifeSmart
™
2040 Retirement Target Fund 31
Franklin LifeSmart
™
2045 Retirement Target Fund 36
Franklin LifeSmart
™
2050 Retirement Target Fund 41
Franklin LifeSmart
™
2055 Retirement Target Fund 46
Franklin LifeSmart
™
2060 Retirement Target Fund 51
Financial Highlights and Schedules of Investments 56
Financial Statements 124
Notes to Financial Statements 138
Report of Independent Registered
Public Accounting Firm 169
Tax Information 171
Board Members and Officers 173
Shareholder Information 178
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Funds’ Overview
Q. What is the investment Strategy of the Funds’?
A. For Franklin LifeSmart
TM
Retirement Income Fund, the
Fund seeks to make monthly distributions, while preserving
the investors' capital over the long term. Under normal
market conditions, 40% of the Fund’s assets are allocated
to equity investments and 60% of the Fund’s assets are
allocated to fixed-income investments. The underlying funds
and the percentage allocations to each asset class may
be changed from time to time by the Fund’s investment
manager without the approval of shareholders, and, under
normal market conditions, the percentage allocations for
equity and fixed-income funds may vary up to 10% from the
stated allocations.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
For all Franklin LifeSmart
TM
Retirement Target Funds,
the Funds' seek the highest level of long-term total return
consistent with their asset allocation. Under normal market
conditions, the investment manager uses a predetermined
glide path as a guide in allocating the Funds' assets among
underlying funds in the broad asset classes (the Neutral
Glide Path). However, when the investment manager’s
proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the
investment manager may, in its sole discretion and without
shareholder notification, employ a defensive glide path,
which has higher fixed income and lower equity allocations
than the Neutral Glide Path (the Defensive Glide Path).
Then, if the market stabilizes, the investment manager may,
in its sole discretion and without shareholder notification, shift the Funds' portfolio back to the Neutral Glide Path.
These glide path shifts are executed through purchases and
sales of underlying funds and ETFs to increase or decrease
the Funds’ equity and fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Funds' final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Funds' risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Q. What were the overall market conditions during the
Funds' reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index, posted a
strong total return for the 12 months ended December 31,
2023. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. This inflationary pressure led many of the world’s central banks
to tighten monetary policy, driving interest rates significantly higher and pressuring economic growth. However, monetary
tightening eased as the year progressed, and investors
foresaw an end to major central banks’ rate-hiking cycles.
Equity performance varied notably by region, as the impact
of changing economic conditions differed depending on local
circumstances.
The Franklin LifeSmart
TM
Retirement Target Funds did not
use derivatives during the reporting period.
Q. How did we respond to these changing market
conditions?
A. We began 2023 cautious of the impact of higher interest
rates and high levels of inflation. The Fund was underweight to equities for the first part of the year. When concerns
regarding regional banks came to the forefront in March,
the positioning was held and continued through much of the
year. Positioning was maintained until the end of October,
when the Fund’s equity weight was neutralized. This was
due to inflation falling and a view that the U.S. Federal
Reserve’s rate hiking cycle was coming to an end. This more
positive view continued with an overweight to equities at the end of November.
Q. What were the leading contributors to performance?
A. For Franklin LifeSmart
TM
Retirement Income Fund, during
the 12-month period, the Fund’s underweight to emerging
markets equities and an underweight to fixed income
contributed to relative performance. Fund selection within
fixed income also supported returns. Among international
equities, ClearBridge Tactical Dividend Income Fund
contributed due in part to sector positioning. In U.S. fixed income, Franklin High Yield Corporate ETF contributed as
high-yield credits tended to perform better than their
higher-rated counterparts. Similarly, Western Asset Short
Duration High Income Fund also benefited returns.

Franklin Fund Allocator Series

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Annual Report
For all Franklin LifeSmart
TM
Retirement Target Funds,
during the 12-month period, the Funds' underweight to
emerging markets equities and an underweight to fixed
income contributed to relative performance. Fund selection
within fixed income as well as within international and
emerging markets equities also supported returns. Among
international equities, Franklin International Core Equity
Fund contributed due in part to sector positioning. In U.S.
fixed income, Franklin High Yield Corporate ETF contributed
as high-yield credits tended to perform better than their
higher-rated counterparts. In international fixed income,
BrandywineGLOBAL - Global Opportunities Bond Fund
benefited returns.
Q. What were the leading detractors from performance?
A. For Franklin LifeSmart
TM
Retirement Income Fund, during
the 12-month period, fund selection, among U.S. equities
in particular, detracted from relative performance. Franklin
U.S. Core Equity Fund weighed on returns due in part to its
value style bias, which underperformed growth. JPMorgan
Equity Premium Income ETF also detracted, driven by sector
positioning. In U.S. fixed income, Franklin U.S. Government
Securities Fund limited results. Exposures to cash also
had a negative impact amid the generally improving global
economic outlook towards the end of the calendar year.
For all Franklin LifeSmart
TM
Retirement Target Funds, during
the 12-month period, fund selection, among U.S. equities in
particular, detracted from relative performance. Franklin U.S.
Core Equity Fund and ClearBridge Large Cap Value Fund
weighed on returns due in part to their value style biases,
which underperformed growth. Exposures to cash and
alternatives also had a negative impact amid the generally
improving global economic outlook towards the end of the
calendar year.
Q. Were there any significant changes to the Funds
during the reporting period?
A. For all Franklin LifeSmart
TM
Retirement Target Funds, the
Funds were underweight equities for much of the year. The
underweight was reduced in the third quarter and neutralized in the fourth quarter. Equities were moved to an overweight
position in December. In the fourth quarter, we decreased
our EAFE equity exposure and increased our U.S. equity
exposure to be in line with ISRC recommendations. The
Funds added a position in ClearBridge International
Growth Fund, funded from Franklin International Growth
Fund to shift the international carveout more towards core
positioning. Within fixed income, allocations were adjusted
to increase the duration of the portfolio. We also increased the position in Franklin U.S. Core Bond ETF, funded
from Western Asset Core Plus Bond Fund to reduce rate
sensitivity within the carveout.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Annual Report
Franklin LifeSmart
™
Retirement Income Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +11.61% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without
the return of capital and without an associated impact from
return of capital on the Fund’s net asset value per share.
The policy had no material impact on the Fund’s investment
strategy.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Fixed Income 53.6%
Domestic Equity 29.1%
Foreign Equity 5.9%
Index-Linked Notes 4.8%
Foreign Fixed Income 4.4%
Short-Term Investments & Other Net Assets 2.2%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Western Asset Income Fund, Class IS 14.5%
ClearBridge Tactical Dividend Income Fund,
Class IS 11.8%
Franklin U.S. Core Bond ETF 11.1%
Western Asset Short Duration High Income
Fund, Class I 10.7%
JPMorgan Equity Premium Income ETF 10.2%
Franklin U.S. Government Securities Fund,
Class R6 6.7%
Franklin Investment Grade Corporate ETF 5.7%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 4.9%
UBS AG into S&P 500 Index, Senior Note 4.8%
JPMorgan Nasdaq Equity Premium Income ETF 4.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
61
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +11.61% +5.45%
5-Year +25.85% +3.53%
10-Year +35.95% +2.54%
Advisor
1-Year +11.96% +11.96%
5-Year +27.43% +4.97%
10-Year +39.55% +3.39%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 1.93% 4.97% 4.60%
Advisor 2.04% 5.47% 5.08%
See page 9 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
These and other risks are discussed in the Fund’s prospectus. Investments in equity-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks . Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance.
Managed Distribution Policy Risks - The Fund is not guaranteed to achieve its investment goal nor is there any guarantee that the Fund will provide sufficient income at or through the investor's retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders' cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate Fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance, and tax bracket.
Net Asset Value
Share Class (Symbol) 12/31/23 12/31/22 Change
A (FTRAX) $10.15 $9.59 +$0.56
C (FRTCX) $10.03 $9.47 +$0.56
R (FBRLX) $10.12 $9.56 +$0.56
R6 (FLMTX) $10.20 $9.63 +$0.57
Advisor (FLRDX) $10.19 $9.62 +$0.57
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
A $0.5273
C $0.4505
R $0.5021
R6 $0.5573
Advisor $0.5525
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.76% 1.44%
Advisor 0.51% 1.19%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund change its strategic asset allocation 40% to equity funds and 60% to fixed income funds aligning it to the landing point of the glide path (the strategic asset allocation of a target date fund over time) of other Franklin LifeSmart retirement funds. Previously, as of 5/1/16, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy.
Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7 . Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,053.90 $1.56 $1,023.68 $1.54 0.30%
C $1,000 $1,050.40 $5.44 $1,019.90 $5.36 1.05%
R $1,000 $1,052.70 $2.86 $1,022.42 $2.82 0.55%
R6 $1,000 $1,055.20 $0.00 $1,025.21 $0.00 0.00%
Advisor $1,000 $1,055.00 $0.27 $1,024.94 $0.26 0.05%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2020 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +12.47% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
LifeSmart™ 2020 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Fixed Income 47.3%
Domestic Equity 30.6%
Foreign Equity 17.0%
Foreign Fixed Income 3.3%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.8%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 17.9%
Franklin U.S. Core Equity (IU) Fund 14.7%
Western Asset Core Plus Bond Fund, Class IS 10.0%
Franklin International Core Equity (IU) Fund 8.1%
Franklin Growth Fund, Class R6 6.6%
Franklin U.S. Treasury Bond ETF 5.9%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.5%
Franklin U.S. Large Cap Multifactor Index ETF 3.4%
Schwab U.S. TIPS ETF 3.2%
ClearBridge Large Cap Value Fund, Class IS 2.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
68
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +12.47% +6.24%
5-Year +28.76% +4.00%
10-Year +46.00% +3.27%
Advisor
1-Year +12.70% +12.70%
5-Year +30.50% +5.47%
10-Year +49.88% +4.13%
See page 14 for Performance Summary footnotes.

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
A $0.2905
C $0.2064
R $0.2490
R6 $0.3241
Advisor $0.3187
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.21%
Advisor 0.45% 0.96%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,050.80 $2.50 $1,022.77 $2.47 0.48%
C $1,000 $1,046.00 $6.36 $1,018.99 $6.28 1.23%
R $1,000 $1,048.20 $3.78 $1,021.51 $3.73 0.73%
R6 $1,000 $1,051.00 $0.96 $1,024.27 $0.95 0.19%
Advisor $1,000 $1,052.00 $1.21 $1,024.02 $1.20 0.23%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +13.70% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
LifeSmart
TM
2025 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Fixed Income 39.2%
Domestic Equity 36.3%
Foreign Equity 20.1%
Foreign Fixed Income 2.7%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.7%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 17.4%
Franklin U.S. Core Bond ETF 14.8%
Franklin International Core Equity (IU) Fund 9.6%
Western Asset Core Plus Bond Fund, Class IS 8.3%
Franklin Growth Fund, Class R6 7.8%
Franklin U.S. Treasury Bond ETF 4.9%
Franklin U.S. Large Cap Multifactor Index ETF 4.1%
ClearBridge Large Cap Value Fund, Class IS 3.3%
Franklin Emerging Market Core Equity (IU) Fund 3.2%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 2.9%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
75
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +13.70% +7.47%
5-Year +36.75% +5.26%
10-Year +56.42% +3.99%
Advisor
1-Year +13.94% +13.94%
5-Year +38.47% +6.73%
10-Year +60.45% +4.84%
See page 19 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 19 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3184 $0.0055 $0.3239
C $0.2334 $0.0055 $0.2389
R $0.2885 $0.0055 $0.2940
R6 $0.3545 $0.0055 $0.3600
Advisor $0.3477 $0.0055 $0.3532
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 0.99%
Advisor 0.45% 0.74%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,053.40 $2.52 $1,022.75 $2.48 0.49%
C $1,000 $1,048.80 $6.38 $1,018.97 $6.29 1.24%
R $1,000 $1,052.10 $3.82 $1,021.48 $3.77 0.74%
R6 $1,000 $1,054.90 $0.75 $1,024.48 $0.74 0.14%
Advisor $1,000 $1,054.70 $1.22 $1,024.02 $1.20 0.24%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +14.97% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin
LifeSmart™ 2030 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 41.8%
Domestic Fixed Income 30.9%
Foreign Equity 23.1%
Foreign Fixed Income 2.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.0%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 20.1%
Franklin U.S. Core Bond ETF 11.6%
Franklin International Core Equity (IU) Fund 11.1%
Franklin Growth Fund, Class R6 9.0%
Western Asset Core Plus Bond Fund, Class IS 6.5%
Franklin U.S. Large Cap Multifactor Index ETF 4.7%
Franklin U.S. Treasury Bond ETF 3.9%
ClearBridge Large Cap Value Fund, Class IS 3.8%
Franklin Emerging Market Core Equity (IU) Fund 3.6%
Templeton Developing Markets Trust, Class R6 2.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
82
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +14.97% +8.69%
5-Year +43.47% +6.28%
10-Year +67.04% +4.67%
Advisor
1-Year +15.26% +15.26%
5-Year +45.43% +7.78%
10-Year +71.44% +5.54%
See page 24 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds . Equity securities are subject to price fluctuation and possible loss of principal . Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls . International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
A $0.2609
C $0.1718
R $0.2316
R6 $0.2969
Advisor $0.2909
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.17%
Advisor 0.45% 0.92%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,056.70 $2.59 $1,022.69 $2.55 0.50%
C $1,000 $1,052.70 $6.46 $1,018.91 $6.36 1.25%
R $1,000 $1,055.50 $3.89 $1,021.43 $3.82 0.75%
R6 $1,000 $1,058.30 $1.05 $1,024.19 $1.03 0.20%
Advisor $1,000 $1,057.70 $1.29 $1,023.95 $1.27 0.25%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +16.17% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 27 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin
LifeSmart™ 2035 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 47.5%
Foreign Equity 26.3%
Domestic Fixed Income 22.7%
Foreign Fixed Income 1.6%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.9%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.8%
Franklin International Core Equity (IU) Fund 12.5%
Franklin Growth Fund, Class R6 10.2%
Franklin U.S. Core Bond ETF 8.6%
Franklin U.S. Large Cap Multifactor Index ETF 5.3%
Western Asset Core Plus Bond Fund, Class IS 4.8%
ClearBridge Large Cap Value Fund, Class IS 4.3%
Franklin Emerging Market Core Equity (IU) Fund 4.1%
Templeton Developing Markets Trust, Class R6 3.0%
Templeton Foreign Fund, Class R6 2.9%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
89
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +16.17% +9.81%
5-Year +50.92% +7.36%
10-Year +75.79% +5.21%
Advisor
1-Year +16.51% +16.51%
5-Year +52.85% +8.86%
10-Year +80.33% +6.07%
See page 29 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 29 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal . Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3122 $0.0372 $0.3494
C $0.2238 $0.0372 $0.2610
R $0.2800 $0.0372 $0.3172
R6 $0.3497 $0.0372 $0.3869
Advisor $0.3433 $0.0372 $0.3805
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 0.99%
Advisor 0.45% 0.74%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,059.50 $2.59 $1,022.69 $2.54 0.50%
C $1,000 $1,056.00 $6.47 $1,018.92 $6.35 1.25%
R $1,000 $1,058.20 $3.88 $1,021.43 $3.81 0.75%
R6 $1,000 $1,061.30 $0.94 $1,024.30 $0.92 0.18%
Advisor $1,000 $1,061.00 $1.29 $1,023.95 $1.27 0.25%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2040 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +17.32% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 32 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
LifeSmart
TM
2040 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 52.8%
Foreign Equity 29.2%
Domestic Fixed Income 15.4%
Alternative Strategies 1.0%
Foreign Fixed Income 0.6%
Short-Term Investments & Other Net Assets 1.0%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 20.2%
Franklin International Core Equity (IU) Fund 13.9%
Franklin Growth Fund, Class R6 11.5%
Franklin U.S. Equity Index ETF 7.7%
Franklin U.S. Core Bond ETF 6.3%
Franklin U.S. Large Cap Multifactor Index ETF 5.9%
ClearBridge Large Cap Value Fund, Class IS 4.8%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Western Asset Core Plus Bond Fund, Class IS 3.5%
Templeton Developing Markets Trust, Class R6 3.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
96
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +17.32% +10.86%
5-Year +57.76% +8.31%
10-Year +85.37% +5.77%
Advisor
1-Year +17.65% +17.65%
5-Year +59.77% +9.82%
10-Year +90.30% +6.65%
See page 34 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 34 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2823 $0.0406 $0.3229
C $0.1931 $0.0406 $0.2337
R $0.2488 $0.0406 $0.2894
R6 $0.3183 $0.0406 $0.3589
Advisor $0.3122 $0.0406 $0.3528
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.32%
Advisor 0.45% 1.07%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,060.90 $2.70 $1,022.59 $2.65 0.52%
C $1,000 $1,057.50 $6.58 $1,018.81 $6.46 1.27%
R $1,000 $1,059.50 $3.99 $1,021.33 $3.92 0.77%
R6 $1,000 $1,063.60 $1.14 $1,024.10 $1.12 0.22%
Advisor $1,000 $1,062.60 $1.40 $1,023.85 $1.38 0.27%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2045 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +18.65% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
LifeSmart
TM
2045 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 58.0%
Foreign Equity 32.1%
Domestic Fixed Income 8.0%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.9%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.2%
Franklin International Core Equity (IU) Fund 15.3%
Franklin Growth Fund, Class R6 12.6%
Franklin U.S. Equity Index ETF 8.5%
Franklin U.S. Large Cap Multifactor Index ETF 6.5%
ClearBridge Large Cap Value Fund, Class IS 5.2%
Franklin Emerging Market Core Equity (IU) Fund 5.0%
Western Asset Core Plus Bond Fund, Class IS 4.0%
Franklin U.S. Core Bond ETF 4.0%
Templeton Developing Markets Trust, Class R6 3.7%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
103
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +18.65% +12.11%
5-Year +61.94% +8.88%
10-Year +88.74% +5.96%
Advisor
1-Year +18.88% +18.88%
5-Year +63.82% +10.38%
10-Year +93.56% +6.83%
See page 39 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target Fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2494 $0.0684 $0.3178
C $0.1561 $0.0684 $0.2245
R $0.2167 $0.0684 $0.2851
R6 $0.2879 $0.0684 $0.3563
Advisor $0.2815 $0.0684 $0.3499
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.13%
Advisor 0.45% 0.88%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,065.10 $2.68 $1,022.61 $2.62 0.51%
C $1,000 $1,060.70 $6.57 $1,018.83 $6.43 1.26%
R $1,000 $1,064.00 $3.98 $1,021.35 $3.89 0.76%
R6 $1,000 $1,066.70 $1.13 $1,024.11 $1.11 0.22%
Advisor $1,000 $1,065.70 $1.38 $1,023.87 $1.35 0.26%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +19.28% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 42 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 61.1%
Foreign Equity 34.0%
Domestic Fixed Income 2.8%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.1%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.4%
Franklin International Core Equity (IU) Fund 16.2%
Franklin Growth Fund, Class R6 13.4%
Franklin U.S. Equity Index ETF 9.0%
Franklin U.S. Large Cap Multifactor Index ETF 6.9%
ClearBridge Large Cap Value Fund, Class IS 5.5%
Franklin Emerging Market Core Equity (IU) Fund 5.3%
Templeton Developing Markets Trust, Class R6 3.9%
Templeton Foreign Fund, Class R6 3.7%
ClearBridge International Growth Fund, Class IS 2.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
110
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +19.28% +12.74%
5-Year +64.02% +9.17%
10-Year +94.05% +6.25%
Advisor
1-Year +19.56% +19.56%
5-Year +66.16% +10.69%
10-Year +99.28% +7.14%
See page 44 for Performance Summary footnotes.

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 44 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
yes
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1935 $0.0448 $0.2383
C $0.1021 $0.0448 $0.1469
R $0.1622 $0.0448 $0.2070
R6 $0.2302 $0.0448 $0.2750
Advisor $0.2241 $0.0448 $0.2689
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.53%
Advisor 0.45% 1.28%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,066.70 $2.65 $1,022.64 $2.59 0.51%
C $1,000 $1,062.90 $6.54 $1,018.86 $6.41 1.26%
R $1,000 $1,065.20 $3.95 $1,021.38 $3.86 0.76%
R6 $1,000 $1,068.50 $1.10 $1,024.15 $1.07 0.21%
Advisor $1,000 $1,068.30 $1.35 $1,023.90 $1.32 0.26%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +19.32% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 47 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
4
Thank you for your continued participation in Franklin
LifeSmart
TM
2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 62.1%
Foreign Equity 34.4%
Domestic Fixed Income 1.8%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.7%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.7%
Franklin International Core Equity (IU) Fund 16.4%
Franklin Growth Fund, Class R6 13.5%
Franklin U.S. Equity Index ETF 9.1%
Franklin U.S. Large Cap Multifactor Index ETF 7.0%
ClearBridge Large Cap Value Fund, Class IS 5.6%
Franklin Emerging Market Core Equity (IU) Fund 5.3%
Templeton Developing Markets Trust, Class R6 3.9%
Templeton Foreign Fund, Class R6 3.8%
ClearBridge International Growth Fund, Class IS 2.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
117
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +19.32% +12.76%
5-Year +63.84% +9.13%
Since Inception (5/1/15) +76.28% +6.07%
Advisor
1-Year +19.56% +19.56%
5-Year +65.73% +10.63%
Since Inception (5/1/15) +79.63% +6.99%
See page 49 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 49 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(5/1/15–12/31/23)
Advisor Class
(5/1/15–12/31/23)

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of
73. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1722 $0.0837 $0.2559
C $0.0914 $0.0837 $0.1751
R $0.1460 $0.0837 $0.2297
R6 $0.2049 $0.0837 $0.2886
Advisor $0.1991 $0.0837 $0.2828
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.88%
Advisor 0.45% 1.62%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,066.80 $2.64 $1,022.65 $2.59 0.51%
C $1,000 $1,063.60 $6.54 $1,018.87 $6.40 1.26%
R $1,000 $1,066.00 $3.95 $1,021.39 $3.86 0.76%
R6 $1,000 $1,068.80 $1.02 $1,024.22 $0.99 0.19%
Advisor $1,000 $1,068.10 $1.34 $1,023.91 $1.31 0.26%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2060 Retirement Target Fund
Fund Overview
Performance Overview
The Fund’s Class A shares posted a +18.80% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +22.20% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 52 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
LifeSmart™ 2060 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 60.7%
Foreign Equity 33.7%
Domestic Fixed Income 1.7%
Alternative Strategies 0.9%
Short-Term Investments & Other Net Assets 3.0%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.2%
Franklin International Core Equity (IU) Fund 16.0%
Franklin Growth Fund, Class R6 13.2%
Franklin U.S. Equity Index ETF 8.9%
Franklin U.S. Large Cap Multifactor Index ETF 6.8%
ClearBridge Large Cap Value Fund, Class IS 5.5%
Franklin Emerging Market Core Equity (IU) Fund 5.2%
Templeton Developing Markets Trust, Class R6 3.9%
Templeton Foreign Fund, Class R6 3.7%
ClearBridge International Growth Fund, Class IS 2.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
123
.

Performance Summary as of December 31, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +18.80% +12.31%
Since Inception (1/29/21) +15.73% +3.12%
Advisor
1-Year +19.07% +19.07%
Since Inception (1/29/21) +16.19% +5.27%
See page 54 for Performance Summary footnotes.

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 54 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/29/21–12/31/23)
Advisor Class
(1/29/21–12/31/23)

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. The investment risk of the retirement target fund changes over time as its asset allocation changes. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the
Global High-Yield Index and the Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1654 $0.0339 $0.1993
C $0.1063 $0.0339 $0.1402
R $0.1428 $0.0339 $0.1767
R6 $0.1924 $0.0339 $0.2263
Advisor $0.1874 $0.0339 $0.2213
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 7.91%
Advisor 0.45% 7.63%

Your Fund’s Expenses
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,064.70 $2.66 $1,022.63 $2.61 0.51%
C $1,000 $1,061.30 $6.66 $1,018.74 $6.52 1.28%
R $1,000 $1,064.50 $3.95 $1,021.38 $3.87 0.76%
R6 $1,000 $1,066.20 $1.05 $1,024.19 $1.02 0.20%
Advisor $1,000 $1,067.10 $1.30 $1,023.95 $1.27 0.25%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.59 $11.50 $11.62 $11.15 $10.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.52 0.53 0.36 0.39 0.43
Net realized and unrealized gains (losses) ........... 0.57 (1.88) 0.25 0.52 0.79
Total from investment operations .................... 1.09 (1.35) 0.61 0.91 1.22
Less distributions from:
Net investment income .......................... (0.53) (0.47) (0.43) (0.44) (0.42)
Net realized gains ............................. — (0.09) (0.30) — —
Total distributions ............................... (0.53) (0.56) (0.73) (0.44) (0.42)
Net asset value, end of year ....................... $10.15 $9.59 $11.50 $11.62 $11.15
Total return
d
................................... 11.61% (11.83)% 5.41% 8.40% 11.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.94% 0.98% 0.95% 0.94% 0.95%
Expenses net of waiver and payments by affiliates
e,f
..... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income
c
........................... 5.32% 5.20% 3.05% 3.56% 3.91%
Supplemental data
Net assets, end of year (000’s) ..................... $38,172 $36,999 $46,058 $40,343 $34,363
Portfolio turnover rate ............................ 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.48 $11.36 $11.48 $11.01 $10.23
Income from investment operations
a
:
Net investment income
b,c
........................ 0.44 0.44 0.25 0.30 0.34
Net realized and unrealized gains (losses) ........... 0.56 (1.86) 0.27 0.52 0.78
Total from investment operations .................... 1.00 (1.42) 0.52 0.82 1.12
Less distributions from:
Net investment income .......................... (0.45) (0.37) (0.34) (0.35) (0.34)
Net realized gains ............................. — (0.09) (0.30) — —
Total distributions ............................... (0.45) (0.46) (0.64) (0.35) (0.34)
Net asset value, end of year ....................... $10.03 $9.48 $11.36 $11.48 $11.01
Total return
d
................................... 10.88% (12.53)% 4.56% 7.62% 11.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.69% 1.73% 1.70% 1.69% 1.69%
Expenses net of waiver and payments by affiliates
e,f
..... 1.05% 1.05% 1.05% 1.05% 1.04%
Net investment income
c
........................... 4.52% 4.29% 2.20% 2.80% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $3,415 $4,145 $6,803 $9,355 $10,568
Portfolio turnover rate ............................ 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.56 $11.47 $11.59 $11.11 $10.31
Income from investment operations
a
:
Net investment income
b,c
........................ 0.50 0.50 0.33 0.37 0.40
Net realized and unrealized gains (losses) ........... 0.56 (1.88) 0.26 0.52 0.79
Total from investment operations .................... 1.06 (1.38) 0.59 0.89 1.19
Less distributions from:
Net investment income .......................... (0.50) (0.44) (0.41) (0.41) (0.39)
Net realized gains ............................. — (0.09) (0.30) — —
Total distributions ............................... (0.50) (0.53) (0.71) (0.41) (0.39)
Net asset value, end of year ....................... $10.12 $9.56 $11.47 $11.59 $11.11
Total return .................................... 11.36% (12.03)% 5.15% 8.22% 11.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.19% 1.23% 1.19% 1.11% 1.16%
Expenses net of waiver and payments by affiliates
d,e
..... 0.55% 0.55% 0.54% 0.47% 0.51%
Net investment income
c
........................... 5.06% 4.96% 2.80% 3.39% 3.70%
Supplemental data
Net assets, end of year (000’s) ..................... $1,643 $1,748 $2,197 $2,108 $2,336
Portfolio turnover rate ............................ 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.64 $11.55 $11.67 $11.20 $10.40
Income from investment operations
a
:
Net investment income
b,c
........................ 0.56 0.55 0.34 0.43 0.47
Net realized and unrealized gains (losses) ........... 0.57 (1.87) 0.31 0.52 0.78
Total from investment operations .................... 1.13 (1.32) 0.65 0.95 1.25
Less distributions from:
Net investment income .......................... (0.56) (0.50) (0.47) (0.48) (0.45)
Net realized gains ............................. — (0.09) (0.30) — —
Total distributions ............................... (0.56) (0.59) (0.77) (0.48) (0.45)
Net asset value, end of year ....................... $10.21 $9.64 $11.55 $11.67 $11.20
Total return .................................... 12.00% (11.56)% 5.63% 8.81% 12.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.63% 0.64% 0.57% 0.58% 0.59%
Expenses net of waiver and payments by affiliates
d,e
..... —% —% —% —% —%
Net investment income
c
........................... 5.65% 5.43% 2.88% 3.84% 4.21%
Supplemental data
Net assets, end of year (000’s) ..................... $104 $67 $56 $4,092 $2,043
Portfolio turnover rate ............................ 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.63 $11.55 $11.66 $11.19 $10.39
Income from investment operations
a
:
Net investment income
b,c
........................ 0.56 0.56 0.39 0.42 0.46
Net realized and unrealized gains (losses) ........... 0.55 (1.89) 0.26 0.52 0.79
Total from investment operations .................... 1.11 (1.33) 0.65 0.94 1.25
Less distributions from:
Net investment income .......................... (0.55) (0.50) (0.46) (0.47) (0.45)
Net realized gains ............................. — (0.09) (0.30) — —
Total distributions ............................... (0.55) (0.59) (0.76) (0.47) (0.45)
Net asset value, end of year ....................... $10.19 $9.63 $11.55 $11.66 $11.19
Total return .................................... 11.96% (11.62)% 5.58% 8.75% 12.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.67% 0.73% 0.70% 0.69% 0.70%
Expenses net of waiver and payments by affiliates
d,e
..... 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income
c
........................... 5.67% 5.45% 3.34% 3.83% 4.16%
Supplemental data
Net assets, end of year (000’s) ..................... $3,638 $2,414 $2,837 $2,021 $1,875
Portfolio turnover rate ............................ 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.45% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
93.0%
Domestic Equity 29.1%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 255,624 $ 5,526,588
a
Franklin U.S. Core Equity (IU) Fund ..................................... 75,736 1,084,545
JPMorgan Equity Premium Income ETF .................................. 87,250 4,797,005
JPMorgan Nasdaq Equity Premium Income ETF ............................ 45,150 2,254,339
13,662,477
Domestic Fixed Income 53.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 246,622 2,313,314
a
Franklin Investment Grade Corporate ETF ................................. 122,904 2,661,486
a
Franklin U.S. Core Bond ETF .......................................... 240,919 5,208,669
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 607,297 3,133,651
a
Western Asset Income Fund, Class IS .................................... 1,328,922 6,817,371
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,046,940 5,025,310
25,159,801
Foreign Equity 5.9%
a
Franklin International Core Dividend Tilt Index ETF .......................... 42,825 1,316,440
a
Templeton Developing Markets Trust, Class R6 ............................. 27,508 487,991
a
Templeton Foreign Fund, Class R6 ...................................... 128,302 1,008,454
2,812,885
Foreign Fixed Income 4.4%
a
Franklin High Yield Corporate ETF ...................................... 87,705 2,055,805
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$45,592,513) ................................................................
43,690,968
Units
a a a a
b
Index-Linked Notes 4.8%
Capital Markets 4.8%
c,d,e
UBS AG into S&P 500 Index, Senior Note, 144A, 6.41%, 5/07/24 ................ 2,223 2,270,512
Total Index-Linked Notes (Cost $2,099,912) .....................................
2,270,512
Total Long Term Investments (Cost $47,692,425) ................................
45,961,480
a
a a a a
Short Term Investments 2.3%
Shares
a
Money Market Funds 2.3%
a,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 1,101,739 1,101,739
Total Money Market Funds (Cost $1,101,739) ...................................
1,101,739
Total Short Term Investments (Cost $1,101,739 ) .................................
1,101,739
a
Total Investments (Cost $48,794,164) 100.1% ...................................
$47,063,219
Other Assets, less Liabilities (0.1)% ...........................................
(91,217)
Net Assets 100.0% ...........................................................
$46,972,002
See Abbreviations on page 168 .

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of this security was $2,270,512, representing 4.8% of net assets.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.58 $13.00 $12.99 $12.17 $11.00
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.25 0.22 0.19 0.29
Net realized and unrealized gains (losses) ........... 1.03 (2.27) 1.02 0.89 1.18
Total from investment operations .................... 1.30 (2.02) 1.24 1.08 1.47
Less distributions from:
Net investment income .......................... (0.29) (0.16) (0.34) (0.26) (0.30)
Net realized gains ............................. — (0.24) (0.89) — —
Total distributions ............................... (0.29) (0.40) (1.23) (0.26) (0.30)
Net asset value, end of year ....................... $11.59 $10.58 $13.00 $12.99 $12.17
Total return
d
................................... 12.47% (15.58)% 9.62% 9.06% 13.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.99% 0.98% 0.98% 0.98% 0.97%
Expenses net of waiver and payments by affiliates
e
...... 0.48% 0.47%
f
0.46% 0.47%
f
0.35%
Net investment income
c
........................... 2.42% 2.19% 1.63% 1.61% 2.47%
Supplemental data
Net assets, end of year (000’s) ..................... $26,265 $27,491 $36,698 $30,265 $27,016
Portfolio turnover rate ............................ 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $12.91 $12.91 $12.09 $10.93
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.15 0.11 0.10 0.20
Net realized and unrealized gains (losses) ........... 1.07 (2.24) 1.02 0.89 1.17
Total from investment operations .................... 1.20 (2.09) 1.13 0.99 1.37
Less distributions from:
Net investment income .......................... (0.21) (0.08) (0.24) (0.17) (0.21)
Net realized gains ............................. — (0.24) (0.89) — —
Total distributions ............................... (0.21) (0.32) (1.13) (0.17) (0.21)
Net asset value, end of year ....................... $11.49 $10.50 $12.91 $12.91 $12.09
Total return
d
................................... 11.52% (16.23)% 8.85% 8.29% 12.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.74% 1.73% 1.72% 1.73% 1.72%
Expenses net of waiver and payments by affiliates
e
...... 1.23% 1.22%
f
1.21% 1.22%
f
1.10%
Net investment income
c
........................... 1.20% 1.36% 0.79% 0.85% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $3,412 $3,796 $6,235 $7,118 $6,811
Portfolio turnover rate ............................ 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.57 $13.00 $12.98 $12.16 $10.99
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.23 0.17 0.16 0.26
Net realized and unrealized gains (losses) ........... 1.08 (2.29) 1.03 0.89 1.17
Total from investment operations .................... 1.27 (2.06) 1.20 1.05 1.43
Less distributions from:
Net investment income .......................... (0.25) (0.13) (0.29) (0.23) (0.26)
Net realized gains ............................. — (0.24) (0.89) — —
Total distributions ............................... (0.25) (0.37) (1.18) (0.23) (0.26)
Net asset value, end of year ....................... $11.59 $10.57 $13.00 $12.98 $12.16
Total return
d
................................... 12.16% (15.86)% 9.37% 8.79% 13.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.24% 1.23% 1.22% 1.23% 1.22%
Expenses net of waiver and payments by affiliates
e
...... 0.73% 0.72%
f
0.71% 0.72%
f
0.60%
Net investment income
c
........................... 1.72% 2.01% 1.23% 1.35% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $392 $650 $758 $786 $745
Portfolio turnover rate ............................ 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.86 $13.04 $13.03 $12.20 $11.02
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.29 0.19 0.22 0.32
Net realized and unrealized gains (losses) ........... 1.21 (2.29) 1.09 0.90 1.19
Total from investment operations .................... 1.37 (2.00) 1.28 1.12 1.51
Less distributions from:
Net investment income .......................... (0.32) (0.19) (0.38) (0.29) (0.33)
Net realized gains ............................. — (0.24) (0.89) — —
Total distributions ............................... (0.32) (0.43) (1.27) (0.29) (0.33)
Capital contributions ............................. — 0.25 — — —
Net asset value, end of year ....................... $11.91 $10.86 $13.04 $13.03 $12.20
Total return .................................... 12.75% (13.38)%
d
9.93% 9.45% 13.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.24% 1.31% 0.59% 0.62% 0.60%
Expenses net of waiver and payments by affiliates
e
...... 0.18% 0.16%
f
0.16% 0.16%
f
0.05%
Net investment income
c
........................... 1.38% 2.54% 1.40% 1.83% 2.77%
Supplemental data
Net assets, end of year (000’s) ..................... $18 $4 $5 $4,855 $7,429
Portfolio turnover rate ............................ 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the captial contribution, the total return would have been (15.38)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.62 $13.05 $13.03 $12.20 $11.03
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.28 0.26 0.22 0.32
Net realized and unrealized gains (losses) ........... 1.03 (2.28) 1.02 0.90 1.17
Total from investment operations .................... 1.33 (2.00) 1.28 1.12 1.49
Less distributions from:
Net investment income .......................... (0.32) (0.19) (0.37) (0.29) (0.32)
Net realized gains ............................. — (0.24) (0.89) — —
Total distributions ............................... (0.32) (0.43) (1.26) (0.29) (0.32)
Net asset value, end of year ....................... $11.63 $10.62 $13.05 $13.03 $12.20
Total return .................................... 12.70% (15.37)% 9.95% 9.39% 13.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.74% 0.73% 0.73% 0.73% 0.72%
Expenses net of waiver and payments by affiliates
d
...... 0.23% 0.22%
e
0.21% 0.21%
e
0.10%
Net investment income
c
........................... 2.73% 2.44% 1.88% 1.80% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $729 $620 $826 $685 $745
Portfolio turnover rate ............................ 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 13,635 $ 295,198
Domestic Equity 30.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 20,987 852,285
a
Franklin Growth Fund, Class R6 ........................................ 16,456 2,033,799
a
Franklin U.S. Core Equity (IU) Fund ..................................... 316,270 4,528,984
a
Franklin U.S. Equity Index ETF ......................................... 11,575 481,751
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 22,278 1,063,106
iShares MSCI USA Quality Factor ETF ................................... 950 139,783
iShares Russell 2000 ETF ............................................. 1,725 346,225
9,445,933
Domestic Fixed Income 47.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 115,890 1,087,048
a
Franklin Investment Grade Corporate ETF ................................. 32,353 700,604
a
Franklin U.S. Core Bond ETF .......................................... 254,913 5,511,219
a
Franklin U.S. Treasury Bond ETF ....................................... 87,598 1,824,228
iShares Floating Rate Bond ETF ........................................ 13,925 704,883
Schwab U.S. TIPS ETF ............................................... 18,804 981,569
a
Western Asset Core Plus Bond Fund, Class IS ............................. 321,215 3,077,238
a
Western Asset Short-Term Bond Fund, Class IS ............................ 189,238 692,612
14,579,401
Foreign Equity 17.0%
a
ClearBridge International Growth Fund, Class IS ............................ 6,255 381,221
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 86,409 824,345
a
Franklin International Core Equity (IU) Fund ............................... 214,674 2,492,364
iShares Core MSCI EAFE ETF ......................................... 5,229 367,860
a
Templeton Developing Markets Trust, Class R6 ............................. 32,854 582,832
a
Templeton Foreign Fund, Class R6 ...................................... 72,817 572,338
5,220,960
Foreign Fixed Income 3.3%
a
Franklin High Yield Corporate ETF ...................................... 23,813 558,177
a
Franklin International Aggregate Bond ETF ................................ 22,971 468,379
1,026,556
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$28,707,471) ................................................................
30,568,048
a a a a
Short Term Investments 1.9%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 164,927 164,927
Total Money Market Funds (Cost $164,927) .....................................
164,927

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.4%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $422,895)
BNP Paribas Securities Corp. (Maturity Value $137,911)
Deutsche Bank Securities, Inc. (Maturity Value $119,497)
HSBC Securities (USA), Inc. (Maturity Value $165,487)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $431,314) ............................................... $ 422,649 $ 422,649
Total Repurchase Agreements (Cost $422,649) ..................................
422,649
Total Short Term Investments (Cost $587,576 ) ..................................
587,576
a
Total Investments (Cost $29,295,047) 101.1% ...................................
$31,155,624
Other Assets, less Liabilities (1.1)% ...........................................
(339,949)
Net Assets 100.0% ...........................................................
$30,815,675
See Abbreviations on page 168 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.04 $13.67 $13.80 $12.98 $11.52
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.23 0.23 0.20 0.27
Net realized and unrealized gains (losses) ........... 1.23 (2.43) 1.31 1.08 1.66
Total from investment operations .................... 1.50 (2.20) 1.54 1.28 1.93
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.32) (0.14) (0.37) (0.21) (0.28)
Net realized gains ............................. (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ............................... (0.33) (0.43) (1.67) (0.46) (0.47)
Net asset value, end of year ....................... $12.21 $11.04 $13.67 $13.80 $12.98
Total return
d
................................... 13.70% (16.06)% 11.21% 10.26% 16.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.75% 0.76% 0.76% 0.77% 0.80%
Expenses net of waiver and payments by affiliates
e
...... 0.49% 0.48%
f
0.47% 0.45%
f
0.35%
Net investment income
c
........................... 2.32% 1.97% 1.57% 1.53% 2.15%
Supplemental data
Net assets, end of year (000’s) ..................... $96,649 $97,043 $118,521 $96,973 $86,084
Portfolio turnover rate ............................ 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.81 $13.40 $13.56 $12.76 $11.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.13 0.10 0.09 0.17
Net realized and unrealized gains (losses) ........... 1.19 (2.36) 1.30 1.08 1.62
Total from investment operations .................... 1.37 (2.23) 1.40 1.17 1.79
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.07) (0.26) (0.12) (0.18)
Net realized gains ............................. (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ............................... (0.24) (0.36) (1.56) (0.37) (0.37)
Net asset value, end of year ....................... $11.94 $10.81 $13.40 $13.56 $12.76
Total return
d
................................... 12.79% (16.66)% 10.40% 9.44% 15.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.50% 1.51% 1.50% 1.51% 1.55%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.23%
f
1.21% 1.20%
f
1.10%
Net investment income
c
........................... 1.56% 1.16% 0.70% 0.76% 1.40%
Supplemental data
Net assets, end of year (000’s) ..................... $11,928 $12,140 $17,778 $21,991 $23,450
Portfolio turnover rate ............................ 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.00 $13.61 $13.75 $12.93 $11.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.19 0.18 0.16 0.23
Net realized and unrealized gains (losses) ........... 1.22 (2.40) 1.31 1.09 1.65
Total from investment operations .................... 1.46 (2.21) 1.49 1.25 1.88
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.29) (0.11) (0.33) (0.18) (0.24)
Net realized gains ............................. (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ............................... (0.30) (0.40) (1.63) (0.43) (0.43)
Net asset value, end of year ....................... $12.16 $11.00 $13.61 $13.75 $12.93
Total return .................................... 13.37% (16.21)% 10.89% 10.00% 16.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.00% 1.01% 1.01% 1.02% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.73%
e
0.72% 0.70%
e
0.60%
Net investment income
c
........................... 2.06% 1.61% 1.26% 1.24% 1.90%
Supplemental data
Net assets, end of year (000’s) ..................... $1,778 $1,954 $3,069 $3,117 $3,930
Portfolio turnover rate ............................ 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.09 $13.72 $13.85 $13.02 $11.56
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.29 0.19 0.23 0.31
Net realized and unrealized gains (losses) ........... 1.23 (2.45) 1.39 1.10 1.65
Total from investment operations .................... 1.53 (2.16) 1.58 1.33 1.96
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.35) (0.18) (0.41) (0.25) (0.31)
Net realized gains ............................. (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ............................... (0.36) (0.47) (1.71) (0.50) (0.50)
Net asset value, end of year ....................... $12.26 $11.09 $13.72 $13.85 $13.02
Total return .................................... 13.99% (15.71)% 11.49% 10.64% 17.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.41% 0.38% 0.39% 0.39% 0.41%
Expenses net of waiver and payments by affiliates
d
...... 0.17% 0.14%
e
0.15% 0.15%
e
0.05%
Net investment income
c
........................... 2.61% 2.48% 1.34% 1.83% 2.45%
Supplemental data
Net assets, end of year (000’s) ..................... $566 $670 $544 $16,094 $14,717
Portfolio turnover rate ............................ 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.08 $13.71 $13.83 $13.01 $11.55
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.27 0.26 0.24 0.30
Net realized and unrealized gains (losses) ........... 1.23 (2.44) 1.32 1.07 1.66
Total from investment operations .................... 1.53 (2.17) 1.58 1.31 1.96
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.35) (0.17) (0.40) (0.24) (0.31)
Net realized gains ............................. (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ............................... (0.36) (0.46) (1.70) (0.49) (0.50)
Net asset value, end of year ....................... $12.25 $11.08 $13.71 $13.83 $13.01
Total return .................................... 13.94% (15.79)% 11.53% 10.51% 17.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.50% 0.51% 0.51% 0.52% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.24% 0.23%
e
0.22% 0.20%
e
0.10%
Net investment income
c
........................... 2.61% 2.25% 1.80% 1.90% 2.40%
Supplemental data
Net assets, end of year (000’s) ..................... $2,910 $2,572 $3,055 $2,872 $1,532
Portfolio turnover rate ............................ 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 50,483 $ 1,092,957
Domestic Equity 36.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 91,994 3,735,880
a
Franklin Growth Fund, Class R6 ........................................ 72,133 8,914,864
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,386,330 19,852,245
a
Franklin U.S. Equity Index ETF ......................................... 50,800 2,114,296
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 97,736 4,663,962
iShares MSCI USA Quality Factor ETF ................................... 4,200 617,988
iShares Russell 2000 ETF ............................................. 7,600 1,525,396
41,424,631
Domestic Fixed Income 39.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 353,914 3,319,712
a
Franklin Investment Grade Corporate ETF ................................. 98,840 2,140,380
a
Franklin U.S. Core Bond ETF .......................................... 778,633 16,834,046
a
Franklin U.S. Treasury Bond ETF ....................................... 267,638 5,573,561
iShares Floating Rate Bond ETF ........................................ 42,525 2,152,616
Schwab U.S. TIPS ETF ............................................... 57,436 2,998,159
a
Western Asset Core Plus Bond Fund, Class IS ............................. 981,148 9,399,396
a
Western Asset Short-Term Bond Fund, Class IS ............................ 578,027 2,115,581
44,533,451
Foreign Equity 20.1%
a
ClearBridge International Growth Fund, Class IS ............................ 27,424 1,671,512
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 378,372 3,609,671
a
Franklin International Core Equity (IU) Fund ............................... 941,265 10,928,089
iShares Core MSCI EAFE ETF ......................................... 22,917 1,612,211
a
Templeton Developing Markets Trust, Class R6 ............................. 144,634 2,565,806
a
Templeton Foreign Fund, Class R6 ...................................... 319,275 2,509,499
22,896,788
Foreign Fixed Income 2.7%
a
Franklin High Yield Corporate ETF ...................................... 72,803 1,706,502
a
Franklin International Aggregate Bond ETF ................................ 70,183 1,431,031
3,137,533
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$101,431,451) ...............................................................
113,085,360
a a a a
Short Term Investments 1.9%
a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 404,403 404,403
Total Money Market Funds (Cost $404,403) .....................................
404,403

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
See Abbreviations on page 168 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.5%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $1,743,677)
BNP Paribas Securities Corp. (Maturity Value $568,630)
Deutsche Bank Securities, Inc. (Maturity Value $492,711)
HSBC Securities (USA), Inc. (Maturity Value $682,336)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $1,778,386) .............................................. $ 1,742,660 $ 1,742,660
Total Repurchase Agreements (Cost $1,742,660) ................................
1,742,660
Total Short Term Investments (Cost $2,147,063 ) .................................
2,147,063
a
Total Investments (Cost $103,578,514) 101.2% ..................................
$115,232,423
Other Assets, less Liabilities (1.2)% ...........................................
(1,401,002)
Net Assets 100.0% ...........................................................
$113,831,421
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.42 $14.21 $14.40 $13.28 $11.50
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.22 0.24 0.19 0.25
Net realized and unrealized gains (losses) ........... 1.42 (2.58) 1.61 1.29 1.90
Total from investment operations .................... 1.69 (2.36) 1.85 1.48 2.15
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.13) (0.41) (0.22) (0.23)
Net realized gains ............................. — (0.30) (1.63) (0.14) (0.14)
Total distributions ............................... (0.26) (0.43) (2.04) (0.36) (0.37)
Net asset value, end of year ....................... $12.85 $11.42 $14.21 $14.40 $13.28
Total return
d
................................... 14.97% (16.57)% 12.91% 11.52% 18.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.87% 0.94% 0.93% 0.95% 1.02%
Expenses net of waiver and payments by affiliates
e
...... 0.50% 0.48%
f
0.46% 0.44%
f
0.34%
f
Net investment income
c
........................... 2.25% 1.78% 1.57% 1.46% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $51,566 $44,099 $49,835 $34,019 $27,248
Portfolio turnover rate ............................ 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.23 $14.00 $14.22 $13.13 $11.37
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.12 0.11 0.09 0.15
Net realized and unrealized gains (losses) ........... 1.40 (2.53) 1.61 1.27 1.89
Total from investment operations .................... 1.57 (2.41) 1.72 1.36 2.04
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.17) (0.06) (0.31) (0.13) (0.14)
Net realized gains ............................. — (0.30) (1.63) (0.14) (0.14)
Total distributions ............................... (0.17) (0.36) (1.94) (0.27) (0.28)
Net asset value, end of year ....................... $12.63 $11.23 $14.00 $14.22 $13.13
Total return
d
................................... 14.11% (17.18)% 12.13% 10.60% 17.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.62% 1.69% 1.68% 1.70% 1.77%
Expenses net of waiver and payments by affiliates
e
...... 1.25% 1.23%
f
1.21% 1.19%
f
1.09%
f
Net investment income
c
........................... 1.47% 0.99% 0.74% 0.71% 1.21%
Supplemental data
Net assets, end of year (000’s) ..................... $10,343 $9,642 $12,281 $10,937 $9,146
Portfolio turnover rate ............................ 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.39 $14.19 $14.38 $13.27 $11.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.18 0.20 0.15 0.22
Net realized and unrealized gains (losses) ........... 1.42 (2.58) 1.61 1.29 1.91
Total from investment operations .................... 1.66 (2.40) 1.81 1.44 2.13
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.10) (0.37) (0.19) (0.20)
Net realized gains ............................. — (0.30) (1.63) (0.14) (0.14)
Total distributions ............................... (0.23) (0.40) (2.00) (0.33) (0.34)
Net asset value, end of year ....................... $12.82 $11.39 $14.19 $14.38 $13.27
Total return .................................... 14.73% (16.84)% 12.65% 11.17% 18.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.11% 1.19% 1.18% 1.20% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.74%
e
0.71% 0.69%
e
0.59%
e
Net investment income
c
........................... 2.00% 1.51% 1.29% 1.19% 1.71%
Supplemental data
Net assets, end of year (000’s) ..................... $1,613 $1,295 $1,512 $1,186 $1,058
Portfolio turnover rate ............................ 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $14.28 $14.46 $13.34 $11.54
Income from investment operations
a
:
Net investment income
b,c
........................ 0.38 0.36 0.18 0.23 0.29
Net realized and unrealized gains (losses) ........... 1.38 (2.67) 1.72 1.29 1.92
Total from investment operations .................... 1.76 (2.31) 1.90 1.52 2.21
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.30) (0.16) (0.45) (0.26) (0.27)
Net realized gains ............................. — (0.30) (1.63) (0.14) (0.14)
Total distributions ............................... (0.30) (0.46) (2.08) (0.40) (0.41)
Capital contributions ............................. — 0.06 — — —
Net asset value, end of year ....................... $13.03 $11.57 $14.28 $14.46 $13.34
Total return .................................... 15.37% (15.68)%
d
13.24% 11.80% 19.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.61% 1.18% 0.45% 0.50% 0.53%
Expenses net of waiver and payments by affiliates
e
...... 0.20% 0.15%
f
0.15% 0.15%
f
0.04%
f
Net investment income
c
........................... 3.08% 3.02% 1.20% 1.72% 2.26%
Supplemental data
Net assets, end of year (000’s) ..................... $245 $51 $40 $23,717 $22,064
Portfolio turnover rate ............................ 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $14.27 $14.44 $13.33 $11.53
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.25 0.28 0.23 0.28
Net realized and unrealized gains (losses) ........... 1.43 (2.59) 1.62 1.28 1.92
Total from investment operations .................... 1.73 (2.34) 1.90 1.51 2.20
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.29) (0.15) (0.44) (0.26) (0.26)
Net realized gains ............................. — (0.30) (1.63) (0.14) (0.14)
Total distributions ............................... (0.29) (0.45) (2.07) (0.40) (0.40)
Net asset value, end of year ....................... $12.92 $11.48 $14.27 $14.44 $13.33
Total return .................................... 15.26% (16.34)% 13.28% 11.68% 19.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.61% 0.69% 0.68% 0.70% 0.77%
Expenses net of waiver and payments by affiliates
d
...... 0.25% 0.23%
e
0.21% 0.19%
e
0.09%
e
Net investment income
c
........................... 2.47% 2.05% 1.81% 1.74% 2.21%
Supplemental data
Net assets, end of year (000’s) ..................... $1,936 $1,770 $1,937 $1,546 $997
Portfolio turnover rate ............................ 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 29,036 $ 628,629
Domestic Equity 41.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 61,222 2,486,207
a
Franklin Growth Fund, Class R6 ........................................ 48,004 5,932,774
a
Franklin U.S. Core Equity (IU) Fund ..................................... 922,599 13,211,611
a
Franklin U.S. Equity Index ETF ......................................... 33,800 1,406,756
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 65,026 3,103,041
iShares MSCI USA Quality Factor ETF ................................... 2,800 411,992
iShares Russell 2000 ETF ............................................. 5,050 1,013,585
27,565,966
Domestic Fixed Income 30.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 161,162 1,511,702
a
Franklin Investment Grade Corporate ETF ................................. 44,867 971,595
a
Franklin U.S. Core Bond ETF .......................................... 353,479 7,642,216
a
Franklin U.S. Treasury Bond ETF ....................................... 121,486 2,529,946
iShares Floating Rate Bond ETF ........................................ 19,300 976,966
Schwab U.S. TIPS ETF ............................................... 26,074 1,361,063
a
Western Asset Core Plus Bond Fund, Class IS ............................. 445,417 4,267,097
a
Western Asset Short-Term Bond Fund, Class IS ............................ 262,411 960,425
20,221,010
Foreign Equity 23.1%
a
ClearBridge International Growth Fund, Class IS ............................ 18,240 1,111,715
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 250,780 2,392,445
a
Franklin International Core Equity (IU) Fund ............................... 626,035 7,268,271
iShares Core MSCI EAFE ETF ......................................... 15,253 1,073,049
a
Templeton Developing Markets Trust, Class R6 ............................. 96,935 1,719,622
a
Templeton Foreign Fund, Class R6 ...................................... 212,346 1,669,040
15,234,142
Foreign Fixed Income 2.2%
a
Franklin High Yield Corporate ETF ...................................... 33,033 774,294
a
Franklin International Aggregate Bond ETF ................................ 31,950 651,460
1,425,754
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$57,278,073) ................................................................
65,075,501
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 712,937 712,937
Total Money Market Funds (Cost $712,937) .....................................
712,937

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $493,707)
BNP Paribas Securities Corp. (Maturity Value $161,003)
Deutsche Bank Securities, Inc. (Maturity Value $139,507)
HSBC Securities (USA), Inc. (Maturity Value $193,197)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $503,535) ............................................... $ 493,419 $ 493,419
Total Repurchase Agreements (Cost $493,419) ..................................
493,419
Total Short Term Investments (Cost $1,206,356 ) .................................
1,206,356
a
Total Investments (Cost $58,484,429) 100.8% ...................................
$66,281,857
Other Assets, less Liabilities (0.8)% ...........................................
(579,229)
Net Assets 100.0% ...........................................................
$65,702,628
See Abbreviations on page 168 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.75 $14.67 $15.18 $13.94 $12.03
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.20 0.24 0.19 0.24
Net realized and unrealized gains (losses) ........... 1.62 (2.66) 1.90 1.61 2.19
Total from investment operations .................... 1.88 (2.46) 2.14 1.80 2.43
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.31) (0.11) (0.42) (0.20) (0.24)
Net realized gains ............................. (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ............................... (0.35) (0.46) (2.65) (0.56) (0.52)
Net asset value, end of year ....................... $13.28 $11.75 $14.67 $15.18 $13.94
Total return
d
................................... 16.17% (16.69)% 14.20% 13.44% 20.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.79% 0.77% 0.81% 0.81% 0.86%
Expenses net of waiver and payments by affiliates
e
...... 0.50% 0.49%
f
0.47% 0.43%
f
0.34%
Net investment income
c
........................... 2.12% 1.60% 1.45% 1.38% 1.81%
Supplemental data
Net assets, end of year (000’s) ..................... $102,932 $91,064 $104,174 $84,029 $72,425
Portfolio turnover rate ............................ 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.36 $14.23 $14.79 $13.60 $11.75
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.10 0.09 0.08 0.14
Net realized and unrealized gains (losses) ........... 1.57 (2.57) 1.88 1.58 2.13
Total from investment operations .................... 1.73 (2.47) 1.97 1.66 2.27
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.05) (0.30) (0.11) (0.14)
Net realized gains ............................. (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ............................... (0.26) (0.40) (2.53) (0.47) (0.42)
Net asset value, end of year ....................... $12.83 $11.36 $14.23 $14.79 $13.60
Total return
d
................................... 15.36% (17.36)% 13.36% 12.62% 19.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.54% 1.53% 1.55% 1.56% 1.61%
Expenses net of waiver and payments by affiliates
e
...... 1.25% 1.24%
f
1.21% 1.18%
f
1.09%
Net investment income
c
........................... 1.36% 0.81% 0.60% 0.60% 1.06%
Supplemental data
Net assets, end of year (000’s) ..................... $16,352 $14,549 $18,502 $21,329 $21,115
Portfolio turnover rate ............................ 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $14.66 $15.17 $13.92 $12.01
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.17 0.18 0.15 0.20
Net realized and unrealized gains (losses) ........... 1.62 (2.66) 1.91 1.63 2.20
Total from investment operations .................... 1.85 (2.49) 2.09 1.78 2.40
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.09) (0.37) (0.17) (0.21)
Net realized gains ............................. (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ............................... (0.32) (0.44) (2.60) (0.53) (0.49)
Net asset value, end of year ....................... $13.26 $11.73 $14.66 $15.17 $13.92
Total return .................................... 15.90% (16.93)% 13.87% 13.23% 20.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.04% 1.02% 1.05% 1.05% 1.10%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.74%
e
0.71% 0.68%
e
0.58%
Net investment income
c
........................... 1.85% 1.38% 1.08% 1.07% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $4,150 $3,881 $4,113 $4,530 $4,966
Portfolio turnover rate ............................ 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.88 $14.81 $15.31 $14.05 $12.12
Income from investment operations
a
:
Net investment income
b,c
........................ 0.32 0.25 0.18 0.23 0.29
Net realized and unrealized gains (losses) ........... 1.62 (2.68) 2.02 1.63 2.20
Total from investment operations .................... 1.94 (2.43) 2.20 1.86 2.49
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.35) (0.15) (0.47) (0.24) (0.28)
Net realized gains ............................. (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ............................... (0.39) (0.50) (2.70) (0.60) (0.56)
Net asset value, end of year ....................... $13.43 $11.88 $14.81 $15.31 $14.05
Total return .................................... 16.50% (16.38)% 14.46% 13.82% 20.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.73% 0.79% 0.38% 0.40% 0.41%
Expenses net of waiver and payments by affiliates
d
...... 0.19% 0.15%
e
0.14% 0.13%
e
0.04%
Net investment income
c
........................... 2.54% 1.98% 1.10% 1.66% 2.11%
Supplemental data
Net assets, end of year (000’s) ..................... $160 $91 $93 $30,069 $28,513
Portfolio turnover rate ............................ 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.89 $14.84 $15.33 $14.07 $12.13
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.23 0.27 0.23 0.28
Net realized and unrealized gains (losses) ........... 1.64 (2.69) 1.93 1.63 2.21
Total from investment operations .................... 1.94 (2.46) 2.20 1.86 2.49
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.34) (0.14) (0.46) (0.24) (0.27)
Net realized gains ............................. (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ............................... (0.38) (0.49) (2.69) (0.60) (0.55)
Net asset value, end of year ....................... $13.45 $11.89 $14.84 $15.33 $14.07
Total return .................................... 16.51% (16.54)% 14.46% 13.75% 20.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.54% 0.52% 0.56% 0.56% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.25% 0.24%
e
0.21% 0.18%
e
0.09%
Net investment income
c
........................... 2.36% 1.85% 1.67% 1.67% 2.06%
Supplemental data
Net assets, end of year (000’s) ..................... $3,932 $3,496 $3,911 $3,438 $2,145
Portfolio turnover rate ............................ 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 56,375 $ 1,220,519
Domestic Equity 47.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 134,506 5,462,294
a
Franklin Growth Fund, Class R6 ........................................ 105,466 13,034,561
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,026,980 29,026,351
a
Franklin U.S. Equity Index ETF ......................................... 74,300 3,092,366
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 142,901 6,819,236
iShares MSCI USA Quality Factor ETF ................................... 6,150 904,911
iShares Russell 2000 ETF ............................................. 11,100 2,227,881
60,567,600
Domestic Fixed Income 22.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 230,300 2,160,214
a
Franklin Investment Grade Corporate ETF ................................. 64,371 1,393,954
a
Franklin U.S. Core Bond ETF .......................................... 507,190 10,965,448
a
Franklin U.S. Treasury Bond ETF ....................................... 174,337 3,630,568
iShares Floating Rate Bond ETF ........................................ 27,700 1,402,174
Schwab U.S. TIPS ETF ............................................... 37,416 1,953,115
a
Western Asset Core Plus Bond Fund, Class IS ............................. 639,095 6,122,530
a
Western Asset Short-Term Bond Fund, Class IS ............................ 376,525 1,378,083
29,006,086
Foreign Equity 26.3%
a
ClearBridge International Growth Fund, Class IS ............................ 40,089 2,443,406
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 550,889 5,255,477
a
Franklin International Core Equity (IU) Fund ............................... 1,375,942 15,974,688
iShares Core MSCI EAFE ETF ......................................... 33,510 2,357,429
a
Templeton Developing Markets Trust, Class R6 ............................. 213,322 3,784,328
a
Templeton Foreign Fund, Class R6 ...................................... 466,710 3,668,343
33,483,671
Foreign Fixed Income 1.6%
a
Franklin High Yield Corporate ETF ...................................... 47,420 1,111,525
a
Franklin International Aggregate Bond ETF ................................ 45,662 931,048
2,042,573
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$107,626,234) ...............................................................
126,320,449
a a a a
Short Term Investments 1.4%
a
Money Market Funds 0.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 167,891 167,891
Total Money Market Funds (Cost $167,891) .....................................
167,891

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.3%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $1,677,201)
BNP Paribas Securities Corp. (Maturity Value $546,952)
Deutsche Bank Securities, Inc. (Maturity Value $473,927)
HSBC Securities (USA), Inc. (Maturity Value $656,322)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $1,710,588) .............................................. $ 1,676,223 $ 1,676,223
Total Repurchase Agreements (Cost $1,676,223) ................................
1,676,223
Total Short Term Investments (Cost $1,844,114 ) .................................
1,844,114
a
Total Investments (Cost $109,470,348) 100.5% ..................................
$128,164,563
Other Assets, less Liabilities (0.5)% ...........................................
(638,097)
Net Assets 100.0% ...........................................................
$127,526,466
See Abbreviations on page 168 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.50 $14.42 $15.30 $13.76 $11.61
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.16 0.24 0.18 0.22
Net realized and unrealized gains (losses) ........... 1.71 (2.63) 2.19 1.82 2.25
Total from investment operations .................... 1.97 (2.47) 2.43 2.00 2.47
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.10) (0.43) (0.23) (0.18)
Net realized gains ............................. (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ............................... (0.32) (0.45) (3.31) (0.46) (0.32)
Net asset value, end of year ....................... $13.15 $11.50 $14.42 $15.30 $13.76
Total return
d
................................... 17.32% (17.06)% 15.99% 15.04% 21.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.99% 1.10% 1.11% 1.11% 1.18%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.50%
f
0.46% 0.43%
f
0.34%
f
Net investment income
c
........................... 2.09% 1.31% 1.43% 1.30% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $43,076 $32,112 $35,193 $24,809 $19,322
Portfolio turnover rate ............................ 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.23 $14.10 $15.02 $13.52 $11.42
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.06 0.10 0.07 0.12
Net realized and unrealized gains (losses) ........... 1.68 (2.56) 2.18 1.79 2.21
Total from investment operations .................... 1.83 (2.50) 2.28 1.86 2.33
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.02) (0.32) (0.13) (0.09)
Net realized gains ............................. (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ............................... (0.23) (0.37) (3.20) (0.36) (0.23)
Net asset value, end of year ....................... $12.83 $11.23 $14.10 $15.02 $13.52
Total return
d
................................... 16.44% (17.70)% 15.25% 14.15% 20.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.75% 1.85% 1.85% 1.86% 1.93%
Expenses net of waiver and payments by affiliates
e
...... 1.27% 1.25%
f
1.21% 1.18%
f
1.09%
f
Net investment income
c
........................... 1.29% 0.53% 0.62% 0.55% 0.92%
Supplemental data
Net assets, end of year (000’s) ..................... $7,737 $6,697 $7,989 $6,867 $5,630
Portfolio turnover rate ............................ 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.50 $14.41 $15.28 $13.74 $11.60
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.12 0.18 0.14 0.18
Net realized and unrealized gains (losses) ........... 1.73 (2.62) 2.21 1.82 2.25
Total from investment operations .................... 1.94 (2.50) 2.39 1.96 2.43
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.25) (0.06) (0.38) (0.19) (0.15)
Net realized gains ............................. (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ............................... (0.29) (0.41) (3.26) (0.42) (0.29)
Net asset value, end of year ....................... $13.15 $11.50 $14.41 $15.28 $13.74
Total return .................................... 17.00% (17.29)% 15.78% 14.74% 21.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.24% 1.35% 1.35% 1.36% 1.43%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.75%
e
0.71% 0.68%
e
0.59%
e
Net investment income
c
........................... 1.75% 0.96% 1.09% 1.02% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $1,121 $1,114 $1,806 $1,540 $1,528
Portfolio turnover rate ............................ 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.60 $14.54 $15.40 $13.85 $11.69
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.19 0.17 0.21 0.25
Net realized and unrealized gains (losses) ........... 1.74 (2.64) 2.33 1.84 2.27
Total from investment operations .................... 2.04 (2.45) 2.50 2.05 2.52
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.32) (0.14) (0.48) (0.27) (0.22)
Net realized gains ............................. (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ............................... (0.36) (0.49) (3.36) (0.50) (0.36)
Net asset value, end of year ....................... $13.28 $11.60 $14.54 $15.40 $13.85
Total return .................................... 17.76% (16.86)% 16.42% 15.35% 21.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.59% 0.57% 0.49% 0.55% 0.58%
Expenses net of waiver and payments by affiliates
d
...... 0.22% 0.20%
e
0.14% 0.13%
e
0.04%
e
Net investment income
c
........................... 2.40% 1.54% 1.01% 1.58% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $272 $213 $310 $25,450 $22,250
Portfolio turnover rate ............................ 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.58 $14.52 $15.37 $13.82 $11.67
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.19 0.29 0.22 0.33
Net realized and unrealized gains (losses) ........... 1.73 (2.65) 2.21 1.82 2.18
Total from investment operations .................... 2.02 (2.46) 2.50 2.04 2.51
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.31) (0.13) (0.47) (0.26) (0.22)
Net realized gains ............................. (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ............................... (0.35) (0.48) (3.35) (0.49) (0.36)
Net asset value, end of year ....................... $13.25 $11.58 $14.52 $15.37 $13.82
Total return .................................... 17.65% (16.87)% 16.40% 15.33% 21.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.74% 0.85% 0.86% 0.86% 0.93%
Expenses net of waiver and payments by affiliates
d
...... 0.27% 0.25%
e
0.22% 0.18%
e
0.09%
e
Net investment income
c
........................... 2.35% 1.54% 1.75% 1.60% 1.92%
Supplemental data
Net assets, end of year (000’s) ..................... $1,430 $1,156 $937 $506 $146
Portfolio turnover rate ............................ 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 23,687 $ 512,824
Domestic Equity 52.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 62,930 2,555,586
a
Franklin Growth Fund, Class R6 ........................................ 49,917 6,169,181
a
Franklin U.S. Core Equity (IU) Fund ..................................... 755,270 10,815,466
a
Franklin U.S. Equity Index ETF ......................................... 99,375 4,135,988
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 66,842 3,189,700
iShares MSCI USA Quality Factor ETF ................................... 2,875 423,028
iShares Russell 2000 ETF ............................................. 5,200 1,043,692
28,332,641
Domestic Fixed Income 15.4%
a
Franklin Investment Grade Corporate ETF ................................. 19,803 428,834
a
Franklin U.S. Core Bond ETF .......................................... 156,127 3,375,466
a
Franklin U.S. Treasury Bond ETF ....................................... 53,646 1,117,178
iShares Floating Rate Bond ETF ........................................ 8,525 431,535
Schwab U.S. TIPS ETF ............................................... 11,506 600,613
a
Western Asset Core Plus Bond Fund, Class IS ............................. 196,735 1,884,719
a
Western Asset Short-Term Bond Fund, Class IS ............................ 115,913 424,242
8,262,587
Foreign Equity 29.2%
a
ClearBridge International Growth Fund, Class IS ............................ 18,756 1,143,148
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 255,963 2,441,885
a
Franklin International Core Equity (IU) Fund ............................... 643,741 7,473,832
iShares Core MSCI EAFE ETF ......................................... 15,684 1,103,369
a
Templeton Developing Markets Trust, Class R6 ............................. 100,443 1,781,865
a
Templeton Foreign Fund, Class R6 ...................................... 218,348 1,716,215
15,660,314
Foreign Fixed Income 0.6%
a
Franklin High Yield Corporate ETF ...................................... 14,598 342,177
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$44,954,570) ................................................................
53,110,543
a a a a
Short Term Investments 1.8%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 308,445 308,445
Total Money Market Funds (Cost $308,445) .....................................
308,445

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.2%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $634,509)
BNP Paribas Securities Corp. (Maturity Value $206,920)
Deutsche Bank Securities, Inc. (Maturity Value $179,293)
HSBC Securities (USA), Inc. (Maturity Value $248,296)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $647,139) ............................................... $ 634,138 $ 634,138
Total Repurchase Agreements (Cost $634,138) ..................................
634,138
Total Short Term Investments (Cost $942,583 ) ..................................
942,583
a
Total Investments (Cost $45,897,153) 100.8% ...................................
$54,053,126
Other Assets, less Liabilities (0.8)% ...........................................
(416,848)
Net Assets 100.0% ...........................................................
$53,636,278
See Abbreviations on page 168 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.00 $15.19 $15.80 $14.27 $12.04
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.14 0.23 0.17 0.21
Net realized and unrealized gains (losses) ........... 1.97 (2.84) 2.45 1.98 2.45
Total from investment operations .................... 2.22 (2.70) 2.68 2.15 2.66
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.25) (0.08) (0.45) (0.19) (0.21)
Net realized gains ............................. (0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ............................... (0.32) (0.49) (3.29) (0.62) (0.43)
Net asset value, end of year ....................... $13.90 $12.00 $15.19 $15.80 $14.27
Total return
d
................................... 18.65% (17.67)% 17.06% 15.76% 22.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.89% 0.91% 0.91% 0.94% 0.98%
Expenses net of waiver and payments by affiliates
e
...... 0.51% 0.50%
f
0.46% 0.43%
f
0.34%
f
Net investment income
c
........................... 1.93% 1.13% 1.32% 1.22% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $75,190 $62,061 $72,764 $59,801 $51,412
Portfolio turnover rate ............................ 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
99
A
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.51 $14.61 $15.33 $13.88 $11.72
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.04 0.08 0.06 0.11
Net realized and unrealized gains (losses) ........... 1.89 (2.71) 2.38 1.94 2.38
Total from investment operations .................... 2.03 (2.67) 2.46 2.00 2.49
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.16) (0.02) (0.34) (0.12) (0.11)
Net realized gains ............................. (0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ............................... (0.23) (0.43) (3.18) (0.55) (0.33)
Net asset value, end of year ....................... $13.31 $11.51 $14.61 $15.33 $13.88
Total return
d
................................... 17.71% (18.25)% 16.10% 15.00% 21.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.64% 1.66% 1.66% 1.68% 1.73%
Expenses net of waiver and payments by affiliates
e
...... 1.26% 1.25%
f
1.21% 1.17%
f
1.09%
f
Net investment income
c
........................... 1.14% 0.36% 0.48% 0.46% 0.82%
Supplemental data
Net assets, end of year (000’s) ..................... $11,414 $10,537 $13,509 $14,502 $13,333
Portfolio turnover rate ............................ 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
100
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.93 $15.11 $15.74 $14.20 $11.98
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.10 0.19 0.11 0.17
Net realized and unrealized gains (losses) ........... 1.97 (2.81) 2.43 2.01 2.45
Total from investment operations .................... 2.18 (2.71) 2.62 2.12 2.62
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.06) (0.41) (0.15) (0.18)
Net realized gains ............................. (0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ............................... (0.29) (0.47) (3.25) (0.58) (0.40)
Net asset value, end of year ....................... $13.82 $11.93 $15.11 $15.74 $14.20
Total return .................................... 18.39% (17.87)% 16.73% 15.55% 21.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.14% 1.16% 1.16% 1.18% 1.22%
Expenses net of waiver and payments by affiliates
d
...... 0.76% 0.75%
e
0.71% 0.67%
e
0.58%
e
Net investment income
c
........................... 1.63% 0.81% 1.08% 0.80% 1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $2,009 $2,178 $3,348 $2,620 $4,838
Portfolio turnover rate ............................ 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.55 $15.34 $15.93 $14.38 $12.12
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.24 0.15 0.21 0.27
Net realized and unrealized gains (losses) ........... 2.01 (2.81) 2.60 2.01 2.46
Total from investment operations .................... 2.35 (2.57) 2.75 2.22 2.73
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.29) (0.11) (0.50) (0.24) (0.25)
Net realized gains ............................. (0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ............................... (0.36) (0.52) (3.34) (0.67) (0.47)
Capital contributions ............................. — 0.30 — — —
Net asset value, end of year ....................... $14.54 $12.55 $15.34 $15.93 $14.38
Total return .................................... 18.88% (14.60)%
d
17.37% 16.11% 22.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.67% 1.25% 0.41% 0.44% 0.46%
Expenses net of waiver and payments by affiliates
e
...... 0.21% 0.19% 0.14% 0.13%
f
0.04%
f
Net investment income
c
........................... 2.50% 1.85% 0.87% 1.52% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $140 $15 $4 $23,504 $20,022
Portfolio turnover rate ............................ 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.14 $15.34 $15.93 $14.38 $12.13
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.18 0.28 0.21 0.25
Net realized and unrealized gains (losses) ........... 1.99 (2.86) 2.46 2.00 2.46
Total from investment operations .................... 2.27 (2.68) 2.74 2.21 2.71
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.11) (0.49) (0.23) (0.24)
Net realized gains ............................. (0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ............................... (0.35) (0.52) (3.33) (0.66) (0.46)
Net asset value, end of year ....................... $14.06 $12.14 $15.34 $15.93 $14.38
Total return .................................... 18.88% (17.40)% 17.32% 16.06% 22.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.64% 0.66% 0.67% 0.69% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.26% 0.25%
e
0.22% 0.18%
e
0.09%
e
Net investment income
c
........................... 2.17% 1.37% 1.63% 1.49% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $1,574 $1,279 $1,584 $1,089 $819
Portfolio turnover rate ............................ 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 39,934 $ 864,571
Domestic Equity 58.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 116,548 4,733,010
a
Franklin Growth Fund, Class R6 ........................................ 92,447 11,425,471
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,398,780 20,030,536
a
Franklin U.S. Equity Index ETF ......................................... 184,075 7,661,202
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 123,817 5,908,547
iShares MSCI USA Quality Factor ETF ................................... 5,325 783,521
iShares Russell 2000 ETF ............................................. 9,625 1,931,834
52,474,121
Domestic Fixed Income 8.0%
a
Franklin U.S. Core Bond ETF .......................................... 166,061 3,590,239
a
Western Asset Core Plus Bond Fund, Class IS ............................. 375,886 3,600,983
7,191,222
Foreign Equity 32.1%
a
ClearBridge International Growth Fund, Class IS ............................ 34,729 2,116,749
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 473,167 4,514,017
a
Franklin International Core Equity (IU) Fund ............................... 1,192,006 13,839,193
iShares Core MSCI EAFE ETF ......................................... 29,027 2,042,049
a
Templeton Developing Markets Trust, Class R6 ............................. 187,088 3,318,948
a
Templeton Foreign Fund, Class R6 ...................................... 404,311 3,177,885
29,008,841
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$72,091,364) ................................................................
89,538,755
a a a a
Short Term Investments 1.7%
a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 349,503 349,503
Total Money Market Funds (Cost $349,503) .....................................
349,503
Principal
Amount
Repurchase Agreements 1.3%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $1,204,372)
BNP Paribas Securities Corp. (Maturity Value $392,758)
Deutsche Bank Securities, Inc. (Maturity Value $340,319)
HSBC Securities (USA), Inc. (Maturity Value $471,295)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $1,228,347) .............................................. $ 1,203,670 1,203,670
Total Repurchase Agreements (Cost $1,203,670) ................................
1,203,670
Total Short Term Investments (Cost $1,553,173 ) .................................
1,553,173
a
Total Investments (Cost $73,644,537) 100.8% ...................................
$91,091,928
Other Assets, less Liabilities (0.8)% ...........................................
(765,139)
Net Assets 100.0% ...........................................................
$90,326,789

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
104
See Abbreviations on page 168 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
105
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.55 $14.60 $15.76 $14.01 $11.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.14 0.24 0.17 0.19
Net realized and unrealized gains (losses) ........... 1.97 (2.71) 2.51 2.03 2.37
Total from investment operations .................... 2.20 (2.57) 2.75 2.20 2.56
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.19) (0.08) (0.43) (0.22) (0.16)
Net realized gains ............................. (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ............................... (0.23) (0.48) (3.91) (0.45) (0.29)
Net asset value, end of year ....................... $13.52 $11.55 $14.60 $15.76 $14.01
Total return
d
................................... 19.28% (17.52)% 17.58% 16.22% 22.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.16% 1.31% 1.28% 1.28% 1.35%
Expenses net of waiver and payments by affiliates
e
...... 0.50% 0.49%
f
0.45% 0.42%
f
0.34%
f
Net investment income
c
........................... 1.89% 1.11% 1.42% 1.23% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $31,778 $24,594 $30,413 $20,709 $16,729
Portfolio turnover rate ............................ 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.37 $14.40 $15.61 $13.91 $11.66
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.04 0.10 0.07 0.11
Net realized and unrealized gains (losses) ........... 1.94 (2.66) 2.49 2.00 2.34
Total from investment operations .................... 2.07 (2.62) 2.59 2.07 2.45
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.10) (0.01) (0.32) (0.14) (0.07)
Net realized gains ............................. (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ............................... (0.14) (0.41) (3.80) (0.37) (0.20)
Net asset value, end of year ....................... $13.30 $11.37 $14.40 $15.61 $13.91
Total return
d
................................... 18.38% (18.13)% 16.66% 15.35% 21.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.91% 2.06% 2.02% 2.03% 2.10%
Expenses net of waiver and payments by affiliates
e
...... 1.25% 1.24%
f
1.20% 1.17%
f
1.09%
f
Net investment income
c
........................... 1.10% 0.36% 0.57% 0.48% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $7,947 $6,564 $8,038 $7,014 $5,658
Portfolio turnover rate ............................ 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $14.61 $15.76 $14.01 $11.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.10 0.17 0.13 0.17
Net realized and unrealized gains (losses) ........... 1.97 (2.68) 2.54 2.03 2.36
Total from investment operations .................... 2.17 (2.58) 2.71 2.16 2.53
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.16) (0.06) (0.38) (0.18) (0.13)
Net realized gains ............................. (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ............................... (0.20) (0.46) (3.86) (0.41) (0.26)
Net asset value, end of year ....................... $13.54 $11.57 $14.61 $15.76 $14.01
Total return .................................... 18.96% (17.64)% 17.23% 15.92% 21.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.41% 1.56% 1.51% 1.53% 1.60%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.74%
e
0.70% 0.67%
e
0.59%
e
Net investment income
c
........................... 1.60% 0.84% 0.97% 0.91% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $1,868 $1,608 $1,857 $2,468 $2,364
Portfolio turnover rate ............................ 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.66 $14.72 $15.87 $14.10 $11.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.20 0.14 0.21 0.26
Net realized and unrealized gains (losses) ........... 1.92 (2.76) 2.68 2.05 2.37
Total from investment operations .................... 2.26 (2.56) 2.82 2.26 2.63
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.12) (0.49) (0.26) (0.20)
Net realized gains ............................. (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ............................... (0.27) (0.52) (3.97) (0.49) (0.33)
Capital contributions ............................. — 0.02 — — —
Net asset value, end of year ....................... $13.65 $11.66 $14.72 $15.87 $14.10
Total return .................................... 19.60% (17.18)%
d
17.84% 16.59% 22.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.78% 0.43% 0.51% 0.59% 0.62%
Expenses net of waiver and payments by affiliates
e
...... 0.21% 0.19%
f
0.14% 0.12%
f
0.04%
f
Net investment income
c
........................... 2.69% 1.66% 0.85% 1.54% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $91 $5 $2 $22,839 $17,560
Portfolio turnover rate ............................ 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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109
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.65 $14.72 $15.87 $14.10 $11.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.17 0.28 0.20 0.24
Net realized and unrealized gains (losses) ........... 1.98 (2.73) 2.53 2.05 2.38
Total from investment operations .................... 2.25 (2.56) 2.81 2.25 2.62
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.11) (0.48) (0.25) (0.19)
Net realized gains ............................. (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ............................... (0.26) (0.51) (3.96) (0.48) (0.32)
Net asset value, end of year ....................... $13.64 $11.65 $14.72 $15.87 $14.10
Total return .................................... 19.56% (17.30)% 17.77% 16.54% 22.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.91% 1.06% 1.03% 1.03% 1.10%
Expenses net of waiver and payments by affiliates
d
...... 0.25% 0.25%
e
0.20% 0.18%
e
0.09%
e
Net investment income
c
........................... 2.16% 1.41% 1.62% 1.45% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $1,330 $978 $942 $720 $617
Portfolio turnover rate ............................ 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
110
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 18,963 $ 410,549
Domestic Equity 61.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 58,576 2,378,783
a
Franklin Growth Fund, Class R6 ........................................ 46,463 5,742,365
a
Franklin U.S. Core Equity (IU) Fund ..................................... 703,020 10,067,241
a
Franklin U.S. Equity Index ETF ......................................... 92,500 3,849,850
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 62,222 2,969,234
iShares MSCI USA Quality Factor ETF ................................... 2,675 393,599
iShares Russell 2000 ETF ............................................. 4,825 968,426
26,369,498
Domestic Fixed Income 2.8%
a
Franklin U.S. Core Bond ETF .......................................... 27,275 589,686
a
Western Asset Core Plus Bond Fund, Class IS ............................. 61,780 591,854
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2 6
1,181,546
Foreign Equity 34.0%
a
ClearBridge International Growth Fund, Class IS ............................ 17,459 1,064,121
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 237,263 2,263,490
a
Franklin International Core Equity (IU) Fund ............................... 599,242 6,957,196
iShares Core MSCI EAFE ETF ......................................... 14,584 1,025,984
a
Templeton Developing Markets Trust, Class R6 ............................. 93,950 1,666,680
a
Templeton Foreign Fund, Class R6 ...................................... 203,252 1,597,562
14,575,033
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$34,439,595) ................................................................
42,536,626
a a a a
Short Term Investments 2.1%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 313,459 313,460
Total Money Market Funds (Cost $313,460) .....................................
313,460

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
See Abbreviations on page 168 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.3%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $570,258)
BNP Paribas Securities Corp. (Maturity Value $185,967)
Deutsche Bank Securities, Inc. (Maturity Value $161,138)
HSBC Securities (USA), Inc. (Maturity Value $223,153)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88%
- 6.88%, 8/15/25 - 8/15/45; U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $581,610) ............................................... $ 569,925 $ 569,925
Total Repurchase Agreements (Cost $569,925) ..................................
569,925
Total Short Term Investments (Cost $883,385 ) ..................................
883,385
a
Total Investments (Cost $35,322,980) 101.0% ...................................
$43,420,011
Other Assets, less Liabilities (1.0)% ...........................................
(406,356)
Net Assets 100.0% ...........................................................
$43,013,655
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Annual Report The accompanying notes are an integral part of these financial statements.
112
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.48 $13.21 $13.41 $11.86 $9.88
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.13 0.20 0.15 0.18
Net realized and unrealized gains (losses) ........... 1.79 (2.46) 2.12 1.69 2.02
Total from investment operations .................... 2.00 (2.33) 2.32 1.84 2.20
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.17) (0.07) (0.40) (0.19) (0.12)
Net realized gains ............................. (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ............................... (0.25) (0.40) (2.52) (0.29) (0.22)
Net asset value, end of year ....................... $12.23 $10.48 $13.21 $13.41 $11.86
Total return
d
................................... 19.32% (17.54)% 17.34% 15.95% 22.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.43% 1.65% 1.79% 2.03% 2.50%
Expenses net of waiver and payments by affiliates
e
...... 0.50%
f
0.49%
f
0.46%
f
0.43%
f
0.34%
Net investment income
c
........................... 1.90% 1.16% 1.38% 1.27% 1.65%
Supplemental data
Net assets, end of year (000’s) ..................... $24,201 $17,210 $17,727 $12,408 $8,254
Portfolio turnover rate ............................ 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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113
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.22 $12.92 $13.18 $11.69 $9.75
Income from investment operations
a
:
Net investment income
b,c
........................ 0.12 0.05 0.09 0.06 0.09
Net realized and unrealized gains (losses) ........... 1.75 (2.41) 2.08 1.66 1.99
Total from investment operations .................... 1.87 (2.36) 2.17 1.72 2.08
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.09) (0.01) (0.31) (0.13) (0.04)
Net realized gains ............................. (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ............................... (0.17) (0.34) (2.43) (0.23) (0.14)
Net asset value, end of year ....................... $11.92 $10.22 $12.92 $13.18 $11.69
Total return
d
................................... 18.48% (18.19)% 16.49% 15.07% 21.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.19% 2.40% 2.54% 2.78% 3.25%
Expenses net of waiver and payments by affiliates
e
...... 1.25%
f
1.24%
f
1.21%
f
1.18%
f
1.09%
Net investment income
c
........................... 1.12% 0.42% 0.60% 0.51% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $7,243 $5,880 $6,236 $5,083 $3,563
Portfolio turnover rate ............................ 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
114
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.42 $13.15 $13.36 $11.82 $9.85
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.10 0.17 0.11 0.15
Net realized and unrealized gains (losses) ........... 1.79 (2.45) 2.10 1.69 2.01
Total from investment operations .................... 1.97 (2.35) 2.27 1.80 2.16
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.15) (0.05) (0.36) (0.16) (0.09)
Net realized gains ............................. (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ............................... (0.23) (0.38) (2.48) (0.26) (0.19)
Net asset value, end of year ....................... $12.16 $10.42 $13.15 $13.36 $11.82
Total return .................................... 19.07% (17.79)% 17.07% 15.61% 22.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.68% 1.89% 2.04% 2.29% 2.75%
Expenses net of waiver and payments by affiliates
d
...... 0.75%
e
0.74%
e
0.71%
e
0.67%
e
0.59%
Net investment income
c
........................... 1.64% 0.94% 1.16% 0.95% 1.40%
Supplemental data
Net assets, end of year (000’s) ..................... $1,321 $996 $936 $580 $539
Portfolio turnover rate ............................ 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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115
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.69 $13.24 $13.43 $11.87 $9.89
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.15 0.13 0.18 0.22
Net realized and unrealized gains (losses) ........... 1.77 (2.44) 2.24 1.70 2.01
Total from investment operations .................... 2.08 (2.29) 2.37 1.88 2.23
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.20) (0.09) (0.44) (0.22) (0.15)
Net realized gains ............................. (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ............................... (0.28) (0.42) (2.56) (0.32) (0.25)
Capital contributions ............................. — 0.16 — — —
Net asset value, end of year ....................... $12.49 $10.69 $13.24 $13.43 $11.87
Total return .................................... 19.74% (15.90)%
d
17.72% 16.34% 22.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.37% 0.59% 0.67% 0.87% 1.18%
Expenses net of waiver and payments by affiliates
e
...... 0.20%
f
0.15%
f
0.12%
f
0.13%
f
0.04%
Net investment income
c
........................... 2.64% 1.29% 0.87% 1.57% 1.95%
Supplemental data
Net assets, end of year (000’s) ..................... $27 $4 $8 $12,017 $7,296
Portfolio turnover rate ............................ 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%. See Note 2.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
116
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $13.22 $13.42 $11.87 $9.90
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.16 0.24 0.21 0.23
Net realized and unrealized gains (losses) ........... 1.80 (2.46) 2.11 1.66 1.99
Total from investment operations .................... 2.03 (2.30) 2.35 1.87 2.22
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.20) (0.09) (0.43) (0.22) (0.15)
Net realized gains ............................. (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ............................... (0.28) (0.42) (2.55) (0.32) (0.25)
Net asset value, end of year ....................... $12.25 $10.50 $13.22 $13.42 $11.87
Total return .................................... 19.56% (17.30)% 17.60% 16.19% 22.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.21% 1.39% 1.54% 1.77% 2.25%
Expenses net of waiver and payments by affiliates
d
...... 0.25%
e
0.24%
e
0.21%
e
0.19%
e
0.09%
Net investment income
c
........................... 2.05% 1.43% 1.61% 1.74% 1.90%
Supplemental data
Net assets, end of year (000’s) ..................... $579 $519 $505 $378 $134
Portfolio turnover rate ............................ 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 14,763 $ 319,619
Domestic Equity 62.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 46,096 1,871,945
a
Franklin Growth Fund, Class R6 ........................................ 36,563 4,518,859
a
Franklin U.S. Core Equity (IU) Fund ..................................... 553,230 7,922,253
a
Franklin U.S. Equity Index ETF ......................................... 72,800 3,029,936
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 48,974 2,337,039
iShares MSCI USA Quality Factor ETF ................................... 2,100 308,994
iShares Russell 2000 ETF ............................................. 3,800 762,698
20,751,724
Domestic Fixed Income 1.8%
a
Franklin U.S. Core Bond ETF .......................................... 13,521 292,324
a
Western Asset Core Plus Bond Fund, Class IS ............................. 30,621 293,346
585,670
Foreign Equity 34.4%
a
ClearBridge International Growth Fund, Class IS ............................ 13,740 837,457
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 186,927 1,783,287
a
Franklin International Core Equity (IU) Fund ............................... 471,603 5,475,307
iShares Core MSCI EAFE ETF ......................................... 11,480 807,618
a
Templeton Developing Markets Trust, Class R6 ............................. 73,928 1,311,487
a
Templeton Foreign Fund, Class R6 ...................................... 159,959 1,257,276
11,472,432
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$27,709,978) ................................................................
33,129,445
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 236,168 236,168
Total Money Market Funds (Cost $236,168) .....................................
236,168
Total Short Term Investments (Cost $236,168 ) ..................................
236,168
a
Total Investments (Cost $27,946,146) 100.0% ...................................
$33,365,613
Other Assets, less Liabilities 0.0%
†
............................................
4,518
Net Assets 100.0% ...........................................................
$33,370,131
See Abbreviations on page 168 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
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Annual Report The accompanying notes are an integral part of these financial statements.
118
a
Year Ended December 31, Year Ended
December 31,
2021
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.19 0.14 0.27
Net realized and unrealized gains (losses) .................................... 1.49 (2.15) 1.58
Total from investment operations ............................................. 1.68 (2.01) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.17) (0.07) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.20) (0.25) (0.59)
Net asset value, end of year ................................................ $10.48 $9.00 $11.26
Total return
e
............................................................ 18.80% (17.81)% 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 4.63% 7.64% 13.83%
Expenses net of waiver and payments by affiliates
g
............................... 0.51%
h
0.44%
h
0.21%
Net investment income
d
.................................................... 1.93% 1.47% 2.34%
Supplemental data
Net assets, end of year (000’s) .............................................. $3,364 $1,631 $325
Portfolio turnover rate ..................................................... 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded in which the Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a
Year Ended December 31, Year Ended
December 31,
2021
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.13 0.07 0.28
Net realized and unrealized gains (losses) .................................... 1.47 (2.13) 1.56
Total from investment operations ............................................. 1.60 (2.06) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.11) (0.02) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.14) (0.20) (0.59)
Net asset value, end of year ................................................ $10.45 $8.99 $11.25
Total return
e
............................................................ 17.90% (18.23)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 5.05% 8.76% 14.00%
Expenses net of waiver and payments by affiliates
g
............................... 1.27%
h
1.10%
h
0.21%
Net investment income
d
.................................................... 1.32% 0.80% 2.49%
Supplemental data
Net assets, end of year (000’s) .............................................. $475 $176 $68
Portfolio turnover rate ..................................................... 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a
Year Ended December 31, Year Ended
December 31,
2021
a
2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.16 0.09 0.23
Net realized and unrealized gains (losses) .................................... 1.49 (2.11) 1.61
Total from investment operations ............................................. 1.65 (2.02) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.14) (0.05) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.17) (0.23) (0.59)
Net asset value, end of year ................................................ $10.48 $9.00 $11.25
Total return
e
............................................................ 18.54% (17.91)% 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 4.79% 7.79% 12.86%
Expenses net of waiver and payments by affiliates
g
............................... 0.76%
h
0.61%
h
0.21%
Net investment income
d
.................................................... 1.68% 1.00% 2.02%
Supplemental data
Net assets, end of year (000’s) .............................................. $54 $32 $37
Portfolio turnover rate ..................................................... 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended December 31, Year Ended
December 31,
2021
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.20 0.13 0.16
Net realized and unrealized gains (losses) .................................... 1.50 (2.13) 1.69
Total from investment operations ............................................. 1.70 (2.00) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.19) (0.08) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.22) (0.26) (0.59)
Capital contributions ...................................................... — 0.02 —
Net asset value, end of year ................................................ $10.50 $9.02 $11.26
Total return
e
............................................................ 19.08% (17.45)%
f
18.56%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.............................. 4.35% 6.87% 13.90%
Expenses net of waiver and payments by affiliates
h
............................... 0.21% 0.20%
i
0.15%
Net investment income
d
.................................................... 2.10% 1.39% 1.38%
Supplemental data
Net assets, end of year (000’s) .............................................. $11 $9 $11
Portfolio turnover rate ..................................................... 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%. See Note 2.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a
Year Ended December 31, Year Ended
December 31,
2021
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.20 0.13 0.20
Net realized and unrealized gains (losses) .................................... 1.50 (2.12) 1.64
Total from investment operations ............................................. 1.70 (1.99) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .......................................................... (0.19) (0.08) (0.32)
Net realized gains ...................................................... (0.03) (0.18) (0.27)
Total distributions ........................................................ (0.22) (0.26) (0.59)
Net asset value, end of year ................................................ $10.48 $9.00 $11.25
Total return
e
............................................................ 19.07% (17.59)% 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 4.51% 7.40% 14.59%
Expenses net of waiver and payments by affiliates
g
............................... 0.25%
h
0.25%
h
0.20%
Net investment income
d
.................................................... 2.06% 1.35% 1.75%
Supplemental data
Net assets, end of year (000’s) .............................................. $1,054 $888 $1,096
Portfolio turnover rate ..................................................... 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.0%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 2,144 $ 46,418
Domestic Equity 60.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 6,697 271,967
a
Franklin Growth Fund, Class R6 ........................................ 5,312 656,526
a
Franklin U.S. Core Equity (IU) Fund ..................................... 80,377 1,150,996
a
Franklin U.S. Equity Index ETF ......................................... 10,575 440,132
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 7,105 339,051
iShares MSCI USA Quality Factor ETF ................................... 300 44,142
iShares Russell 2000 ETF ............................................. 550 110,390
3,013,204
Domestic Fixed Income 1.7%
a
Franklin U.S. Core Bond ETF .......................................... 1,950 42,159
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,448 42,616
84,775
Foreign Equity 33.7%
a
ClearBridge International Growth Fund, Class IS ............................ 1,996 121,671
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 27,103 258,560
a
Franklin International Core Equity (IU) Fund ............................... 68,516 795,474
iShares Core MSCI EAFE ETF ......................................... 1,664 117,062
a
Templeton Developing Markets Trust, Class R6 ............................. 10,770 191,056
a
Templeton Foreign Fund, Class R6 ...................................... 23,240 182,664
1,666,487
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$4,439,898) .................................................................
4,810,884
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 94,853 94,853
Total Money Market Funds (Cost $94,853) ......................................
94,853
Total Short Term Investments (Cost $94,853 ) ...................................
94,853
a
Total Investments (Cost $4,534,751) 98.9% .....................................
$4,905,737
Other Assets, less Liabilities 1.1% .............................................
51,741
Net Assets 100.0% ...........................................................
$4,957,478
See Abbreviations on page 168 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $8,762,608 $2,584,179 $8,920,204 $4,714,346
Cost - Non-controlled affiliates (Note 3 f ) ..... 40,031,556 26,288,219 92,915,650 53,276,664
Cost - Unaffiliated repurchase agreements ... — 422,649 1,742,660 493,419
Value - Unaffiliated issuers ............... $9,321,856 $2,540,320 $8,906,370 $4,836,655
Value - Non-controlled affiliates (Note 3 f ) ..... 37,741,363 28,192,655 104,583,393 60,951,783
Value - Unaffiliated repurchase agreements ... — 422,649 1,742,660 493,419
Cash ................................. 219 1,239 1,057 585
Receivables:
Capital shares sold ..................... 2,292 441 239,307 32,307
Dividends and interest .................. 67,167 926 4,358 5,497
Total assets ....................... 47,132,897 31,158,230 115,477,145 66,320,246
Liabilities:
Payables:
Investment securities purchased ........... — 295,842 930,246 544,863
Capital shares redeemed ................ 93,552 756 616,078 676
Management & Asset allocation fees ........ 7,949 5,555 14,960 9,189
Distribution fees ....................... 11,569 8,634 31,016 19,992
Transfer agent fees ..................... 10,243 7,620 27,886 17,176
Professional fees ...................... 30,291 20,950 21,258 21,348
Trustees' fees and expenses .............. 65 50 154 68
Accrued expenses and other liabilities ........ 7,226 3,148 4,126 4,306
Total liabilities ...................... 160,895 342,555 1,645,724 617,618
Net assets, at value .............. $46,972,002 $30,815,675 $113,831,421 $65,702,628
Net assets consist of:
Paid-in capital .......................... $52,331,273 $30,165,872 $104,969,556 $60,020,116
Total distributable earnings (losses) .......... (5,359,271) 649,803 8,861,865 5,682,512
Net assets, at value .............. $46,972,002 $30,815,675 $113,831,421 $65,702,628

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Class A:
Net assets, at value .................... $38,172,044 $26,265,335 $96,648,755 $51,565,571
Shares outstanding ..................... 3,759,578 2,266,770 7,915,527 4,012,229
Net asset value per share
a
............... $10.15 $11.59 $12.21 $12.85
Maximum offering price per share (net asset
value per share ÷ 94.50%) ............... $10.74 $12.26 $12.92 $13.60
Class C:
Net assets, at value .................... $3,415,186 $3,411,569 $11,928,233 $10,343,253
Shares outstanding ..................... 340,499 296,806 998,648 819,148
Net asset value and maximum offering price per
share
a
............................... $10.03 $11.49 $11.94 $12.63
Class R:
Net assets, at value .................... $1,642,636 $391,955 $1,778,450 $1,613,161
Shares outstanding ..................... 162,324 33,807 146,252 125,869
Net asset value and maximum offering price per
share ............................... $10.12 $11.59 $12.16 $12.82
Class R6:
Net assets, at value .................... $103,831 $18,300 $566,417 $244,699
Shares outstanding ..................... 10,173 1,537 46,193 18,787
Net asset value and maximum offering price per
share ............................... $10.21 $11.91 $12.26 $13.03
Advisor Class:
Net assets, at value .................... $3,638,305 $728,516 $2,909,566 $1,935,944
Shares outstanding ..................... 356,977 62,642 237,602 149,882
Net asset value and maximum offering price per
share ............................... $10.19 $11.63 $12.25 $12.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $8,534,559 $3,426,035 $4,386,642 $2,183,931
Cost - Non-controlled affiliates (Note 3 f ) ..... 99,259,566 41,836,980 68,054,225 32,569,124
Cost - Unaffiliated repurchase agreements ... 1,676,223 634,138 1,203,670 569,925
Value - Unaffiliated issuers ............... $8,845,510 $3,602,237 $4,757,404 $2,388,009
Value - Non-controlled affiliates (Note 3 f ) ..... 117,642,830 49,816,751 85,130,854 40,462,077
Value - Unaffiliated repurchase agreements ... 1,676,223 634,138 1,203,670 569,925
Cash ................................. 1,623 3,484 5,093 2,164
Receivables:
Capital shares sold ..................... 54,141 36,038 54,269 19,488
Dividends and interest .................. 4,743 2,410 3,303 5,090
Total assets ....................... 128,225,070 54,095,058 91,154,593 43,446,753
Liabilities:
Payables:
Investment securities purchased ........... 581,610 392,217 667,351 348,120
Capital shares redeemed ................ 2,070 1,011 69,064 21,694
Management & Asset allocation fees ........ 15,471 6,518 6,721 1,343
Distribution fees ....................... 36,641 15,746 25,905 13,912
Transfer agent fees ..................... 32,463 19,759 31,577 22,550
Trustees' fees and expenses .............. 128 47 87 39
Accrued expenses and other liabilities ........ 30,221 23,482 27,099 25,440
Total liabilities ...................... 698,604 458,780 827,804 433,098
Net assets, at value .............. $127,526,466 $53,636,278 $90,326,789 $43,013,655
Net assets consist of:
Paid-in capital .......................... $110,377,559 $45,684,536 $73,513,704 $35,116,288
Total distributable earnings (losses) .......... 17,148,907 7,951,742 16,813,085 7,897,367
Net assets, at value .............. $127,526,466 $53,636,278 $90,326,789 $43,013,655

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Class A:
Net assets, at value .................... $102,932,272 $43,075,804 $75,190,070 $31,777,530
Shares outstanding ..................... 7,751,489 3,274,682 5,409,203 2,350,446
Net asset value per share
a
............... $13.28 $13.15 $13.90 $13.52
Maximum offering price per share (net asset
value per share ÷ 94.50%) ............... $14.05 $13.92 $14.71 $14.31
Class C:
Net assets, at value .................... $16,352,160 $7,737,401 $11,413,971 $7,947,499
Shares outstanding ..................... 1,274,645 602,982 857,241 597,364
Net asset value and maximum offering price per
share
a
............................... $12.83 $12.83 $13.31 $13.30
Class R:
Net assets, at value .................... $4,150,448 $1,120,753 $2,009,200 $1,868,384
Shares outstanding ..................... 312,936 85,209 145,424 137,948
Net asset value and maximum offering price per
share ............................... $13.26 $13.15 $13.82 $13.54
Class R6:
Net assets, at value .................... $160,063 $272,336 $139,573 $90,615
Shares outstanding ..................... 11,916 20,513 9,599 6,637
Net asset value and maximum offering price per
share ............................... $13.43 $13.28 $14.54 $13.65
Advisor Class:
Net assets, at value .................... $3,931,523 $1,429,984 $1,573,975 $1,329,627
Shares outstanding ..................... 292,326 107,948 111,938 97,455
Net asset value and maximum offering price per
share ............................... $13.45 $13.25 $14.06 $13.64
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,718,990 $251,518
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 26,227,156 4,283,233
Value - Unaffiliated issuers ................................................. $1,879,310 $271,594
Value - Non-controlled affiliates (Note 3 f ) ....................................... 31,486,303 4,634,143
Cash ................................................................... 394,823 90,368
Receivables:
Capital shares sold ....................................................... 38,853 6,098
Dividends and interest .................................................... 3,137 561
Affiliates ............................................................... — 49,113
Total assets ......................................................... 33,802,426 5,051,877
Liabilities:
Payables:
Investment securities purchased ............................................. 281,661 47,719
Capital shares redeemed .................................................. 88,911 —
Management & Asset allocation fees .......................................... 3,118 —
Distribution fees ......................................................... 11,616 1,092
Transfer agent fees ....................................................... 21,560 4,625
Registration and filing fees ................................................. 1,065 18,441
Professional fees ........................................................ 20,819 19,722
Trustees' fees and expenses ................................................ 28 7
Accrued expenses and other liabilities .......................................... 3,517 2,793
Total liabilities ........................................................ 432,295 94,399
Net assets, at value ................................................ $33,370,131 $4,957,478
Net assets consist of:
Paid-in capital ............................................................ $28,197,835 $4,686,506
Total distributable earnings (losses) ............................................ 5,172,296 270,972
Net assets, at value ................................................ $33,370,131 $4,957,478

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ...................................................... $24,200,810 $3,364,053
Shares outstanding ....................................................... 1,978,844 320,936
Net asset value per share
a
................................................. $12.23 $10.48
Maximum offering price per share (net asset value per share ÷ 94.50%) ............... $12.94 $11.09
Class C:
Net assets, at value ...................................................... $7,242,510 $475,173
Shares outstanding ....................................................... 607,677 45,466
Net asset value and maximum offering price per share
a
............................ $11.92 $10.45
Class R:
Net assets, at value ...................................................... $1,320,891 $54,158
Shares outstanding ....................................................... 108,618 5,171
Net asset value and maximum offering price per share ............................ $12.16 $10.48
Class R6:
Net assets, at value ...................................................... $26,636 $10,503
Shares outstanding ....................................................... 2,133 1,000
Net asset value and maximum offering price per share ............................ $12.49 $10.50
Advisor Class:
Net assets, at value ...................................................... $579,284 $1,053,591
Shares outstanding ....................................................... 47,271 100,557
Net asset value and maximum offering price per share ............................ $12.25 $10.48
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $600,989 $74,180 $306,081 $148,174
Non-controlled affiliates (Note 3 f ) .......... 1,713,465 830,949 2,888,148 1,509,173
Interest:
Unaffiliated issuers ..................... 238,748 2,188 6,843 3,862
Total investment income ................ 2,553,202 907,317 3,201,072 1,661,209
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 113,493 79,823 284,900 151,428
Distribution fees: (Note 3c )
    Class A ............................. 93,457 67,266 242,345 118,839
    Class C ............................. 35,391 36,288 117,409 98,838
    Class R ............................. 8,118 3,317 9,375 6,570
Transfer agent fees: (Note 3e )
    Class A ............................. 49,455 28,632 119,614 70,482
    Class C ............................. 4,667 3,857 14,472 14,640
    Class R ............................. 2,144 706 2,294 1,951
    Class R6 ............................ 95 134 137 166
    Advisor Class ......................... 3,670 754 3,454 2,586
Custodian fees (Note 4 ) ................... 3,919 134 417 182
Reports to shareholders fees ............... 5,533 2,143 12,833 7,902
Registration and filing fees ................. 73,082 70,200 80,161 71,195
Professional fees ........................ 50,425 43,564 43,435 44,646
Trustees' fees and expenses ............... — — 887 121
Other ................................. 7,319 6,699 8,288 7,357
Total expenses ...................... 450,768 343,517 940,021 596,903
Expense reductions (Note 4 ) ............ (157) — — —
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (290,984) (162,186) (301,752) (222,061)
Net expenses ...................... 159,627 181,331 638,269 374,842
Net investment income ............. 2,393,575 725,986 2,562,803 1,286,367
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (941,733) (84,784) (263,279) (57,565)
Non-controlled affiliates (Note 3 f ) ......... (476,739) (583,430) (1,839,827) (519,769)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 2,139 137,821 598,616 392,719
Net realized gain (loss) ............... (1,416,333) (530,393) (1,504,490) (184,615)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 1,578,933 202,728 695,837 317,593
Non-controlled affiliates (Note 3 f ) ......... 2,482,441 3,259,822 12,742,258 7,009,253
Net change in unrealized appreciation
(depreciation) ...................... 4,061,374 3,462,550 13,438,095 7,326,846
Net realized and unrealized gain (loss) ......... 2,645,041 2,932,157 11,933,605 7,142,231
Net increase (decrease) in net assets resulting from
operations ............................... $5,038,616 $3,658,143 $14,496,408 $8,428,598

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $259,556 $92,716 $101,919 $50,367
Non-controlled affiliates (Note 3 f ) .......... 2,893,885 1,092,171 1,904,013 850,892
Interest:
Unaffiliated issuers ..................... 5,813 5,050 6,528 3,517
Total investment income ................ 3,159,254 1,189,937 2,012,460 904,776
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 302,234 114,472 206,972 94,813
Distribution fees: (Note 3c )
    Class A ............................. 244,940 90,164 171,596 69,793
    Class C ............................. 150,590 72,384 107,171 71,393
    Class R ............................. 19,988 4,984 9,522 8,322
Transfer agent fees: (Note 3e )
    Class A ............................. 148,756 76,218 145,854 89,755
    Class C ............................. 22,854 15,224 22,665 22,917
    Class R ............................. 6,061 2,090 4,023 5,339
    Class R6 ............................ 384 142 182 135
    Advisor Class ......................... 5,697 2,618 3,104 3,652
Custodian fees (Note 4 ) ................... 322 104 166 53
Reports to shareholders fees ............... 13,717 6,407 13,012 7,652
Registration and filing fees ................. 105,235 70,265 78,182 70,097
Professional fees ........................ 42,227 44,355 47,371 43,553
Trustees' fees and expenses ............... 912 — 401 —
Other ................................. 8,437 7,746 8,783 7,634
Total expenses ...................... 1,072,354 507,173 819,004 495,108
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (357,196) (217,699) (314,300) (249,025)
Net expenses ...................... 715,158 289,474 504,704 246,083
Net investment income ............. 2,444,096 900,463 1,507,756 658,693
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (171,458) (46,784) (65,555) (13,798)
Non-controlled affiliates (Note 3 f ) ......... (1,070,841) (171,050) (910,274) (305,068)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 866,884 402,415 744,070 373,268
Net realized gain (loss) ............... (375,415) 184,581 (231,759) 54,402
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 768,598 321,509 549,014 260,706
Non-controlled affiliates (Note 3 f ) ......... 15,055,730 6,115,339 12,258,409 5,735,795
Net change in unrealized appreciation
(depreciation) ...................... 15,824,328 6,436,848 12,807,423 5,996,501
Net realized and unrealized gain (loss) ......... 15,448,913 6,621,429 12,575,664 6,050,903
Net increase (decrease) in net assets resulting from
operations ............................... $17,893,009 $7,521,892 $14,083,420 $6,709,596

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $40,303 $5,378
Non-controlled affiliates (Note 3 f ) ............................................ 652,211 89,514
Total investment income .................................................. 692,514 94,892
Expenses:
Management & Asset allocation fees (Note 3 a ) .................................... 72,450 9,835
Distribution fees: (Note 3c )
    Class A ............................................................... 51,974 6,571
    Class C ............................................................... 65,282 2,938
    Class R ............................................................... 5,382 201
Transfer agent fees: (Note 3e )
    Class A ............................................................... 99,660 20,003
    Class C ............................................................... 31,303 2,234
    Class R ............................................................... 5,150 305
    Class R6 .............................................................. 178 58
    Advisor Class ........................................................... 2,763 7,326
Custodian fees (Note 4 ) ..................................................... 40 7
Reports to shareholders fees ................................................. 7,382 4,081
Registration and filing fees ................................................... 72,707 83,205
Professional fees .......................................................... 44,206 42,173
Trustees' fees and expenses ................................................. — 543
Other ................................................................... 7,413 2,692
Total expenses ........................................................ 465,890 182,172
Expense reductions (Note 4 ) .............................................. (36) (6)
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (270,284) (162,429)
Net expenses ........................................................ 195,570 19,737
Net investment income ............................................... 496,944 75,155
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (8,803) (1,404)
Non-controlled affiliates (Note 3 f ) ........................................... (395,162) (102,056)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ........................................... 293,721 42,399
Net realized gain (loss) ................................................. (110,244) (61,061)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 196,575 25,980
Non-controlled affiliates (Note 3 f ) ........................................... 4,526,926 637,898
Net change in unrealized appreciation (depreciation) ........................... 4,723,501 663,878
Net realized and unrealized gain (loss) ........................................... 4,613,257 602,817
Net increase (decrease) in net assets resulting from operations ......................... $5,110,201 $677,972

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,393,575 $2,581,261 $725,986 $772,210
Net realized gain (loss) ............ (1,416,333) (2,384,135) (530,393) (596,608)
Net change in unrealized appreciation
(depreciation) ................. 4,061,374 (7,125,716) 3,462,550 (6,961,502)
Net increase (decrease) in net
assets resulting from operations . 5,038,616 (6,928,590) 3,658,143 (6,785,900)
Distributions to shareholders:
Class A ........................ (1,988,182) (2,225,626) (707,742) (1,072,841)
Class C ........................ (158,840) (231,774) (69,368) (121,787)
Class R ........................ (82,164) (98,684) (14,856) (21,475)
Class R6 ....................... (4,787) (6,596) (898) (153)
Advisor Class ................... (164,258) (142,681) (20,685) (25,341)
Total distributions to shareholders ..... (2,398,231) (2,705,361) (813,549) (1,241,597)
Capital share transactions: (Note 2 )
Class A ........................ (931,858) (1,281,795) (3,626,232) (2,512,663)
Class C ........................ (948,086) (1,666,149) (704,393) (1,393,273)
Class R ........................ (198,695) (89,444) (318,937) 30,324
Class R6 ....................... 28,046 33,869 12,913 89
Advisor Class ................... 1,009,444 58,529 46,187 (56,975)
Total capital share transactions ....... (1,041,149) (2,944,990) (4,590,462) (3,932,498)
Net increase (decrease) in net
assets ..................... 1,599,236 (12,578,941) (1,745,868) (11,959,995)
Net assets:
Beginning of year .................. 45,372,766 57,951,707 32,561,543 44,521,538
End of year ...................... $46,972,002 $45,372,766 $30,815,675 $32,561,543

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,562,803 $2,282,063 $1,286,367 $956,001
Net realized gain (loss) ............ (1,504,490) (1,032,891) (184,615) (1,913,318)
Net change in unrealized appreciation
(depreciation) ................. 13,438,095 (23,804,738) 7,326,846 (10,135,087)
Net increase (decrease) in net
assets resulting from operations . 14,496,408 (22,555,566) 8,428,598 (11,092,404)
Distributions to shareholders:
Class A ........................ (2,684,010) (3,674,030) (1,026,209) (1,583,281)
Class C ........................ (246,946) (429,078) (143,083) (305,484)
Class R ........................ (47,499) (69,346) (25,059) (45,630)
Class R6 ....................... (19,284) (21,254) (2,507) (595)
Advisor Class ................... (83,704) (100,724) (41,720) (64,032)
Total distributions to shareholders ..... (3,081,443) (4,294,432) (1,238,578) (1,999,022)
Capital share transactions: (Note 2 )
Class A ........................ (10,100,474) 950,061 1,846,679 4,257,445
Class C ........................ (1,388,211) (2,391,827) (465,290) (228,935)
Class R ........................ (365,719) (630,963) 137,586 84,190
Class R6 ....................... (172,542) 240,106 179,091 13,369
Advisor Class ................... 64,371 95,139 (42,837) 218,000
Total capital share transactions ....... (11,962,575) (1,737,484) 1,655,229 4,344,069
Net increase (decrease) in net
assets ..................... (547,610) (28,587,482) 8,845,249 (8,747,357)
Net assets:
Beginning of year .................. 114,379,031 142,966,513 56,857,379 65,604,736
End of year ...................... $113,831,421 $114,379,031 $65,702,628 $56,857,379

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,444,096 $1,730,579 $900,463 $486,110
Net realized gain (loss) ............ (375,415) (412,477) 184,581 (132,501)
Net change in unrealized appreciation
(depreciation) ................. 15,824,328 (23,647,344) 6,436,848 (8,434,516)
Net increase (decrease) in net
assets resulting from operations . 17,893,009 (22,329,242) 7,521,892 (8,080,907)
Distributions to shareholders:
Class A ........................ (2,737,263) (3,409,043) (970,541) (1,170,266)
Class C ........................ (327,711) (504,214) (141,391) (208,787)
Class R ........................ (100,870) (132,349) (22,949) (33,215)
Class R6 ....................... (3,575) (3,441) (7,338) (10,610)
Advisor Class ................... (112,245) (137,211) (35,694) (48,604)
Total distributions to shareholders ..... (3,281,664) (4,186,258) (1,177,913) (1,471,482)
Capital share transactions: (Note 2 )
Class A ........................ 65,682 8,084,547 5,908,266 4,136,064
Class C ........................ (48,205) (297,182) 88,937 350,228
Class R ........................ (233,093) 608,222 (131,516) (346,086)
Class R6 ....................... 52,951 17,337 25,828 (33,477)
Advisor Class ................... (3,770) 390,255 108,972 502,914
Total capital share transactions ....... (166,435) 8,803,179 6,000,487 4,609,643
Net increase (decrease) in net
assets ..................... 14,444,910 (17,712,321) 12,344,466 (4,942,746)
Net assets:
Beginning of year .................. 113,081,556 130,793,877 41,291,812 46,234,558
End of year ...................... $127,526,466 $113,081,556 $53,636,278 $41,291,812

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,507,756 $805,299 $658,693 $329,254
Net realized gain (loss) ............ (231,759) 135,213 54,402 (159,230)
Net change in unrealized appreciation
(depreciation) ................. 12,807,423 (17,140,638) 5,996,501 (7,235,854)
Net increase (decrease) in net
assets resulting from operations . 14,083,420 (16,200,126) 6,709,596 (7,065,830)
Distributions to shareholders:
Class A ........................ (1,690,040) (2,450,238) (535,517) (960,821)
Class C ........................ (193,731) (373,600) (85,725) (222,132)
Class R ........................ (41,916) (96,145) (27,380) (66,384)
Class R6 ....................... (1,930) (205) (1,927) (202)
Advisor Class ................... (39,398) (54,042) (24,644) (41,024)
Total distributions to shareholders ..... (1,967,015) (2,974,230) (675,193) (1,290,563)
Capital share transactions: (Note 2 )
Class A ........................ 3,077,971 4,747,600 2,741,585 295,982
Class C ........................ (685,727) (238,740) 247,400 168,563
Class R ........................ (456,233) (510,729) (4,202) 129,424
Class R6 ....................... 118,645 12,553 74,527 3,568
Advisor Class ................... 86,089 23,043 171,195 257,479
Total capital share transactions ....... 2,140,745 4,033,727 3,230,505 855,016
Net increase (decrease) in net
assets ..................... 14,257,150 (15,140,629) 9,264,908 (7,501,377)
Net assets:
Beginning of year .................. 76,069,639 91,210,268 33,748,747 41,250,124
End of year ...................... $90,326,789 $76,069,639 $43,013,655 $33,748,747

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $496,944 $234,037 $75,155 $31,001
Net realized gain (loss) ............ (110,244) (1,649) (61,061) (35,120)
Net change in unrealized appreciation
(depreciation) ................. 4,723,501 (4,943,792) 663,878 (382,052)
Net increase (decrease) in net
assets resulting from operations . 5,110,201 (4,711,404) 677,972 (386,171)
Distributions to shareholders:
Class A ........................ (473,348) (606,049) (56,383) (31,483)
Class C ........................ (103,640) (177,071) (4,549) (2,940)
Class R ........................ (21,663) (30,805) (764) (783)
Class R6 ....................... (261) (173) (227) (268)
Advisor Class ................... (14,390) (17,314) (22,018) (25,855)
Total distributions to shareholders ..... (613,302) (831,412) (83,941) (61,329)
Capital share transactions: (Note 2 )
Class A ........................ 3,767,353 3,373,309 1,343,244 1,502,222
Class C ........................ 347,507 988,485 251,048 130,123
Class R ........................ 153,371 263,716 15,875 2,063
Class R6 ....................... 19,976 (2,225) — 17
Advisor Class ................... (24,944) 117,736 17,602 11,844
Total capital share transactions ....... 4,263,263 4,741,021 1,627,769 1,646,269
Net increase (decrease) in net
assets ..................... 8,760,162 (801,795) 2,221,800 1,198,769
Net assets:
Beginning of year .................. 24,609,969 25,411,764 2,735,678 1,536,909
End of year ...................... $33,370,131 $24,609,969 $4,957,478 $2,735,678

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

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b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on December 29, 2023.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2023, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions are recorded on the
ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement
Income Fund employs a managed distribution policy. Under
this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Underlying Funds, as well as a possible return of capital
component, if necessary, to meet the annual distribution
rate. The annual payout rate may be adjusted higher or
lower from year to year in response to market conditions.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 835,256 $8,203,333 339,543 $3,701,430
Shares issued in reinvestment of distributions .......... 196,562 1,947,041 63,897 702,720
Shares redeemed ............................... (1,129,020) (11,082,232) (735,451) (8,030,382)
Net increase (decrease) .......................... (97,202) $(931,858) (332,011) $(3,626,232)
Year ended December 31, 2022
Shares sold
a
................................... 635,127 $6,640,061 360,430 $4,138,825
Shares issued in reinvestment of distributions .......... 219,854 2,195,999 100,659 1,071,091
Shares redeemed ............................... (1,001,551) (10,117,855) (684,947) (7,722,579)
Net increase (decrease) .......................... (146,570) $(1,281,795) (223,858) $(2,512,663)
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 88,261 $855,031 102,146 $1,099,927
Shares issued in reinvestment of distributions .......... 16,025 157,043 6,356 69,110
Shares redeemed
a
.............................. (201,025) (1,960,160) (173,286) (1,873,430)
Net increase (decrease) .......................... (96,739) $(948,086) (64,784) $(704,393)
Year ended December 31, 2022
Shares sold ................................... 67,069 $706,277 46,738 $530,032
Shares issued in reinvestment of distributions .......... 23,051 227,867 11,499 121,107
Shares redeemed
a
.............................. (251,814) (2,600,293) (179,646) (2,044,412)
Net increase (decrease) .......................... (161,694) $(1,666,149) (121,409) $(1,393,273)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 18,280 $178,833 50,086 $543,698
Shares issued in reinvestment of distributions .......... 8,287 81,853 1,358 14,856
Shares redeemed ............................... (47,060) (459,381) (79,085) (877,491)
Net increase (decrease) .......................... (20,493) $(198,695) (27,641) $(318,937)
Year ended December 31, 2022
Shares sold ................................... 10,781 $109,293 10,797 $118,769
Shares issued in reinvestment of distributions .......... 9,919 98,683 2,022 21,475
Shares redeemed ............................... (29,527) (297,420) (9,667) (109,920)
Net increase (decrease) .......................... (8,827) $(89,444) 3,152 $30,324
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 9,983 $97,654 3,257 $36,533
Shares issued in reinvestment of distributions .......... 188 1,907 69 782
Shares redeemed ............................... (6,959) (71,515) (2,147) (24,402)
Net increase (decrease) .......................... 3,212 $28,046 1,179 $12,913
Year ended December 31, 2022
Shares sold ................................... 18,343 $203,725 — $—
C apital c ontributions ............................. — — — 89
b
Shares issued in reinvestment of distributions .......... 67 742 — —
Shares redeemed ............................... (16,261) (170,598) — —
Net increase (decrease) .......................... 2,149 $33,869 — $89
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 184,774 $1,790,123 19,484 $215,206
Shares issued in reinvestment of distributions .......... 15,963 158,996 1,872 20,685
Shares redeemed ............................... (94,479) (939,675) (17,144) (189,704)
Net increase (decrease) .......................... 106,258 $1,009,444 4,212 $46,187
Year ended December 31, 2022
Shares sold ................................... 88,532 $916,603 1,712 $18,993
Shares issued in reinvestment of distributions .......... 13,681 137,345 2,370 25,341
Shares redeemed ............................... (97,171) (995,419) (8,994) (101,309)
Net increase (decrease) .......................... 5,042 $58,529 (4,912) $(56,975)
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 2,400,842 $27,476,419 1,369,146 $16,363,899
Shares issued in reinvestment of distributions .......... 228,586 2,664,079 84,183 1,018,795
Shares redeemed ............................... (3,500,664) (40,240,972) (1,301,358) (15,536,015)
Net increase (decrease) .......................... (871,236) $(10,100,474) 151,971 $1,846,679
Year ended December 31, 2022
Shares sold
a
................................... 1,278,837 $14,936,648 987,394 $12,064,139
Shares issued in reinvestment of distributions .......... 331,310 3,662,968 138,880 1,581,803
Shares redeemed ............................... (1,494,194) (17,649,555) (773,024) (9,388,497)
Net increase (decrease) .......................... 115,953 $950,061 353,250 $4,257,445
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 439,839 $4,914,549 329,021 $3,849,922
Shares issued in reinvestment of distributions .......... 21,672 246,938 12,102 143,083
Shares redeemed
a
.............................. (585,722) (6,549,698) (380,644) (4,458,295)
Net increase (decrease) .......................... (124,211) $(1,388,211) (39,521) $(465,290)
Year ended December 31, 2022
Shares sold ................................... 207,295 $2,410,456 260,662 $3,130,704
Shares issued in reinvestment of distributions .......... 39,666 429,064 27,224 305,245
Shares redeemed
a
.............................. (450,894) (5,231,347) (306,601) (3,664,884)
Net increase (decrease) .......................... (203,933) $(2,391,827) (18,715) $(228,935)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 78,928 $898,012 89,893 $1,057,456
Shares issued in reinvestment of distributions .......... 4,092 47,499 2,076 25,058
Shares redeemed ............................... (114,389) (1,311,230) (79,731) (944,928)
Net increase (decrease) .......................... (31,369) $(365,719) 12,238 $137,586
Year ended December 31, 2022
Shares sold ................................... 40,559 $476,198 25,207 $310,988
Shares issued in reinvestment of distributions .......... 6,314 69,346 4,010 45,608
Shares redeemed ............................... (94,686) (1,176,507) (22,191) (272,406)
Net increase (decrease) .......................... (47,813) $(630,963) 7,026 $84,190
Class R6
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 2,227 $25,525 14,266 $177,241
Shares issued in reinvestment of distributions .......... 1,647 19,284 202 2,507
Shares redeemed ............................... (18,151) (217,351) (55) (657)
Net increase (decrease) .......................... (14,277) $(172,542) 14,413 $179,091
Year ended December 31, 2022
Shares sold ................................... 19,066 $220,670 4,021 $47,255
C apital c ontributions ............................. — — — 92
b
Shares issued in reinvestment of distributions .......... 1,918 21,253 52 595
Shares redeemed ............................... (169) (1,817) (2,468) (34,573)
Net increase (decrease) .......................... 20,815 $240,106 1,605 $13,369
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 79,358 $917,994 33,773 $420,460
Shares issued in reinvestment of distributions .......... 6,635 77,568 3,392 41,310
Shares redeemed ............................... (80,609) (931,191) (41,510) (504,607)
Net increase (decrease) .......................... 5,384 $64,371 (4,345) $(42,837)
Year ended December 31, 2022
Shares sold ................................... 43,449 $527,001 22,627 $274,836
Shares issued in reinvestment of distributions .......... 8,418 93,452 5,559 63,597
Shares redeemed ............................... (42,545) (525,314) (9,688) (120,433)
Net increase (decrease) .......................... 9,322 $95,139 18,498 $218,000
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 2,616,276 $32,169,187 1,184,077 $14,408,801
Shares issued in reinvestment of distributions .......... 213,559 2,707,534 76,617 964,593
Shares redeemed ............................... (2,829,631) (34,811,039) (778,828) (9,465,128)
Net increase (decrease) .......................... 204 $65,682 481,866 $5,908,266
Year ended December 31, 2022
Shares sold
a
................................... 1,209,965 $15,192,429 555,994 $6,852,127
Shares issued in reinvestment of distributions .......... 291,267 3,392,469 102,807 1,170,329
Shares redeemed ............................... (851,728) (10,500,351) (305,861) (3,886,392)
Net increase (decrease) .......................... 649,504 $8,084,547 352,940 $4,136,064
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 628,803 $7,497,562 310,298 $3,674,205
Shares issued in reinvestment of distributions .......... 26,703 327,647 11,488 141,115
Shares redeemed
a
.............................. (661,114) (7,873,414) (315,357) (3,726,383)
Net increase (decrease) .......................... (5,608) $(48,205) 6,429 $88,937
Year ended December 31, 2022
Shares sold ................................... 178,539 $2,176,700 110,551 $1,342,369
Shares issued in reinvestment of distributions .......... 44,659 504,112 18,751 208,790
Shares redeemed
a
.............................. (243,419) (2,977,994) (99,476) (1,200,931)
Net increase (decrease) .......................... (20,221) $(297,182) 29,826 $350,228
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 96,198 $1,184,524 56,519 $685,734
Shares issued in reinvestment of distributions .......... 7,966 100,869 1,821 22,949
Shares redeemed ............................... (121,972) (1,518,486) (70,003) (840,199)
Net increase (decrease) .......................... (17,808) $(233,093) (11,663) $(131,516)
Year ended December 31, 2022
Shares sold ................................... 60,332 $748,720 33,670 $402,149
Shares issued in reinvestment of distributions .......... 11,371 132,349 2,916 33,215
Shares redeemed ............................... (21,524) (272,847) (65,079) (781,450)
Net increase (decrease) .......................... 50,179 $608,222 (28,493) $(346,086)
Class R6
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 5,516 $68,918 2,371 $28,646
Shares issued in reinvestment of distributions .......... 277 3,575 579 7,338
Shares redeemed ............................... (1,577) (19,542) (812) (10,156)
Net increase (decrease) .......................... 4,216 $52,951 2,138 $25,828
Year ended December 31, 2022
Shares sold ................................... 1,123 $14,120 1,639 $20,469
Shares issued in reinvestment of distributions .......... 292 3,441 924 10,610
Shares redeemed ............................... (18) (224) (5,491) (64,556)
Net increase (decrease) .......................... 1,397 $17,337 (2,928) $(33,477)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 98,969 $1,244,920 30,118 $375,081
Shares issued in reinvestment of distributions .......... 8,502 109,069 2,810 35,598
Shares redeemed ............................... (109,109) (1,357,759) (24,879) (301,707)
Net increase (decrease) .......................... (1,638) $(3,770) 8,049 $108,972
Year ended December 31, 2022
Shares sold ................................... 36,349 $487,153 47,196 $647,725
Shares issued in reinvestment of distributions .......... 11,365 133,972 4,236 48,536
Shares redeemed ............................... (17,375) (230,870) (16,048) (193,347)
Net increase (decrease) .......................... 30,339 $390,255 35,384 $502,914
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 1,610,491 $20,528,901 728,260 $8,988,442
Shares issued in reinvestment of distributions .......... 126,180 1,663,537 42,196 533,827
Shares redeemed ............................... (1,497,714) (19,114,467) (549,618) (6,780,684)
Net increase (decrease) .......................... 238,957 $3,077,971 220,838 $2,741,585
Year ended December 31, 2022
Shares sold
a
................................... 762,207 $9,891,616 524,546 $6,511,712
Shares issued in reinvestment of distributions .......... 205,547 2,432,553 84,393 960,811
Shares redeemed ............................... (588,922) (7,576,569) (562,913) (7,176,541)
Net increase (decrease) .......................... 378,832 $4,747,600 46,026 $295,982
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 394,408 $4,817,157 217,561 $2,642,161
Shares issued in reinvestment of distributions .......... 15,378 193,580 6,959 85,688
Shares redeemed
a
.............................. (467,844) (5,696,464) (204,403) (2,480,449)
Net increase (decrease) .......................... (58,058) $(685,727) 20,117 $247,400
Year ended December 31, 2022
Shares sold ................................... 175,032 $2,194,961 125,525 $1,530,233
Shares issued in reinvestment of distributions .......... 32,863 373,406 19,786 222,132
Shares redeemed
a
.............................. (217,057) (2,807,107) (126,277) (1,583,802)
Net increase (decrease) .......................... (9,162) $(238,740) 19,034 $168,563
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 41,752 $530,779 51,131 $631,433
Shares issued in reinvestment of distributions .......... 3,201 41,916 2,162 27,328
Shares redeemed ............................... (82,085) (1,028,928) (54,363) (662,963)
Net increase (decrease) .......................... (37,132) $(456,233) (1,070) $(4,202)
Year ended December 31, 2022
Shares sold ................................... 38,097 $489,715 63,265 $777,563
Shares issued in reinvestment of distributions .......... 8,169 96,145 5,819 66,384
Shares redeemed ............................... (85,346) (1,096,589) (57,135) (714,523)
Net increase (decrease) .......................... (39,080) $(510,729) 11,949 $129,424
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 65,518 $878,626 7,107 $85,663
Shares issued in reinvestment of distributions .......... 131 1,830 142 1,820
Shares redeemed ............................... (57,230) (761,811) (1,001) (12,956)
Net increase (decrease) .......................... 8,419 $118,645 6,248 $74,527
Year ended December 31, 2022
Shares sold ................................... 1,571 $21,756 393 $5,060
C apital c ontributions ............................. — 131
b
— 6
b
Shares issued in reinvestment of distributions .......... 5 60 — —
Shares redeemed ............................... (674) (9,394) (115) (1,498)
Net increase (decrease) .......................... 902 $12,553 278 $3,568
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 21,444 $279,870 13,879 $175,508
Shares issued in reinvestment of distributions .......... 2,953 39,398 1,926 24,644
Shares redeemed ............................... (17,806) (233,179) (2,333) (28,957)
Net increase (decrease) .......................... 6,591 $86,089 13,472 $171,195
Year ended December 31, 2022
Shares sold ................................... 8,574 $112,346 20,407 $264,364
Shares issued in reinvestment of distributions .......... 4,518 54,042 3,570 41,017
Shares redeemed ............................... (11,004) (143,345) (3,959) (47,902)
Net increase (decrease) .......................... 2,088 $23,043 20,018 $257,479
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 684,806 $7,653,011 174,331 $1,674,861
Shares issued in reinvestment of distributions .......... 41,241 473,386 5,649 56,184
Shares redeemed ............................... (389,876) (4,359,044) (40,237) (387,801)
Net increase (decrease) .......................... 336,171 $3,767,353 139,743 $1,343,244
Year ended December 31, 2022
Shares sold
a
................................... 467,245 $5,255,655 152,804 $1,509,145
Shares issued in reinvestment of distributions .......... 58,870 606,004 3,535 31,222
Shares redeemed ............................... (225,259) (2,488,350) (3,971) (38,145)
Net increase (decrease) .......................... 300,856 $3,373,309 152,368 $1,502,222
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 191,868 $2,085,563 28,613 $276,288
Shares issued in reinvestment of distributions .......... 9,322 103,557 444 4,409
Shares redeemed
a
.............................. (168,843) (1,841,613) (3,124) (29,649)
Net increase (decrease) .......................... 32,347 $347,507 25,933 $251,048
Year ended December 31, 2022
Shares sold ................................... 149,632 $1,635,813 13,882 $134,024
Shares issued in reinvestment of distributions .......... 17,594 176,906 309 2,736
Shares redeemed
a
.............................. (74,585) (824,234) (660) (6,637)
Net increase (decrease) .......................... 92,641 $988,485 13,531 $130,123
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 66,587 $738,504 4,514 $43,167
Shares issued in reinvestment of distributions .......... 1,899 21,663 59 587
Shares redeemed ............................... (55,471) (606,796) (2,945) (27,879)
Net increase (decrease) .......................... 13,015 $153,371 1,628 $15,875
Year ended December 31, 2022
Shares sold ................................... 35,910 $393,368 164 $1,540
Shares issued in reinvestment of distributions .......... 3,008 30,805 62 553
Shares redeemed ............................... (14,486) (160,457) (3) (30)
Net increase (decrease) .......................... 24,432 $263,716 223 $2,063
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 1,739 $20,080 — $—
Shares issued in reinvestment of distributions .......... 12 145 — —
Shares redeemed ............................... (22) (249) — —
Net increase (decrease) .......................... 1,729 $19,976 — $—
Year ended December 31, 2022
Shares sold ................................... 417 $5,173 — $—
C apital c ontributions ............................. — 70
b
— 17
b
Shares redeemed ............................... (603) (7,468) — —
Net increase (decrease) .......................... (186) $(2,225) — $17
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 16,363 $183,253 1,840 $17,555
Shares issued in reinvestment of distributions .......... 1,250 14,390 77 773
Shares redeemed ............................... (19,791) (222,587) (74) (726)
Net increase (decrease) .......................... (2,178) $(24,944) 1,843 $17,602
Year ended December 31, 2022
Shares sold ................................... 10,495 $111,106 1,228 $11,427
Shares issued in reinvestment of distributions .......... 1,679 17,314 56 492
Shares redeemed ............................... (907) (10,684) (8) (75)
Net increase (decrease) .......................... 11,267 $117,736 1,276 $11,844
a
May include a portion of Class C shares that were automatically converted to Class A.
b
An affiliate of the Fund voluntarily made a capital contribution to the Fund. This contribution was made to reimburse the Fund for previously over-accrued transfer agent fees.
The affiliate did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,557 $1,276 $10,156 $14,068
CDSC retained ........................... $71 $409 $969 $1,513
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $22,896 $15,164 $22,900 $17,362
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
CDSC retained ........................... $921 $823 $5,905 $1,330
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $17,695 $5,331
CDSC retained ............................................................. $1,608 $36
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $40,077 $24,427 $98,407 $74,158
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $132,186 $79,407 $126,641 $100,034
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $107,669 $21,817
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2023, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,252,957 $ 78,327 $ (182,455) $ (42,711) $ 207,196 $ 2,313,314 246,622 $ 2,011
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,254,426 1,254,667 (700,003) (70,012) 787,510 5,526,588 255,624 212,918
Franklin High Yield Corporate ETF 2,000,045 107,890 (176,772) (29,206) 153,848 2,055,805 87,705 130,018
Franklin International Core Dividend
Tilt Index ETF ............. — 1,258,001 (21,171) 23 79,587 1,316,440 42,825 19,886
Franklin Investment Grade
Corporate ETF ............ 2,580,137 211,394 (228,841) (64,950) 163,746 2,661,486 122,904 102,441
Franklin U.S. Core Bond ETF ... 3,983,538 1,571,507 (437,539) (79,434) 170,597 5,208,669 240,919 172,462
Franklin U.S. Core Equity (IU) Fund 1,352,460 131,329 (632,118) 96,249 136,625 1,084,545 75,736 20,263
Franklin U.S. Government
Securities Fund, Class R6 ..... 2,338,342 1,089,663 (329,240) (52,913) 87,799 3,133,651 607,297 89,877
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 108,271 10,611,620 (9,618,152) — — 1,101,739 1,101,739 43,855
Templeton Developing Markets
Trust, Class R6 ............ 434,775 72,597 (57,880) (15,150) 53,649 487,991 27,508 18,310
a
Templeton Foreign Fund, Class R6 993,468 93,637 (233,943) 30,713 124,579 1,008,454 128,302 28,085
Western Asset Income Fund, Class
IS ..................... 6,703,412 715,397 (743,811) (161,981) 304,354 6,817,371 1,328,922 501,886
Western Asset Short Duration High
Income Fund, Class I ........ 5,001,984 535,133 (637,391) (87,367) 212,951 5,025,310 1,046,940 373,592
Total Non-Controlled Affiliates $32,003,815 $17,731,162 $(13,999,316) $(476,739) $2,482,441 $37,741,363 $1,715,604
Total Affiliated Securities .... $32,003,815 $17,731,162 $(13,999,316) $(476,739) $2,482,441 $37,741,363 $1,715,604
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,148,635 184,843 (337,213) (94,707) 185,490 1,087,048 115,890 1,015
ClearBridge International Growth
Fund, Class IS ............ — 377,135 (5,253) 111 9,228 381,221 6,255 —
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge Large Cap Value Fund,
Class IS ................. $ 993,724 $ 60,794 $ (298,195) $ 26,099 $ 69,863 $ 852,285 20,987 $ 27,602
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 796,484 108,679 (142,006) (19,143) 80,331 824,345 86,409 37,421
Franklin Growth Fund, Class R6 . 2,365,638 242,561 (996,272) 235,229 186,643 2,033,799 16,456 130,087
a
Franklin High Yield Corporate ETF 564,767 62,482 (102,433) (15,115) 48,476 558,177 23,813 37,476
Franklin International Aggregate
Bond ETF ................ 687,942 85,738 (335,966) (100,082) 130,747 468,379 22,971 4,316
Franklin International Core Equity
(IU) Fund ................ 2,121,449 798,100 (753,868) (41,821) 368,504 2,492,364 214,674 114,818
Franklin International Growth Fund,
Class R6 ................ 321,494 120,578 (448,940) 8,616 (1,748) — — —
Franklin Investment Grade
Corporate ETF ............ 740,948 71,248 (136,604) (31,453) 56,465 700,604 32,353 28,554
Franklin Systematic Style Premia
ETF .................... 311,909 75,790 (100,050) (3,827) 11,376 295,198 13,635 3,130
Franklin U.S. Core Bond ETF ... 5,721,468 581,984 (894,086) (175,031) 276,884 5,511,219 254,913 195,015
Franklin U.S. Core Equity (IU) Fund 5,318,184 254,444 (1,959,022) (73,371) 988,749 4,528,984 316,270 75,754
Franklin U.S. Equity Index ETF . 462,737 51,385 (139,098) 17,780 88,947 481,751 11,575 6,807
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,244,111 50,056 (454,349) 21,231 202,057 1,063,106 22,278 17,633
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 186,396 13,281 (190,072) (5,442) (4,163) — — 1,216
Franklin U.S. Treasury Bond ETF 1,589,201 494,867 (276,044) (63,207) 79,411 1,824,228 87,598 58,416
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 365,822 6,237,282 (6,438,177) — — 164,927 164,927 17,132
Templeton Developing Markets
Trust, Class R6 ............ 556,657 112,697 (133,328) (15,600) 62,406 582,832 32,854 19,795
a
Templeton Foreign Fund, Class R6 527,165 117,020 (157,730) 7,346 78,537 572,338 72,817 15,969
Western Asset Core Plus Bond
Fund, Class IS ............ 3,293,679 461,086 (751,091) (215,002) 288,566 3,077,238 321,215 140,524
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,039,466 $ 130,165 $ (484,031) $ (46,041) $ 53,053 $ 692,612 189,238 $ 36,090
Total Non-Controlled Affiliates $30,357,876 $10,692,215 $(15,533,828) $(583,430) $3,259,822 $28,192,655 $968,770
Total Affiliated Securities .... $30,357,876 $10,692,215 $(15,533,828) $(583,430) $3,259,822 $28,192,655 $968,770
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,917,165 949,401 (847,588) (230,983) 531,717 3,319,712 353,914 3,094
ClearBridge International Growth
Fund, Class IS ............ — 1,651,241 (20,646) 461 40,456 1,671,512 27,424 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,124,126 354,110 (1,151,286) 63,679 345,251 3,735,880 91,994 119,193
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,318,843 511,835 (481,780) (63,554) 324,327 3,609,671 378,372 156,891
Franklin Growth Fund, Class R6 . 9,776,078 1,116,271 (3,748,323) 932,626 838,212 8,914,864 72,133 564,489
a
Franklin High Yield Corporate ETF 1,653,265 257,927 (303,725) (43,065) 142,100 1,706,502 72,803 111,958
Franklin International Aggregate
Bond ETF ................ 1,749,249 281,243 (686,898) (205,756) 293,193 1,431,031 70,183 13,041
Franklin International Core Equity
(IU) Fund ................ 8,737,714 3,651,153 (2,854,331) (163,917) 1,557,470 10,928,089 941,265 484,525
Franklin International Growth Fund,
Class R6 ................ 1,334,547 519,355 (1,878,530) 20,430 4,198 — — —
Franklin Investment Grade
Corporate ETF ............ 2,168,184 292,610 (394,573) (91,717) 165,876 2,140,380 98,840 85,341
Franklin Systematic Style Premia
ETF .................... 1,090,313 291,198 (315,252) (35,839) 62,537 1,092,957 50,483 11,440
Franklin U.S. Core Bond ETF ... 16,728,174 2,440,280 (2,633,781) (524,808) 824,181 16,834,046 778,633 582,572
Franklin U.S. Core Equity (IU) Fund 22,138,668 1,111,026 (7,303,894) (603,857) 4,510,302 19,852,245 1,386,330 319,543
Franklin U.S. Equity Index ETF . 1,973,904 186,825 (504,313) 70,450 387,430 2,114,296 50,800 29,125
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,175,563 238,162 (1,703,315) 39,447 914,105 4,663,962 97,736 75,300
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 783,624 73,756 (816,246) (23,526) (17,608) — — 5,121
Franklin U.S. Treasury Bond ETF 4,648,972 1,692,062 (814,487) (170,889) 217,903 5,573,561 267,638 174,479
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 1,580,072 17,744,596 (18,920,265) — — 404,403 404,403 64,702
Templeton Developing Markets
Trust, Class R6 ............ 2,301,822 584,844 (513,313) (65,829) 258,282 2,565,806 144,634 86,615
a
Templeton Foreign Fund, Class R6 2,189,180 538,394 (580,440) 10,213 352,152 2,509,499 319,275 69,983
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 9,628,633 $ 1,660,586 $ (2,106,859) $ (602,005) $ 819,041 $ 9,399,396 981,148 $ 418,965
Western Asset Short-Term Bond
Fund, Class IS ............ 3,128,680 555,664 (1,588,508) (151,388) 171,133 2,115,581 578,027 110,387
Total Non-Controlled Affiliates $107,146,776 $36,702,539 $(50,168,353) $(1,839,827) $12,742,258 $104,583,393 $3,486,764
Total Affiliated Securities .... $107,146,776 $36,702,539 $(50,168,353) $(1,839,827) $12,742,258 $104,583,393 $3,486,764
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,094,160 521,248 (242,197) (61,494) 199,985 1,511,702 161,162 1,395
ClearBridge International Growth
Fund, Class IS ............ — 1,092,430 (7,791) 167 26,909 1,111,715 18,240 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,391,404 337,682 (499,202) 18,753 237,570 2,486,207 61,222 76,496
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,880,693 470,920 (115,681) (1,626) 158,139 2,392,445 250,780 100,434
Franklin Growth Fund, Class R6 . 5,674,604 930,548 (1,742,162) 262,534 807,250 5,932,774 48,004 370,387
a
Franklin High Yield Corporate ETF 652,305 147,812 (67,843) (10,559) 52,579 774,294 33,033 47,642
Franklin International Aggregate
Bond ETF ................ 650,089 145,882 (181,419) (52,161) 89,069 651,460 31,950 5,846
Franklin International Core Equity
(IU) Fund ................ 5,195,817 2,296,378 (1,093,276) (34,628) 903,980 7,268,271 626,035 303,553
Franklin International Growth Fund,
Class R6 ................ 781,964 328,501 (1,121,222) 41,616 (30,859) — — —
Franklin Investment Grade
Corporate ETF ............ 856,547 170,941 (88,451) (21,482) 54,040 971,595 44,867 36,436
Franklin Systematic Style Premia
ETF .................... 544,509 191,677 (120,271) (1,767) 14,481 628,629 29,036 6,412
Franklin U.S. Core Bond ETF ... 6,610,946 1,443,761 (546,257) (115,705) 249,471 7,642,216 353,479 248,805
Franklin U.S. Core Equity (IU) Fund 12,706,277 1,166,620 (3,063,551) (282,545) 2,684,810 13,211,611 922,599 195,440
Franklin U.S. Equity Index ETF . 1,099,105 223,855 (194,575) 16,470 261,901 1,406,756 33,800 18,229
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,995,238 284,157 (763,920) 14,767 572,799 3,103,041 65,026 46,849
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 453,627 47,090 (475,927) (14,684) (10,106) — — 3,087
Franklin U.S. Treasury Bond ETF 1,836,835 855,446 (184,617) (44,055) 66,337 2,529,946 121,486 74,449
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 755,711 9,079,596 (9,122,370) — — 712,937 712,937 38,342
Templeton Developing Markets
Trust, Class R6 ............ 1,334,804 520,606 (246,751) (4,665) 115,628 1,719,622 96,935 56,588
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,274,672 $ 393,747 $ (218,463) $ (4,097) $ 223,181 $ 1,669,040 212,346 $ 46,018
Western Asset Core Plus Bond
Fund, Class IS ............ 3,805,315 936,835 (574,271) (162,774) 261,992 4,267,097 445,417 177,348
Western Asset Short-Term Bond
Fund, Class IS ............ 1,297,032 298,816 (643,686) (61,834) 70,097 960,425 262,411 48,136
Total Non-Controlled Affiliates $53,891,654 $21,884,548 $(21,313,903) $(519,769) $7,009,253 $60,951,783 $1,901,892
Total Affiliated Securities .... $53,891,654 $21,884,548 $(21,313,903) $(519,769) $7,009,253 $60,951,783 $1,901,892
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,817,990 608,411 (452,226) (119,907) 305,946 2,160,214 230,300 2,026
ClearBridge International Growth
Fund, Class IS ............ — 2,404,370 (20,567) 459 59,144 2,443,406 40,089 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,384,764 572,005 (1,066,245) 37,553 534,217 5,462,294 134,506 170,730
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,245,221 931,468 (263,406) (55,121) 397,315 5,255,477 550,889 225,339
Franklin Growth Fund, Class R6 . 12,769,707 1,754,114 (3,897,604) 656,182 1,752,162 13,034,561 105,466 817,453
a
Franklin High Yield Corporate ETF 955,206 188,581 (93,694) (13,551) 74,983 1,111,525 47,420 70,400
Franklin International Aggregate
Bond ETF ................ 1,067,068 223,741 (415,356) (125,185) 180,780 931,048 45,662 8,540
Franklin International Core Equity
(IU) Fund ................ 11,077,804 5,526,417 (2,492,615) (195,735) 2,058,817 15,974,688 1,375,942 686,584
Franklin International Growth Fund,
Class R6 ................ 1,745,352 748,090 (2,510,527) (2,266) 19,351 — — —
Franklin Investment Grade
Corporate ETF ............ 1,254,204 250,247 (157,069) (37,409) 83,981 1,393,954 64,371 53,831
Franklin Systematic Style Premia
ETF .................... 1,087,488 354,933 (249,063) (21,610) 48,771 1,220,519 56,375 12,530
Franklin U.S. Core Bond ETF ... 9,671,832 1,917,254 (810,361) (176,990) 363,713 10,965,448 507,190 367,131
Franklin U.S. Core Equity (IU) Fund 27,947,872 1,715,140 (5,970,577) (579,538) 5,913,454 29,026,351 2,026,980 441,977
Franklin U.S. Equity Index ETF . 2,853,686 305,384 (713,940) 74,065 573,171 3,092,366 74,300 41,149
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,790,007 436,085 (1,728,225) 37,482 1,283,887 6,819,236 142,901 105,920
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 1,026,129 98,262 (1,068,569) (33,830) (21,992) — — 6,994
Franklin U.S. Treasury Bond ETF 2,688,143 1,172,127 (260,022) (55,673) 85,993 3,630,568 174,337 109,886
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 1,530,736 14,367,340 (15,730,185) — — 167,891 167,891 76,587
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 3,018,692 $ 1,035,822 $ (518,009) $ (74,559) $ 322,382 $ 3,784,328 213,322 $ 125,326
a
Templeton Foreign Fund, Class R6 2,862,874 757,578 (437,990) (14,611) 500,492 3,668,343 466,710 101,283
Western Asset Core Plus Bond
Fund, Class IS ............ 5,566,784 1,355,818 (937,481) (269,534) 406,943 6,122,530 639,095 261,595
Western Asset Short-Term Bond
Fund, Class IS ............ 2,052,794 428,505 (1,114,373) (101,063) 112,220 1,378,083 376,525 75,488
Total Non-Controlled Affiliates $107,414,353 $37,151,692 $(40,908,104) $(1,070,841) $15,055,730 $117,642,830 $3,760,769
Total Affiliated Securities .... $107,414,353 $37,151,692 $(40,908,104) $(1,070,841) $15,055,730 $117,642,830 $3,760,769
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ — 1,117,160 (1,709) 34 27,663 1,143,148 18,756 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,221,231 495,878 (413,134) 16,450 235,161 2,555,586 62,930 76,660
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,709,541 642,453 (62,317) (13,818) 166,026 2,441,885 255,963 96,296
Franklin Growth Fund, Class R6 . 5,263,064 1,333,227 (1,437,852) 73,964 936,778 6,169,181 49,917 379,454
a
Franklin High Yield Corporate ETF 255,736 92,057 (23,805) (3,187) 21,376 342,177 14,598 19,850
Franklin International Core Equity
(IU) Fund ................ 4,544,929 2,963,192 (864,472) (48,466) 878,649 7,473,832 643,741 288,771
Franklin International Growth Fund,
Class R6 ................ 721,611 352,148 (1,082,984) 3,334 5,891 — — —
Franklin Investment Grade
Corporate ETF ............ 335,548 126,221 (48,281) (10,525) 25,871 428,834 19,803 15,215
Franklin Systematic Style Premia
ETF .................... 402,222 183,741 (81,249) 508 7,602 512,824 23,687 5,199
Franklin U.S. Core Bond ETF ... 2,584,370 963,887 (239,362) (46,404) 112,975 3,375,466 156,127 104,124
Franklin U.S. Core Equity (IU) Fund 10,261,687 1,189,545 (2,504,649) (3,264) 1,872,147 10,815,466 755,270 154,615
Franklin U.S. Equity Index ETF . 1,172,213 2,933,749 (696,939) 69,684 657,281 4,135,988 99,375 42,567
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,879,808 510,937 (1,798,638) (53,231) 650,824 3,189,700 66,842 46,938
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 420,342 46,348 (443,266) (14,400) (9,024) — — 2,905
Franklin U.S. Treasury Bond ETF 718,725 421,599 (35,517) (5,965) 18,336 1,117,178 53,646 31,102
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 714,891 7,443,728 (7,850,174) — — 308,445 308,445 29,680
Templeton Developing Markets
Trust, Class R6 ............ 1,238,555 642,503 (204,299) (27,377) 132,483 1,781,865 100,443 58,217
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,182,080 $ 473,435 $ (150,490) $ (5,559) $ 216,749 $ 1,716,215 218,348 $ 47,051
Western Asset Core Plus Bond
Fund, Class IS ............ 1,488,174 618,716 (274,500) (75,234) 127,563 1,884,719 196,735 73,324
Western Asset Short-Term Bond
Fund, Class IS ............ 607,513 172,736 (359,401) (27,594) 30,988 424,242 115,913 22,618
Total Non-Controlled Affiliates $39,722,240 $22,723,260 $(18,573,038) $(171,050) $6,115,339 $49,816,751 $1,494,586
Total Affiliated Securities .... $39,722,240 $22,723,260 $(18,573,038) $(171,050) $6,115,339 $49,816,751 $1,494,586
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ — 2,070,122 (4,633) 39 51,221 2,116,749 34,729 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,396,296 694,036 (836,592) 20,462 458,808 4,733,010 116,548 145,530
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,534,143 830,382 (141,776) (21,414) 312,682 4,514,017 473,167 189,124
Franklin Growth Fund, Class R6 . 10,412,946 1,756,286 (2,731,234) 367,718 1,619,755 11,425,471 92,447 701,625
a
Franklin International Core Equity
(IU) Fund ................ 9,522,302 4,503,472 (1,775,410) (234,620) 1,823,449 13,839,193 1,192,006 572,875
Franklin International Growth Fund,
Class R6 ................ 1,422,808 704,465 (2,134,766) (10,400) 17,893 — — —
Franklin Systematic Style Premia
ETF .................... 726,599 285,056 (164,781) (14,371) 32,068 864,571 39,934 8,801
Franklin U.S. Core Bond ETF ... 3,142,919 1,185,924 (798,047) (151,476) 210,919 3,590,239 166,061 127,925
Franklin U.S. Core Equity (IU) Fund 22,078,457 580,152 (6,313,072) (560,076) 4,245,075 20,030,536 1,398,780 308,374
Franklin U.S. Equity Index ETF . 2,322,826 5,305,351 (1,372,950) 141,515 1,264,460 7,661,202 184,075 82,384
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,733,733 576,840 (2,546,511) (39,508) 1,183,993 5,908,547 123,817 89,141
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 831,174 104,246 (887,801) (29,397) (18,222) — — 5,844
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 817,913 11,413,289 (11,881,699) — — 349,503 349,503 50,091
Templeton Developing Markets
Trust, Class R6 ............ 2,447,029 1,024,061 (353,247) (50,632) 251,737 3,318,948 187,088 107,645
a
Templeton Foreign Fund, Class R6 2,334,095 778,347 (333,725) (15,751) 414,919 3,177,885 404,311 87,046
Western Asset Core Plus Bond
Fund, Class IS ............ 3,208,080 1,336,909 (1,023,892) (291,192) 371,078 3,600,983 375,886 160,254
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 379,129 $ 75,570 $ (452,102) $ (21,171) $ 18,574 $ — — $ 11,424
Total Non-Controlled Affiliates $74,310,449 $33,224,508 $(33,752,238) $(910,274) $12,258,409 $85,130,854 $2,648,083
Total Affiliated Securities .... $74,310,449 $33,224,508 $(33,752,238) $(910,274) $12,258,409 $85,130,854 $2,648,083
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ — 1,038,432 — — 25,689 1,064,121 17,459 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,059,453 380,022 (295,690) 14,555 220,443 2,378,783 58,576 71,823
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,633,694 510,731 (22,666) (4,249) 145,980 2,263,490 237,263 92,676
Franklin Growth Fund, Class R6 . 4,882,286 992,399 (1,087,779) 14,620 940,839 5,742,365 46,463 351,978
a
Franklin International Core Equity
(IU) Fund ................ 4,361,105 2,429,071 (603,357) (40,706) 811,083 6,957,196 599,242 278,576
Franklin International Growth Fund,
Class R6 ................ 670,060 345,420 (1,018,444) (3,899) 6,863 — — —
Franklin Systematic Style Premia
ETF .................... 325,248 140,165 (62,425) 994 6,567 410,549 18,963 4,158
Franklin U.S. Core Bond ETF ... 637,746 419,949 (472,106) (36,773) 40,870 589,686 27,275 27,646
Franklin U.S. Core Equity (IU) Fund 9,106,717 659,458 (1,446,315) (94,914) 1,842,295 10,067,241 703,020 146,067
Franklin U.S. Equity Index ETF . 1,086,644 2,667,832 (590,990) 62,151 624,213 3,849,850 92,500 40,349
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,251,829 585,573 (2,448,134) (120,052) 700,018 2,969,234 62,222 46,604
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 388,008 43,492 (409,182) (13,751) (8,567) — — 2,775
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 513,740 5,190,541 (5,390,821) — — 313,460 313,459 24,664
Templeton Developing Markets
Trust, Class R6 ............ 1,147,868 549,735 (128,192) (17,121) 114,390 1,666,680 93,950 53,976
a
Templeton Foreign Fund, Class R6 1,097,845 413,041 (107,566) (5,074) 199,316 1,597,562 203,252 43,643
Western Asset Core Plus Bond
Fund, Class IS ............ 652,179 457,521 (523,991) (51,715) 57,860 591,854 61,780 34,723
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 170,002 $ 37,601 $ (206,399) $ (9,134) $ 7,936 $ 6 2 $ 4,502
Total Non-Controlled Affiliates $32,984,424 $16,860,983 $(14,814,057) $(305,068) $5,735,795 $40,462,077 $1,224,160
Total Affiliated Securities .... $32,984,424 $16,860,983 $(14,814,057) $(305,068) $5,735,795 $40,462,077 $1,224,160
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ — 817,224 — — 20,233 837,457 13,740 —
ClearBridge Large Cap Value Fund,
Class IS ................. 1,535,093 435,804 (281,354) 3,507 178,895 1,871,945 46,096 56,185
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,176,660 516,663 (16,722) (4,259) 110,945 1,783,287 186,927 72,075
Franklin Growth Fund, Class R6 . 3,635,030 1,142,526 (991,338) (49,525) 782,166 4,518,859 36,563 276,963
a
Franklin International Core Equity
(IU) Fund ................ 3,177,361 2,206,719 (492,012) (56,685) 639,924 5,475,307 471,603 215,764
Franklin International Growth Fund,
Class R6 ................ 499,649 297,950 (798,674) (4,928) 6,003 — — —
Franklin Systematic Style Premia
ETF .................... 241,350 127,122 (54,459) 425 5,181 319,619 14,763 3,227
Franklin U.S. Core Bond ETF ... 409,555 268,173 (387,474) (28,206) 30,276 292,324 13,521 16,690
Franklin U.S. Core Equity (IU) Fund 5,986,741 1,176,493 (554,007) (44,720) 1,357,746 7,922,253 553,230 111,382
Franklin U.S. Equity Index ETF . 808,337 2,197,493 (507,163) 39,824 491,445 3,029,936 72,800 31,467
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,730,960 696,450 (2,538,907) (161,556) 610,092 2,337,039 48,974 39,381
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 290,055 53,263 (325,966) (11,237) (6,115) — — 2,113
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 418,686 4,615,457 (4,797,975) — — 236,168 236,168 19,193
Templeton Developing Markets
Trust, Class R6 ............ 856,596 549,590 (166,895) (28,030) 100,226 1,311,487 73,928 42,518
a
Templeton Foreign Fund, Class R6 818,415 381,548 (91,298) (4,893) 153,504 1,257,276 159,959 34,321
Western Asset Core Plus Bond
Fund, Class IS ............ 419,333 294,901 (423,346) (38,620) 41,078 293,346 30,621 21,210
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 126,941 $ 37,734 $ (163,743) $ (6,259) $ 5,327 $ — — $ 3,443
Total Non-Controlled Affiliates $24,130,762 $15,815,110 $(12,591,333) $(395,162) $4,526,926 $31,486,303 $945,932
Total Affiliated Securities .... $24,130,762 $15,815,110 $(12,591,333) $(395,162) $4,526,926 $31,486,303 $945,932
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ — 118,759 (28) — 2,940 121,671 1,996 —
ClearBridge Large Cap Value Fund,
Class IS ................. 168,239 118,024 (39,138) (695) 25,537 271,967 6,697 7,912
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 127,983 128,069 (10,184) (3,287) 15,979 258,560 27,103 9,911
Franklin Growth Fund, Class R6 . 397,047 313,124 (146,901) (26,389) 119,645 656,526 5,312 39,989
a
Franklin International Core Equity
(IU) Fund ................ 349,433 444,772 (74,143) (14,771) 90,183 795,474 68,516 29,190
Franklin International Growth Fund,
Class R6 ................ 54,227 61,520 (114,411) (12,682) 11,346 — — —
Franklin Systematic Style Premia
ETF .................... 27,485 36,498 (18,183) (58) 676 46,418 2,144 474
Franklin U.S. Core Bond ETF ... 46,045 58,916 (63,038) (3,390) 3,626 42,159 1,950 2,280
Franklin U.S. Core Equity (IU) Fund 619,279 451,560 (92,279) (10,013) 182,449 1,150,996 80,377 14,707
Franklin U.S. Equity Index ETF . 88,061 349,376 (68,149) 2,938 67,906 440,132 10,575 4,365
Franklin U.S. Large Cap Multifactor
Index ETF ............... 433,828 134,255 (288,525) (18,938) 78,431 339,051 7,105 5,168
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 32,334 16,017 (46,098) (1,177) (1,076) — — 282
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 43,913 1,262,777 (1,211,837) — — 94,853 94,853 3,124
Templeton Developing Markets
Trust, Class R6 ............ 93,071 117,660 (27,740) (7,658) 15,723 191,056 10,770 6,155
a
Templeton Foreign Fund, Class R6 89,999 97,028 (22,837) (745) 19,219 182,664 23,240 5,039
Western Asset Core Plus Bond
Fund, Class IS ............ 45,948 58,933 (62,522) (4,666) 4,923 42,616 4,448 2,852
Western Asset Short-Term Bond
Fund, Class IS ............ 15,036 13,669 (28,571) (525) 391 — — 465
Total Non-Controlled Affiliates $2,631,928 $3,780,957 $(2,314,584) $(102,056) $637,898 $4,634,143 $131,913
Total Affiliated Securities .... $2,631,928 $3,780,957 $(2,314,584) $(102,056) $637,898 $4,634,143 $131,913
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund other than Class R6 do not exceed 0.05% and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds other than Class R6 do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.00% based on the average net assets of the class until April 30, 2024.
h. Other Affiliated Transactions
At December 31, 2023, Templeton International Inc. owned 21.1% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 642,753 $ 98,824 $ — $ 1,051,478
Long term ............................. 2,444,533 342,746 431,506 256,154
Total capital loss carryforwards ............ $3,087,286 $441,570 $431,506 $1,307,632
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
During the year ended December 31, 2023, Franklin LifeSmart™ 2030 Retirement Target Fund utilized $53,270 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 , was as follows:
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 50,996 $ 28,758 $ 198
Long term ............................. 2,820 18,874 — —
Total capital loss carryforwards ............ $2,820 $69,870 $28,758 $198
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $2,398,231 $2,248,419 $813,549 $475,536
Long term capital gain .................... — 456,942 — 766,061
$2,398,231 $2,705,361 $813,549 $1,241,597
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $3,027,131 $1,385,227 $1,238,578 $561,153
Long term capital gain .................... 54,312 2,909,205 — 1,437,869
$3,081,443 $4,294,432 $1,238,578 $1,999,022
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $2,917,768 $1,000,441 $1,028,011 $310,889
Long term capital gain .................... 363,896 3,185,817 149,902 1,160,593
$3,281,664 $4,186,258 $1,177,913 $1,471,482
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $1,530,127 $456,616 $539,411 $198,223
Long term capital gain .................... 436,888 2,517,614 135,782 1,092,340
$1,967,015 $2,974,230 $675,193 $1,290,563
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $399,537 $122,473 $70,207 $17,883
Long term capital gain .................... 213,765 708,939 13,734 43,446
$613,302 $831,412 $83,941 $61,329
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $49,712,890 $30,284,763 $106,417,778 $59,763,651
Unrealized appreciation ..................... $1,385,009 $3,429,689 $16,276,751 $9,410,086
Unrealized depreciation ..................... (4,034,680) (2,558,828) (7,462,106) (2,891,880)
Net unrealized appreciation (depreciation) ....... $(2,649,671) $870,861 $8,814,645 $6,518,206
Distributable earnings:
Undistributed ordinary income ................ $377,685 $220,513 $478,725 $471,940
Total distributable earnings .................. $377,685 $220,513 $478,725 $471,940
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $111,389,023 $46,435,772 $74,654,749 $35,752,358
Unrealized appreciation ..................... $21,426,650 $8,633,335 $17,916,110 $8,169,987
Unrealized depreciation ..................... (4,651,110) (1,015,981) (1,478,931) (502,334)
Net unrealized appreciation (depreciation) ....... $16,775,540 $7,617,354 $16,437,179 $7,667,653
Distributable earnings:
Undistributed ordinary income ................ $373,367 $173,582 $378,726 $299,585
Undistributed long term capital gains ........... — 160,805 — —
Total distributable earnings .................. $373,367 $334,387 $378,726 $299,585
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
The Funds, except for Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund,
Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™
2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin LifeSmart™ 2055 Retirement
Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, were as follows:
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $28,394,314 $4,655,632
Unrealized appreciation ....................................................... $5,441,760 $382,127
Unrealized depreciation ....................................................... (470,461) (132,022)
Net unrealized appreciation (depreciation) ......................................... $4,971,299 $250,105
Distributable earnings:
Undistributed ordinary income .................................................. $229,755 $21,065
Total distributable earnings .................................................... $229,755 $21,065
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $11,770,062 $5,585,890 $23,547,084 $15,853,195
Sales .................................. $13,376,751 $10,000,054 $34,448,270 $13,597,146
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $28,497,465 $17,989,673 $26,300,117 $13,862,065
Sales .................................. $28,019,784 $11,805,137 $23,675,928 $10,269,470
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $13,004,621 $2,819,772
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2023, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales .................................................................... $8,455,692 $1,209,039
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 43,690,968 $ — $ — $ 43,690,968
Index-Linked Notes :
Capital Markets ........................  —  —  2,270,512  2,270,512
Short Term Investments ................... 1,101,739 — — 1,101,739
Total Investments in Securities ........... $44,792,707 $— $2,270,512 $47,063,219
6. Investment Transactions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 30,568,048 $ — $ — $ 30,568,048
Short Term Investments ................... 164,927 422,649 — 587,576
Total Investments in Securities ........... $30,732,975 $422,649 $— $31,155,624
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 113,085,360 — — 113,085,360
Short Term Investments ................... 404,403 1,742,660 — 2,147,063
Total Investments in Securities ........... $113,489,763 $1,742,660 $— $115,232,423
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 65,075,501 — — 65,075,501
Short Term Investments ................... 712,937 493,419 — 1,206,356
Total Investments in Securities ........... $65,788,438 $493,419 $— $66,281,857
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 126,320,449 — — 126,320,449
Short Term Investments ................... 167,891 1,676,223 — 1,844,114
Total Investments in Securities ........... $126,488,340 $1,676,223 $— $128,164,563
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 53,110,543 — — 53,110,543
Short Term Investments ................... 308,445 634,138 — 942,583
Total Investments in Securities ........... $53,418,988 $634,138 $— $54,053,126
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 89,538,755 — — 89,538,755
Short Term Investments ................... 349,503 1,203,670 — 1,553,173
Total Investments in Securities ........... $89,888,258 $1,203,670 $— $91,091,928
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 42,536,626 — — 42,536,626
Short Term Investments ................... 313,460 569,925 — 883,385
Total Investments in Securities ........... $42,850,086 $569,925 $— $43,420,011
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2023, the reconciliation is as follows:
The Level 3 financial instruments for Franklin LifeSmart Retirement
TM
Income Fund include UBS AG into S&P 500 Index,
Senior Note,144A, 6.41%, 5/07/24 valued at $2,270,512, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 33,129,445 $ — $ — $ 33,129,445
Short Term Investments ................... 236,168 — — 236,168
Total Investments in Securities ........... $33,365,613 $— $— $33,365,613
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 4,810,884 — — 4,810,884
Short Term Investments ................... 94,853 — — 94,853
Total Investments in Securities ........... $4,905,737 $— $— $4,905,737
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 4,556,722 $ — $ (2,559,156) $ — $ — $ — $ (191,502) $ 464,448 $ 2,270,512 $ 216,467
Total Investments in
Securities ............ $4,556,722 $— $(2,559,156) $— $— $— $(191,502) $464,448 $2,270,512 $216,467
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Selected Portfolio
ETF
Exchange-Traded Fund
TIPS
Treasury Inflation Protected Securities
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart™ Retirement Income Fund,
Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™
2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement
Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin
LifeSmart™ 2055 Retirement Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of
America.
Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin
LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™
2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045
Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin LifeSmart™ 2055 Retirement
Target Fund
(a)
Franklin LifeSmart™ 2060 Retirement Target Fund
(b)
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
(a)
The financial highlights for each of the five years in the period ended December 31, 2023
(b)
The financial highlights for each of the two years in the period ended December 31, 2023, and for the period January 29,
2021 (commencement of operations) through December 31, 2021

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Pursuant to:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — — $54,312
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $709,062 $145,156 $615,558
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,316,432 $264,904 $1,125,407
Pursuant to:
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $375,572 $154,333
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $382,607 $861,883 $363,388
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $705,983 $1,586,793 $676,437
Pursuant to:
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $436,888 $135,782 $213,765
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $709,062 $345,800 $270,283
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,316,432 $643,614 $501,920
Pursuant to:
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $13,734
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $36,496
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $68,540

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2023:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Foreign Taxes Paid $81,708 $15,694 $66,095 $43,086 $96,933
Foreign Source Income
Earned $438,956 $86,747 $364,468 $235,779 $524,849
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Foreign Taxes Paid $41,683 $81,708 $40,492 $31,614 $4,391
Foreign Source Income
Earned $226,756 $438,956 $218,097 $170,625 $23,981

Franklin Fund Allocator Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee
since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series

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Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information

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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

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Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin Fund
Allocator Series for the 12-month reporting period ended
December 31, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Greg E. Johnson
Chairman
Franklin Fund Allocator Series

franklintempleton.com
Annual Report
2
Contents
Funds’ Overview 3
Franklin Conservative Allocation Fund 4
Franklin Moderate Allocation Fund 10
Franklin Growth Allocation Fund 16
Financial Highlights and Schedules of Investments 22
Financial Statements 43
Notes to Financial Statements 48
Report of Independent Registered
Public Accounting Firm 62
Tax Information 63
Board Members and Officers 64
Shareholder Information 69
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Funds’ Overview
Q. What were the overall market conditions during the
Funds’ reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index, posted a
strong total return for the 12 months ended December 31,
2023. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. This inflationary pressure led many of the world’s central banks
to tighten monetary policy, driving interest rates significantly higher and pressuring economic growth. However, monetary
tightening eased as the year progressed, and investors
foresaw an end to major central banks’ rate-hiking cycles.
Equity performance varied notably by region, as the impact
of changing economic conditions differed depending on local
circumstances.
None of the Funds used derivatives during the reporting
period.
Q. How did we respond to these changing market
conditions?
A. We began 2023 cautious of the impact of higher interest
rates and high levels of inflation. The Fund was underweight to equities for the first part of the year. When concerns
regarding regional banks came to the forefront in March,
the positioning was held and continued through much
of the year. Positioning was maintained until the end of
October, when the Fund’s equity weight was neutralized.
This was due to inflation falling and the view that the Federal
Reserve’s rate hiking cycle was coming to an end. This more
positive view continued with an overweight to equities at the end of November.
Q. What were the leading contributors to the Funds’
performance?
A. Within equities, Franklin Growth Fund had a positive
impact on relative performance with its style focus on growth, which outperformed value. Fund selection within fixed
income and international equities also supported returns.
Among international equities, Franklin International Core
Equity Fund contributed due in part to sector positioning.
In U.S. fixed income, Franklin High Yield Corporate ETF
contributed as high-yield credits tended to perform better
than their higher rated counterparts. In international fixed income, BrandywineGLOBAL - Global Opportunities Bond
Fund benefited returns.
Q. What were the leading detractors from the Funds’
performance?
A. During the 12-month period, Fund selection among U.S.
equities detracted from relative performance. Franklin U.S.
Core Equity Fund and ClearBridge Large Cap Value Fund
weighed on returns due in part to their value style biases,
which underperformed growth. In U.S. fixed income, Franklin
U.S. Treasury Bond ETF limited results. Exposures to
cash and alternatives also had a negative impact amid the
generally improving global economic outlook towards the
end of the calendar year.
Q. Were there any significant changes to the Funds
during the reporting period?
A. All Funds were underweight equities from a cross-asset
position for much of the calendar year. In the fourth quarter, equity exposure was increased for all Funds, funded from
fixed income. During the year, each Fund added a position in
ClearBridge International Growth Fund, funded from Franklin
International Growth Fund to shift the international carveout more towards core positioning. In addition, all Funds
increased their position in the Franklin U.S. Core Bond ETF, funded from Western Asset Core Plus Bond Fund to shift the
fixed income carveout more towards core positioning.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Conservative Allocation Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks the highest level of long-term total
return that is consistent with an acceptable level of
risk. We generally attempt to hold the same underlying
Franklin Templeton and Legg Mason Funds and other
Fund investments (collectively, “Fund investments”) in
each Allocation Fund’s portfolio, but vary the allocation
percentages of the Fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying Fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities, and may also have exposure to
derivative instruments.
We use the following as a general guide in allocating the
Fund’s assets among the broad asset classes: 60% fixed
income funds and 40% equity funds. When selecting
equity funds, we consider the underlying funds’ foreign
and domestic exposure, market capitalization ranges and
investment styles (growth versus value). When selecting
fixed income funds, we focus on income as a means of
diversification to help offset the risk presented by exposure to equity investments and on maximizing income appropriate
to the Fund’s risk profile. We also consider the duration and maturity of the underlying funds’ portfolios.
Performance Overview
The Fund’s Class A shares posted a +11.37% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Conservative Allocation Fund
Benchmark-NR (Linked Benchmark-NR), which consists of
40% MSCI All Country World Index-NR and 60% Bloomberg
Multiverse Index, posted a +12.34% cumulative total return.
1
The equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
+22.20% cumulative total return.
2
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market,
posted a +6.05% cumulative total return.
2
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Fixed Income 52.5%
Domestic Equity 32.3%
Foreign Equity 9.8%
Foreign Fixed Income 3.7%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.7%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 19.9%
Franklin U.S. Core Equity (IU) Fund 15.5%
Western Asset Core Plus Bond Fund, Class IS 11.1%
Franklin Growth Fund, Class R6 7.0%
Franklin U.S. Treasury Bond ETF 6.6%
Franklin International Core Equity (IU) Fund 4.7%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.9%
Franklin U.S. Large Cap Multifactor Index ETF 3.6%
Schwab U.S. TIPS ETF 3.5%
ClearBridge Large Cap Value Fund, Class IS 2.9%
1. Source: FactSet. The Linked Benchmark-NR was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
27
.

Franklin Conservative Allocation Fund
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Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2023
Franklin Conservative Allocation Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +11.37% +5.23%
5-Year +26.45% +3.62%
10-Year +42.38% +3.01%
Advisor
1-Year +11.75% +11.75%
5-Year +28.04% +5.07%
10-Year +46.08% +3.86%
See page 8 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
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See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/13–12/31/23)
Advisor Class (12/31/13–12/31/23)

Franklin Conservative Allocation Fund
Performance Summary
8
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Linked Benchmark-NR (40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index) was calculated internally. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
A $0.3171
C $0.2187
R $0.2850
R6 $0.3569
Advisor $0.3492
Total Annual Operating Expenses
6
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,048.90 $3.05 $1,022.22 $3.01 0.59%
C $1,000 $1,045.00 $6.91 $1,018.44 $6.82 1.34%
R $1,000 $1,047.70 $4.34 $1,020.96 $4.29 0.84%
R6 $1,000 $1,050.70 $1.53 $1,023.72 $1.51 0.30%
Advisor $1,000 $1,050.30 $1.77 $1,023.48 $1.74 0.34%

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Franklin Moderate Allocation Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks the highest level of long-term total
return that is consistent with an acceptable level of
risk. We generally attempt to hold the same underlying
Franklin Templeton and Legg Mason Funds and other
Fund investments (collectively, “Fund investments”) in
each Allocation Fund’s portfolio, but vary the allocation
percentages of the Fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying Fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to
derivative instruments.
We use the following as a general guide in allocating
the Fund’s assets among the broad asset classes: 60%
equity funds and 40% fixed income funds. When selecting
equity funds, we consider the underlying funds’ foreign
and domestic exposure, market capitalization ranges and
investment styles (growth versus value). When selecting
fixed income funds, we focus on income as a means of
diversification to help offset the risk presented by exposure to equity investments and on maximizing income appropriate
to the Fund’s specific risk profile. We also consider the
duration and maturity of the underlying funds’ portfolios.
Performance Overview
The Fund’s Class A shares posted a +14.37% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Moderate Allocation Fund Benchmark-
NR (Linked Benchmark-NR), which consists of 60% MSCI
All Country World Index-NR and 40% Bloomberg Multiverse
Index, posted a +15.57% cumulative total return.
1
The
Fund’s equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
+22.20% cumulative total return.
2
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a +6.05% cumulative total return.
2
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 47.9%
Domestic Fixed Income 33.7%
Foreign Equity 14.3%
Foreign Fixed Income 2.4%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.7%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.9%
Franklin U.S. Core Bond ETF 12.8%
Franklin Growth Fund, Class R6 10.3%
Western Asset Core Plus Bond Fund, Class IS 7.1%
Franklin International Core Equity (IU) Fund 6.9%
Franklin U.S. Large Cap Multifactor Index ETF 5.4%
ClearBridge Large Cap Value Fund, Class IS 4.4%
Franklin U.S. Treasury Bond ETF 4.2%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 2.5%
Franklin U.S. Equity Index ETF 2.4%
1. Source: FactSet. The Linked Benchmark-NR was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 34 .

Franklin Moderate Allocation Fund
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Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team

Performance Summary as of December 31, 2023
Franklin Moderate Allocation Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +14.37% +8.10%
5-Year +42.19% +6.08%
10-Year +66.74% +4.65%
Advisor
1-Year +14.71% +14.71%
5-Year +44.03% +7.57%
10-Year +71.11% +5.52%
See page 14 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
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See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/13–12/31/23)
Advisor Class (12/31/13–12/31/23)

Franklin Moderate Allocation Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The allocation of assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Linked Benchmark-NR (60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index) was calculated internally. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2820 $0.0930 $0.3750
C $0.1813 $0.0930 $0.2743
R $0.2477 $0.0930 $0.3407
R6 $0.3261 $0.0930 $0.4191
Advisor $0.3158 $0.0930 $0.4088
Total Annual Operating Expenses
6
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
15
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,056.30 $3.15 $1,022.14 $3.10 0.61%
C $1,000 $1,052.10 $7.02 $1,018.36 $6.91 1.36%
R $1,000 $1,055.10 $4.45 $1,020.88 $4.37 0.86%
R6 $1,000 $1,058.10 $1.55 $1,023.70 $1.52 0.30%
Advisor $1,000 $1,057.60 $1.85 $1,023.41 $1.82 0.36%

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Franklin Growth Allocation Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks the highest level of long-term total
return that is consistent with an acceptable level of
risk. We generally attempt to hold the same underlying
Franklin Templeton and Legg Mason Funds and other
Fund investments (collectively, “Fund investments”) in
each Allocation Fund’s portfolio, but vary the allocation
percentages of the Fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying Fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to
derivative instruments.
We use the following as a general guide in allocating
the Fund’s assets among the broad asset classes: 80%
equity funds and 20% fixed income funds. When selecting
equity funds, we consider the underlying funds’ foreign
and domestic exposure, market capitalization ranges and
investment styles (growth versus value). When selecting
fixed income funds, we focus on income as a means of
diversification to help offset the risk presented by exposure to equity investments and on maximizing income appropriate
to the Fund’s risk profile. We also consider the duration and maturity of the underlying funds’ portfolios.
Performance Overview
The Fund’s Class A shares posted a +17.59% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Growth Allocation Fund Benchmark-NR
(Linked Benchmark-NR), which consists of 80% MSCI All
Country World Index-NR and 20% Bloomberg Multiverse
Index, posted a +18.86% cumulative total return.
1
The
Fund’s equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures the equity market performance
of global developed and emerging markets, posted a
+22.20% cumulative total return.
2
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a +6.05% cumulative total return.
2
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 63.2%
Foreign Equity 18.9%
Domestic Fixed Income 15.0%
Foreign Fixed Income 1.1%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 0.8%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Top 10 Holdings
12/31/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.1%
Franklin Growth Fund, Class R6 13.8%
Franklin U.S. Equity Index ETF 9.2%
Franklin International Core Equity (IU) Fund 9.1%
Franklin U.S. Large Cap Multifactor Index ETF 7.1%
ClearBridge Large Cap Value Fund, Class IS 5.7%
Franklin U.S. Core Bond ETF 5.7%
Western Asset Core Plus Bond Fund, Class IS 3.2%
Franklin Emerging Market Core Equity (IU) Fund 2.9%
iShares Russell 2000 ETF 2.3%
1. Source: FactSet. The Linked Benchmark-NR was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 33.

Franklin Growth Allocation Fund
17
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team

Performance Summary as of December 31, 2023
Franklin Growth Allocation Fund
18
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +17.59% +11.11%
5-Year +58.38% +8.40%
10-Year +92.45% +6.16%
Advisor
1-Year +17.88% +17.88%
5-Year +60.37% +9.91%
10-Year +97.32% +7.03%
See page 20 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
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Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (12/31/13–12/31/23)
Advisor Class (12/31/13–12/31/23)

Franklin Growth Allocation Fund
Performance Summary
20
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Linked Benchmark-NR (80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index) was calculated internally. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2236 $0.3637 $0.5873
C $0.1166 $0.3637 $0.4803
R $0.1836 $0.3637 $0.5473
R6 $0.2807 $0.3637 $0.6444
Advisor $0.2652 $0.3637 $0.6289
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 0.90%
Advisor 0.64% 0.65%

Your Fund’s Expenses
Franklin Growth Allocation Fund
21
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,064.10 $3.26 $1,022.05 $3.19 0.63%
C $1,000 $1,059.20 $7.14 $1,018.27 $7.00 1.38%
R $1,000 $1,062.10 $4.56 $1,020.79 $4.47 0.88%
R6 $1,000 $1,065.60 $1.56 $1,023.69 $1.53 0.30%
Advisor $1,000 $1,065.00 $1.96 $1,023.31 $1.92 0.38%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.17 $14.89 $14.95 $14.08 $13.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.27 0.23 0.22 0.32
Net realized and unrealized gains (losses) ........... 1.08 (2.53) 0.99 1.05 1.43
Total from investment operations .................... 1.37 (2.26) 1.22 1.27 1.75
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.32) (0.22) (0.35) (0.23) (0.33)
Net realized gains ............................. — (0.24) (0.93) (0.17) (0.67)
Total distributions ............................... (0.32) (0.46) (1.28) (0.40) (1.00)
Net asset value, end of year ....................... $13.22 $12.17 $14.89 $14.95 $14.08
Total return
d
................................... 11.37% (15.22)% 8.18% 9.30% 13.25%
Ratios to average net assets
Expenses
e,f
.................................... 0.61%
g
0.63%
g
0.62% 0.63%
g
0.63%
g
Net investment income
c
........................... 2.27% 2.08% 1.47% 1.54% 2.25%
Supplemental data
Net assets, end of year (000’s) ..................... $768,040 $796,888 $1,081,071 $941,777 $839,134
Portfolio turnover rate ............................ 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.87 $14.54 $14.62 $13.77 $13.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.16 0.09 0.10 0.20
Net realized and unrealized gains (losses) ........... 1.07 (2.47) 0.99 1.05 1.40
Total from investment operations .................... 1.25 (2.31) 1.08 1.15 1.60
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.12) (0.23) (0.13) (0.22)
Net realized gains ............................. — (0.24) (0.93) (0.17) (0.67)
Total distributions ............................... (0.22) (0.36) (1.16) (0.30) (0.89)
Net asset value, end of year ....................... $12.90 $11.87 $14.54 $14.62 $13.77
Total return
d
................................... 10.62% (15.90)% 7.40% 8.51% 12.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.37% 1.38% 1.37% 1.38% 1.38%
Expenses net of waiver and payments by affiliates
f
...... 1.36%
g
1.38%
e,g
1.37%
e
1.38%
e
1.38%
e,g
Net investment income
c
........................... 1.45% 1.24% 0.61% 0.76% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $63,436 $89,012 $152,244 $212,656 $252,407
Portfolio turnover rate ............................ 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.11 $14.83 $14.88 $14.02 $13.28
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.24 0.18 0.18 0.28
Net realized and unrealized gains (losses) ........... 1.09 (2.53) 1.01 1.05 1.42
Total from investment operations .................... 1.34 (2.29) 1.19 1.23 1.70
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.29) (0.19) (0.31) (0.20) (0.29)
Net realized gains ............................. — (0.24) (0.93) (0.17) (0.67)
Total distributions ............................... (0.29) (0.43) (1.24) (0.37) (0.96)
Net asset value, end of year ....................... $13.16 $12.11 $14.83 $14.88 $14.02
Total return .................................... 11.15% (15.48)% 7.99% 8.98% 12.93%
Ratios to average net assets
Expenses
d , e
.................................... 0.86%
f
0.88%
f
0.87% 0.88% 0.88%
f
Net investment income
c
........................... 2.01% 1.87% 1.14% 1.28% 2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $41,582 $45,036 $55,629 $66,208 $71,153
Portfolio turnover rate ............................ 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
0
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.14 $14.87 $14.92 $14.06 $13.31
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.32 0.28 0.26 0.36
Net realized and unrealized gains (losses) ........... 1.07 (2.55) 1.00 1.05 1.44
Total from investment operations .................... 1.42 (2.23) 1.28 1.31 1.80
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.36) (0.26) (0.40) (0.28) (0.38)
Net realized gains ............................. — (0.24) (0.93) (0.17) (0.67)
Total distributions ............................... (0.36) (0.50) (1.33) (0.45) (1.05)
Net asset value, end of year ....................... $13.20 $12.14 $14.87 $14.92 $14.06
Total return .................................... 11.83% (15.01)% 8.60% 9.61% 13.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.38% 0.40% 0.39% 0.40% 0.42%
Expenses net of waiver and payments by affiliates
d
...... 0.30%
e
0.29%
e
0.30% 0.30% 0.31%
e
Net investment income
c
........................... 2.78% 2.45% 1.78% 1.86% 2.57%
Supplemental data
Net assets, end of year (000’s) ..................... $5,147 $2,274 $2,852 $2,537 $2,364
Portfolio turnover rate ............................ 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.16 $14.89 $14.95 $14.08 $13.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.32 0.29 0.27 0.25 0.36
Net realized and unrealized gains (losses) ........... 1.09 (2.53) 0.99 1.06 1.43
Total from investment operations .................... 1.41 (2.24) 1.26 1.31 1.79
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.35) (0.25) (0.39) (0.27) (0.37)
Net realized gains ............................. — (0.24) (0.93) (0.17) (0.67)
Total distributions ............................... (0.35) (0.49) (1.32) (0.44) (1.04)
Net asset value, end of year ....................... $13.22 $12.16 $14.89 $14.95 $14.08
Total return .................................... 11.75% (15.07)% 8.45% 9.58% 13.53%
Ratios to average net assets
Expenses
d , e
.................................... 0.36%
f
0.38%
f
0.37% 0.38% 0.38%
f
Net investment income
c
........................... 2.51% 2.20% 1.72% 1.79% 2.50%
Supplemental data
Net assets, end of year (000’s) ..................... $27,713 $30,231 $54,537 $48,041 $44,022
Portfolio turnover rate ............................ 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 401,676 $ 8,696,285
Domestic Equity 32.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 651,056 26,439,391
a
Franklin Growth Fund, Class R6 ........................................ 510,490 63,091,507
a
Franklin U.S. Core Equity (IU) Fund ..................................... 9,811,346 140,498,475
a
Franklin U.S. Equity Index ETF ......................................... 359,650 14,968,633
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 691,778 33,011,646
iShares MSCI USA Quality Factor ETF ................................... 29,850 4,392,129
iShares Russell 2000 ETF ............................................. 53,825 10,803,216
293,204,997
Domestic Fixed Income 52.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,788,117 35,532,536
a
Franklin Investment Grade Corporate ETF ................................. 1,056,589 22,880,435
a
Franklin U.S. Core Bond ETF .......................................... 8,323,791 179,960,360
a
Franklin U.S. Treasury Bond ETF ....................................... 2,861,137 59,583,178
iShares Floating Rate Bond ETF ........................................ 454,775 23,020,711
Schwab U.S. TIPS ETF ............................................... 614,225 32,062,545
a
Western Asset Core Plus Bond Fund, Class IS ............................. 10,488,351 100,478,405
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,179,295 22,616,221
476,134,391
Foreign Equity 9.8%
a
ClearBridge International Growth Fund, Class IS ............................ 106,198 6,472,793
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,398,391 13,340,652
a
Franklin International Core Equity (IU) Fund ............................... 3,645,204 42,320,816
iShares Core MSCI EAFE ETF ......................................... 88,815 6,248,135
a
Templeton Developing Markets Trust, Class R6 ............................. 549,715 9,751,940
a
Templeton Foreign Fund, Class R6 ...................................... 1,236,338 9,717,617
87,851,953
Foreign Fixed Income 3.7%
a
Franklin High Yield Corporate ETF ...................................... 778,308 18,243,540
a
Franklin International Aggregate Bond ETF ................................ 751,466 15,322,392
33,565,932
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$839,157,140) ...............................................................
899,453,558
a a a a
Short Term Investments 1.5%
a
Money Market Funds 0.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 2,128,612 2,128,612
Total Money Market Funds (Cost $2,128,612) ...................................
2,128,612

Franklin Fund Allocator Series
Schedule of Investments
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.3%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $11,765,592)
BNP Paribas Securities Corp. (Maturity Value $3,836,878)
Deutsche Bank Securities, Inc. (Maturity Value $3,324,603)
HSBC Securities (USA), Inc. (Maturity Value $4,604,111)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88% -
6.88%, 8/15/25 - 8/15/45; and U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $11,999,798) ............................................. $ 11,758,730 $ 11,758,730
Total Repurchase Agreements (Cost $11,758,730) ...............................
11,758,730
Total Short Term Investments (Cost $13,887,342 ) ................................
13,887,342
a
Total Investments (Cost $853,044,482) 100.8% ..................................
$913,340,900
Other Assets, less Liabilities (0.8)% ...........................................
(7,423,071)
Net Assets 100.0% ...........................................................
$905,917,829
See Abbreviations on page 61 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.93 $16.08 $16.17 $15.08 $14.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.22 0.22 0.19 0.28
Net realized and unrealized gains (losses) ........... 1.56 (2.82) 1.77 1.60 2.15
Total from investment operations .................... 1.83 (2.60) 1.99 1.79 2.43
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.17) (0.41) (0.22) (0.28)
Net realized gains ............................. (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ............................... (0.37) (0.55) (2.08) (0.70) (1.41)
Net asset value, end of year ....................... $14.39 $12.93 $16.08 $16.17 $15.08
Total return
d
................................... 14.37% (16.14)% 12.38% 12.37% 17.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.62% 0.63% 0.63% 0.64% 0.63%
Expenses net of waiver and payments by affiliates
e
...... 0.62%
f
0.63%
f,g
0.62% 0.64%
f,g
0.63%
f,g
Net investment income
c
........................... 2.02% 1.59% 1.29% 1.29% 1.78%
Supplemental data
Net assets, end of year (000’s) ..................... $1,398,350 $1,349,466 $1,794,149 $1,573,566 $1,456,531
Portfolio turnover rate ............................ 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.41 $15.49 $15.64 $14.60 $13.65
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.11 0.07 0.07 0.15
Net realized and unrealized gains (losses) ........... 1.51 (2.72) 1.73 1.56 2.09
Total from investment operations .................... 1.67 (2.61) 1.80 1.63 2.24
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.09) (0.28) (0.11) (0.16)
Net realized gains ............................. (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ............................... (0.27) (0.47) (1.95) (0.59) (1.29)
Net asset value, end of year ....................... $13.81 $12.41 $15.49 $15.64 $14.60
Total return
d
................................... 13.62% (16.85)% 11.55% 11.57% 16.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.38% 1.37% 1.39% 1.38%
Expenses net of waiver and payments by affiliates
e
...... 1.36% 1.38%
g,f
1.37%
g,f
1.39%
g,f
1.38%
g,f
Net investment income
c
........................... 1.22% 0.79% 0.43% 0.50% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $111,516 $130,268 $205,894 $289,283 $339,845
Portfolio turnover rate ............................ 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.90 $16.05 $16.15 $15.05 $14.04
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.19 0.17 0.15 0.23
Net realized and unrealized gains (losses) ........... 1.56 (2.82) 1.77 1.61 2.15
Total from investment operations .................... 1.80 (2.63) 1.94 1.76 2.38
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.25) (0.14) (0.37) (0.18) (0.24)
Net realized gains ............................. (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ............................... (0.34) (0.52) (2.04) (0.66) (1.37)
Net asset value, end of year ....................... $14.36 $12.90 $16.05 $16.15 $15.05
Total return .................................... 14.12% (16.37)% 12.05% 12.17% 17.05%
Ratios to average net assets
Expenses
d,e
.................................... 0.87% 0.88%
f
0.87% 0.89%
f
0.88%
f
Net investment income
c
........................... 1.77% 1.34% 1.01% 1.01% 1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $52,883 $52,069 $69,211 $68,789 $78,999
Portfolio turnover rate ............................ 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.92 $16.08 $16.17 $15.08 $14.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.27 0.27 0.24 0.34
Net realized and unrealized gains (losses) ........... 1.55 (2.83) 1.78 1.60 2.15
Total from investment operations .................... 1.89 (2.56) 2.05 1.84 2.49
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.33) (0.22) (0.47) (0.27) (0.34)
Net realized gains ............................. (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ............................... (0.42) (0.60) (2.14) (0.75) (1.47)
Net asset value, end of year ....................... $14.39 $12.92 $16.08 $16.17 $15.08
Total return .................................... 14.82% (15.91)% 12.74% 12.76% 17.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.32% 0.33% 0.33% 0.33% 0.34%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.28%
e
0.30% 0.30%
e
0.29%
e
Net investment income
c
........................... 2.48% 1.97% 1.60% 1.61% 2.12%
Supplemental data
Net assets, end of year (000’s) ..................... $12,031 $6,065 $7,261 $6,767 $6,666
Portfolio turnover rate ............................ 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.94 $16.10 $16.19 $15.09 $14.07
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.25 0.27 0.23 0.32
Net realized and unrealized gains (losses) ........... 1.58 (2.83) 1.76 1.61 2.15
Total from investment operations .................... 1.88 (2.58) 2.03 1.84 2.47
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.32) (0.20) (0.45) (0.26) (0.32)
Net realized gains ............................. (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ............................... (0.41) (0.58) (2.12) (0.74) (1.45)
Net asset value, end of year ....................... $14.41 $12.94 $16.10 $16.19 $15.09
Total return .................................... 14.71% (15.97)% 12.64% 12.72% 17.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.37% 0.38% 0.38% 0.39% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.36% 0.38%
e,f
0.37% 0.39%
e,f
0.38%
e,f
Net investment income
c
........................... 2.24% 1.78% 1.55% 1.53% 2.03%
Supplemental data
Net assets, end of year (000’s) ..................... $42,895 $48,288 $78,346 $66,421 $61,026
Portfolio turnover rate ............................ 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the year ended December 31, 2023.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin Moderate Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 716,773 $ 15,518,135
Domestic Equity 47.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,752,099 71,152,721
a
Franklin Growth Fund, Class R6 ........................................ 1,345,665 166,310,770
a
Franklin U.S. Core Equity (IU) Fund ..................................... 25,862,888 370,356,559
a
Franklin U.S. Equity Index ETF ......................................... 948,050 39,457,841
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,823,542 87,019,424
iShares MSCI USA Quality Factor ETF ................................... 78,725 11,583,597
iShares Russell 2000 ETF ............................................. 141,875 28,475,731
774,356,643
Domestic Fixed Income 33.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 4,349,658 40,799,789
a
Franklin Investment Grade Corporate ETF ................................. 1,213,273 26,273,427
a
Franklin U.S. Core Bond ETF .......................................... 9,558,016 206,644,306
a
Franklin U.S. Treasury Bond ETF ....................................... 3,285,372 68,417,872
iShares Floating Rate Bond ETF ........................................ 522,225 26,435,030
Schwab U.S. TIPS ETF ............................................... 705,317 36,817,547
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,043,594 115,377,631
a
Western Asset Short-Term Bond Fund, Class IS ............................ 7,095,689 25,970,221
546,735,823
Foreign Equity 14.3%
a
ClearBridge International Growth Fund, Class IS ............................ 279,996 17,065,760
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,699,729 35,295,411
a
Franklin International Core Equity (IU) Fund ............................... 9,610,680 111,579,997
iShares Core MSCI EAFE ETF ......................................... 234,172 16,474,000
a
Templeton Developing Markets Trust, Class R6 ............................. 1,443,874 25,614,321
a
Templeton Foreign Fund, Class R6 ...................................... 3,259,669 25,621,000
231,650,489
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 893,720 20,948,797
a
Franklin International Aggregate Bond ETF ................................ 862,888 17,594,286
38,543,083
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,382,308,904) ..............................................................
1,606,804,173
a a a a
Short Term Investments 1.4%
a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 6,534,089 6,534,089
Total Money Market Funds (Cost $6,534,089) ...................................
6,534,089

Franklin Fund Allocator Series
Schedule of Investments
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.0%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $15,611,852)
BNP Paribas Securities Corp. (Maturity Value $5,091,181)
Deutsche Bank Securities, Inc. (Maturity Value $4,411,441)
HSBC Securities (USA), Inc. (Maturity Value $6,109,230)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 02/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88% -
6.88%, 8/15/25 - 8/15/45; and U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $15,922,621) ............................................. $ 15,602,747 $ 15,602,747
Total Repurchase Agreements (Cost $15,602,747) ...............................
15,602,747
Total Short Term Investments (Cost $22,136,836 ) ................................
22,136,836
a
Total Investments (Cost $1,404,445,740) 100.7% ................................
$1,628,941,009
Other Assets, less Liabilities (0.7)% ...........................................
(11,266,294)
Net Assets 100.0% ...........................................................
$1,617,674,715
See Abbreviations on page 61 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.77 $19.99 $19.64 $18.13 $16.54
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.20 0.23 0.19 0.25
Net realized and unrealized gains (losses) ........... 2.45 (3.65) 2.97 2.32 3.36
Total from investment operations .................... 2.73 (3.45) 3.20 2.51 3.61
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.22) (0.18) (0.48) (0.22) (0.25)
Net realized gains ............................. (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ............................... (0.58) (0.77) (2.85) (1.00) (2.02)
Net asset value, end of year ....................... $17.92 $15.77 $19.99 $19.64 $18.13
Total return
d
................................... 17.59% (17.16)% 16.41% 14.58% 21.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.64% 0.67% 0.66% 0.68% 0.68%
Expenses net of waiver and payments by affiliates
e
...... 0.64%
g
0.66%
f
0.66%
g
0.67%
f
0.65%
f
Net investment income
c
........................... 1.65% 1.15% 1.07% 1.07% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $1,077,785 $977,212 $1,258,769 $1,074,822 $974,391
Portfolio turnover rate ............................ 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.12 $19.24 $19.03 $17.62 $16.12
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.06 0.04 0.05 0.10
Net realized and unrealized gains (losses) ........... 2.35 (3.50) 2.91 2.25 3.27
Total from investment operations .................... 2.49 (3.44) 2.95 2.30 3.37
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.12) (0.09) (0.37) (0.11) (0.10)
Net realized gains ............................. (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ............................... (0.48) (0.68) (2.74) (0.89) (1.87)
Net asset value, end of year ....................... $17.13 $15.12 $19.24 $19.03 $17.62
Total return
d
................................... 16.66% (17.82)% 15.59% 13.74% 20.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.39% 1.42% 1.41% 1.42% 1.43%
Expenses net of waiver and payments by affiliates
e
...... 1.39%
g
1.41%
f
1.41%
g
1.42%
f,g
1.40%
f
Net investment income
c
........................... 0.87% 0.36% 0.20% 0.28% 0.57%
Supplemental data
Net assets, end of year (000’s) ..................... $92,540 $95,210 $141,604 $186,526 $202,689
Portfolio turnover rate ............................ 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.50 $19.68 $19.38 $17.89 $16.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.15 0.16 0.14 0.18
Net realized and unrealized gains (losses) ........... 2.41 (3.59) 2.93 2.30 3.33
Total from investment operations .................... 2.64 (3.44) 3.09 2.44 3.51
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.18) (0.15) (0.42) (0.17) (0.19)
Net realized gains ............................. (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ............................... (0.54) (0.74) (2.79) (0.95) (1.96)
Net asset value, end of year ....................... $17.60 $15.50 $19.68 $19.38 $17.89
Total return .................................... 17.30% (17.40)% 16.14% 14.30% 21.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.89% 0.92% 0.91% 0.92% 0.93%
Expenses net of waiver and payments by affiliates
d
...... 0.89%
f
0.91%
e
0.91%
f
0.92%
e,f
0.90%
e
Net investment income
c
........................... 1.39% 0.88% 0.77% 0.77% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $39,993 $37,341 $54,097 $54,297 $62,973
Portfolio turnover rate ............................ 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.86 $20.10 $19.73 $18.20 $16.60
Income from investment operations
a
:
Net investment income
b,c
........................ 0.36 0.26 0.29 0.26 0.32
Net realized and unrealized gains (losses) ........... 2.45 (3.68) 3.01 2.34 3.37
Total from investment operations .................... 2.81 (3.42) 3.30 2.60 3.69
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.23) (0.56) (0.29) (0.32)
Net realized gains ............................. (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ............................... (0.64) (0.82) (2.93) (1.07) (2.09)
Net asset value, end of year ....................... $18.03 $15.86 $20.10 $19.73 $18.20
Total return .................................... 18.01% (16.92)% 16.85% 15.06% 22.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.34% 0.34% 0.35% 0.37%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.29%
e
0.30% 0.30%
e
0.27%
e
Net investment income
c
........................... 2.12% 1.51% 1.37% 1.44% 1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $7,793 $4,071 $5,434 $5,592 $4,806
Portfolio turnover rate ............................ 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.88 $20.12 $19.76 $18.22 $16.61
Income from investment operations
a
:
Net investment income
b,c
........................ 0.32 0.24 0.28 0.24 0.30
Net realized and unrealized gains (losses) ........... 2.48 (3.68) 2.98 2.34 3.38
Total from investment operations .................... 2.80 (3.44) 3.26 2.58 3.68
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.27) (0.21) (0.53) (0.26) (0.30)
Net realized gains ............................. (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ............................... (0.63) (0.80) (2.90) (1.04) (2.07)
Net asset value, end of year ....................... $18.05 $15.88 $20.12 $19.76 $18.22
Total return .................................... 17.88% (16.99)% 16.71% 14.90% 22.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.39% 0.42% 0.41% 0.43% 0.43%
Expenses net of waiver and payments by affiliates
d
...... 0.39%
f
0.41%
e
0.41%
f
0.42%
e
0.40%
e
Net investment income
c
........................... 1.89% 1.39% 1.32% 1.32% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $47,511 $43,957 $60,851 $51,693 $44,684
Portfolio turnover rate ............................ 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the year ended December 31, 2023.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 560,457 $ 12,133,894
Domestic Equity 63.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,775,380 72,098,193
a
Franklin Growth Fund, Class R6 ........................................ 1,408,241 174,044,468
a
Franklin U.S. Core Equity (IU) Fund ..................................... 21,307,747 305,126,935
a
Franklin U.S. Equity Index ETF ......................................... 2,804,050 116,704,561
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,886,426 90,020,249
iShares MSCI USA Quality Factor ETF ................................... 81,450 11,984,553
iShares Russell 2000 ETF ............................................. 146,775 29,459,210
799,438,169
Domestic Fixed Income 15.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,516,353 14,223,395
a
Franklin Investment Grade Corporate ETF ................................. 423,072 9,161,624
a
Franklin U.S. Core Bond ETF .......................................... 3,332,988 72,059,201
a
Franklin U.S. Treasury Bond ETF ....................................... 1,145,643 23,858,015
iShares Floating Rate Bond ETF ........................................ 182,100 9,217,902
Schwab U.S. TIPS ETF ............................................... 245,940 12,838,068
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,199,785 40,233,942
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2,474,695 9,057,382
190,649,529
Foreign Equity 18.9%
a
ClearBridge International Growth Fund, Class IS ............................ 289,687 17,656,450
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,798,528 36,237,958
a
Franklin International Core Equity (IU) Fund ............................... 9,943,398 115,442,847
iShares Core MSCI EAFE ETF ......................................... 242,297 17,045,594
a
Templeton Developing Markets Trust, Class R6 ............................. 1,509,982 26,787,077
a
Templeton Foreign Fund, Class R6 ...................................... 3,372,462 26,507,551
239,677,477
Foreign Fixed Income 1.1%
a
Franklin High Yield Corporate ETF ...................................... 311,631 7,304,631
a
Franklin International Aggregate Bond ETF ................................ 300,899 6,135,331
13,439,962
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$996,747,916) ...............................................................
1,255,339,031
a a a a
Short Term Investments 1.9%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 6,207,441 6,207,441
Total Money Market Funds (Cost $6,207,441) ...................................
6,207,441

Franklin Fund Allocator Series
Schedule of Investments
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.4%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value $17,886,132)
BNP Paribas Securities Corp. (Maturity Value $5,832,847)
Deutsche Bank Securities, Inc. (Maturity Value $5,054,084)
HSBC Securities (USA), Inc. (Maturity Value $6,999,201)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 10/20/27 - 9/20/53;
U.S. Government Agency Strips, 2/15/24 - 5/15/48; U.S. Treasury Bonds, 2.88% -
6.88%, 8/15/25 - 8/15/45; and U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28
(valued at $18,242,173) ............................................. $ 17,875,701 $ 17,875,701
Total Repurchase Agreements (Cost $17,875,701) ...............................
17,875,701
Total Short Term Investments (Cost $24,083,142 ) ................................
24,083,142
a
Total Investments (Cost $1,020,831,058) 101.1% ................................
$1,279,422,173
Other Assets, less Liabilities (1.1)% ...........................................
(13,800,099)
Net Assets 100.0% ...........................................................
$1,265,622,074
See Abbreviations on page 61 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $78,073,247 $119,334,835 $77,423,674
Cost - Controlled affiliates (Note 3 f ) .......................... — 37,069,566 37,983,687
Cost - Non-controlled affiliates (Note 3 f ) ...................... 763,212,505 1,232,438,592 887,547,996
Cost - Unaffiliated repurchase agreements .................... 11,758,730 15,602,747 17,875,701
Value - Unaffiliated issuers ................................ $76,526,736 $119,785,905 $80,545,327
Value - Controlled affiliates (Not e 3f) ......................... — 35,295,411 36,237,958
Value - Non-controlled affiliates (Note 3 f ) ...................... 825,055,434 1,458,256,946 1,144,763,187
Value - Unaffiliated repurchase agreements .................... 11,758,730 15,602,747 17,875,701
Cash .................................................. 20,563 23,503 17,274
Receivables:
Capital shares sold ...................................... 358,776 462,224 807,067
Dividends and interest ................................... 31,937 6,848 49,897
Total assets ........................................ 913,752,176 1,629,433,584 1,280,296,411
Liabilities:
Payables:
Investment securities purchased ............................ 6,084,883 9,312,991 11,974,175
Capital shares redeemed ................................. 1,032,269 1,301,211 1,744,283
Asset allocation fees ..................................... 188,129 335,450 261,324
Distribution fees ........................................ 232,182 408,830 318,873
Transfer agent fees ...................................... 184,669 332,745 302,452
Trustees' fees and expenses ............................... 1,383 2,102 1,408
Accrued expenses and other liabilities ......................... 110,832 65,540 71,822
Total liabilities ....................................... 7,834,347 11,758,869 14,674,337
Net assets, at value ............................... $905,917,829 $1,617,674,715 $1,265,622,074
Net assets consist of:
Paid-in capital ........................................... $882,645,405 $1,428,213,633 $1,019,057,566
Total distributable earnings (losses) ........................... 23,272,424 189,461,082 246,564,508
Net assets, at value ............................... $905,917,829 $1,617,674,715 $1,265,622,074

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $768,040,051 $1,398,350,070 $1,077,785,318
Shares outstanding ...................................... 58,092,669 97,143,958 60,157,435
Net asset value per share
a
................................ $13.22 $14.39 $17.92
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $13.99 $15.23 $18.96
Class C:
Net assets, at value ..................................... $63,435,663 $111,515,618 $92,540,406
Shares outstanding ...................................... 4,917,856 8,076,296 5,401,271
Net asset value and maximum offering price per share
a
........... $12.90 $13.81 $17.13
Class R:
Net assets, at value ..................................... $41,582,476 $52,883,160 $39,993,146
Shares outstanding ...................................... 3,160,456 3,682,439 2,272,444
Net asset value and maximum offering price per share ........... $13.16 $14.36 $17.60
Class R6:
Net assets, at value ..................................... $5,146,905 $12,030,553 $7,792,581
Shares outstanding ...................................... 389,988 836,079 432,234
Net asset value and maximum offering price per share ........... $13.20 $14.39 $18.03
Advisor Class:
Net assets, at value ..................................... $27,712,734 $42,895,314 $47,510,623
Shares outstanding ...................................... 2,096,395 2,976,728 2,632,567
Net asset value and maximum offering price per share ........... $13.22 $14.41 $18.05
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $2,223,121 $3,855,933 $2,059,017
Controlled affiliates (Note 3f) ............................... — 1,493,099 1,524,970
Non-controlled affiliates (Note 3 f ) ........................... 24,361,420 36,507,673 23,842,798
Interest:
Unaffiliated issuers ...................................... 38,930 72,458 87,567
Total investment income ................................. 26,623,471 41,929,163 27,514,352
Expenses:
Asset allocation fees (Note 3 a ) ............................... 2,320,861 3,978,081 3,009,646
Distribution fees: (Note 3c )
    Class A .............................................. 1,942,930 3,413,339 2,553,786
    Class C .............................................. 750,954 1,199,618 923,438
    Class R .............................................. 218,353 256,844 190,947
Transfer agent fees: (Note 3e )
    Class A .............................................. 666,750 1,332,644 1,186,794
    Class C .............................................. 65,042 117,130 107,399
    Class R .............................................. 37,504 50,156 44,374
    Class R6 ............................................. 2,724 3,043 2,613
    Advisor Class .......................................... 25,538 46,266 54,030
Custodian fees (Note 4 ) .................................... 4,131 5,353 2,982
Reports to shareholders fees ................................ 42,577 97,006 89,556
Registration and filing fees .................................. 137,164 191,249 156,939
Professional fees ......................................... 55,793 55,822 55,030
Trustees' fees and expenses ................................ 12,331 21,064 15,402
Other .................................................. 13,888 16,100 16,387
Total expenses ....................................... 6,296,540 10,783,715 8,409,323
Expense reductions (Note 4 ) ............................. (100) — —
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (63,541) (107,625) (82,659)
Net expenses ....................................... 6,232,899 10,676,090 8,326,664
Net investment income .............................. 20,390,572 31,253,073 19,187,688
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (2,738,690) (3,751,623) (1,867,352)
Controlled affiliates (Note 3f) ............................. — (322,402) (142,064)
Non-controlled affiliates (Note 3 f ) .......................... (22,792,440) (25,038,674) (16,454,468)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 4,111,020 10,874,348 11,210,568
Net realized gain (loss) ................................ (21,420,110) (18,238,351) (7,253,316)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 5,675,119 9,368,848 7,307,716
Controlled affiliates (Note 3f) ............................. — 2,814,147 2,551,132
Non-controlled affiliates (Note 3 f ) .......................... 94,184,990 188,528,851 173,237,439
Net change in unrealized appreciation (depreciation) .......... 99,860,109 200,711,846 183,096,287
Net realized and unrealized gain (loss) .......................... 78,439,999 182,473,495 175,842,971
Net increase (decrease) in net assets resulting from operations ........ $98,830,571 $213,726,568 $195,030,659

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $20,390,572 $22,134,340 $31,253,073 $27,255,711
Net realized gain (loss) ............ (21,420,110) (17,054,629) (18,238,351) (8,428,828)
Net change in unrealized appreciation
(depreciation) ................. 99,860,109 (206,801,104) 200,711,846 (362,316,855)
Net increase (decrease) in net
assets resulting from operations . 98,830,571 (201,721,393) 213,726,568 (343,489,972)
Distributions to shareholders:
Class A ........................ (19,352,191) (31,213,370) (37,543,461) (58,905,309)
Class C ........................ (1,315,832) (3,086,852) (2,506,233) (5,421,869)
Class R ........................ (983,534) (1,580,604) (1,277,855) (2,135,695)
Class R6 ....................... (79,254) (94,744) (223,289) (273,579)
Advisor Class ................... (813,466) (1,374,009) (1,409,376) (2,593,327)
Total distributions to shareholders ..... (22,544,277) (37,349,579) (42,960,214) (69,329,779)
Capital share transactions: (Note 2 )
Class A ........................ (92,949,308) (90,653,150) (97,867,821) (99,590,743)
Class C ........................ (31,553,063) (37,709,251) (31,428,339) (37,562,809)
Class R ........................ (6,991,350) (218,090) (4,807,516) (3,900,918)
Class R6 ....................... 2,509,676 (58,553) 4,928,088 240,973
Advisor Class ................... (4,825,102) (15,182,389) (10,072,426) (15,072,697)
Total capital share transactions ....... (133,809,147) (143,821,433) (139,248,014) (155,886,194)
Net increase (decrease) in net
assets ..................... (57,522,853) (382,892,405) 31,518,340 (568,705,945)
Net assets:
Beginning of year .................. 963,440,682 1,346,333,087 1,586,156,375 2,154,862,320
End of year ...................... $905,917,829 $963,440,682 $1,617,674,715 $1,586,156,375

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Franklin Growth Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,187,688 $13,730,891
Net realized gain (loss) ................................................. (7,253,316) 18,666,913
Net change in unrealized appreciation (depreciation) ........................... 183,096,287 (290,586,885)
Net increase (decrease) in net assets resulting from operations ................ 195,030,659 (258,189,081)
Distributions to shareholders:
Class A ............................................................. (35,611,823) (47,605,496)
Class C ............................................................. (2,717,860) (4,561,016)
Class R ............................................................. (1,267,002) (1,846,046)
Class R6 ............................................................ (206,512) (215,043)
Advisor Class ........................................................ (1,730,319) (2,350,580)
Total distributions to shareholders .......................................... (41,533,516) (56,578,181)
Capital share transactions: (Note 2 )
Class A ............................................................. (29,853,584) (20,082,840)
Class C ............................................................. (14,238,915) (17,621,289)
Class R ............................................................. (2,224,448) (5,879,068)
Class R6 ............................................................ 2,937,710 (237,165)
Advisor Class ........................................................ (2,286,383) (4,377,827)
Total capital share transactions ............................................ (45,665,620) (48,198,189)
Net increase (decrease) in net assets ................................... 107,831,523 (362,965,451)
Net assets:
Beginning of year ....................................................... 1,157,790,551 1,520,756,002
End of year ........................................................... $1,265,622,074 $1,157,790,551

Franklin Fund Allocator Series
Notes to Financial Statements
48
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Funds'
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on December 29, 2023.

Franklin Fund Allocator Series
Notes to Financial Statements
49
franklintempleton.com
Annual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2023, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions by Underlying
Funds and ETF's are recorded on the ex-dividend date.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
50
franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 6,240,619 $78,434,577 11,923,837 $160,912,999
Shares issued in reinvestment of distributions .......... 1,495,788 18,928,417 2,699,272 37,017,805
Shares redeemed ............................... (15,144,493) (190,312,302) (21,876,349) (295,798,625)
Net increase (decrease) .......................... (7,408,086) $(92,949,308) (7,253,240) $(97,867,821)
Year ended December 31, 2022
Shares sold
a
................................... 7,910,216 $104,157,892 10,662,506 $148,875,879
Shares issued in reinvestment of distributions .......... 2,479,973 30,540,378 4,491,793 58,119,022
Shares redeemed ............................... (17,477,429) (225,351,420) (22,309,824) (306,585,644)
Net increase (decrease) .......................... (7,087,240) $(90,653,150) (7,155,525) $(99,590,743)
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 752,214 $9,185,011 2,295,944 $29,625,102
Shares issued in reinvestment of distributions .......... 105,751 1,302,591 189,440 2,489,614
Shares redeemed
a
.............................. (3,437,427) (42,040,665) (4,904,075) (63,543,055)
Net increase (decrease) .......................... (2,579,462) $(31,553,063) (2,418,691) $(31,428,339)
Year ended December 31, 2022
Shares sold ................................... 898,458 $11,629,680 1,498,953 $20,181,807
Shares issued in reinvestment of distributions .......... 255,929 3,064,586 434,361 5,397,337
Shares redeemed
a
.............................. (4,125,906) (52,403,517) (4,734,054) (63,141,953)
Net increase (decrease) .......................... (2,971,519) $(37,709,251) (2,800,740) $(37,562,809)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 638,808 $7,994,361 719,603 $9,736,119
Shares issued in reinvestment of distributions .......... 77,947 981,213 93,213 1,275,277
Shares redeemed ............................... (1,275,613) (15,966,924) (1,167,715) (15,818,912)
Net increase (decrease) .......................... (558,858) $(6,991,350) (354,899) $(4,807,516)
Year ended December 31, 2022
Shares sold ................................... 1,465,369 $19,794,235 536,756 $7,455,847
Shares issued in reinvestment of distributions .......... 128,907 1,579,898 165,320 2,132,506
Shares redeemed ............................... (1,626,058) (21,592,223) (976,726) (13,489,271)
Net increase (decrease) .......................... (31,782) $(218,090) (274,650) $(3,900,918)
Class R6

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Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 238,482 $2,954,035 430,991 $5,789,858
Shares issued in reinvestment of distributions .......... 6,221 79,254 16,187 223,289
Shares redeemed ............................... (41,924) (523,613) (80,474) (1,085,059)
Net increase (decrease) .......................... 202,779 $2,509,676 366,704 $4,928,088
Year ended December 31, 2022
Shares sold ................................... 26,230 $346,902 47,746 $664,252
Shares issued in reinvestment of distributions .......... 7,694 94,744 21,105 273,579
Shares redeemed ............................... (38,478) (500,199) (51,082) (696,858)
Net increase (decrease) .......................... (4,554) $(58,553) 17,769 $240,973
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 601,753 $7,577,365 987,687 $13,389,966
Shares issued in reinvestment of distributions .......... 57,867 731,996 94,808 1,300,608
Shares redeemed ............................... (1,048,281) (13,134,463) (1,837,860) (24,763,000)
Net increase (decrease) .......................... (388,661) $(4,825,102) (755,365) $(10,072,426)
Year ended December 31, 2022
Shares sold ................................... 868,164 $11,375,506 1,049,264 $14,705,181
Shares issued in reinvestment of distributions .......... 99,291 1,225,306 180,660 2,345,137
Shares redeemed ............................... (2,144,368) (27,783,201) (2,364,283) (32,123,015)
Net increase (decrease) .......................... (1,176,913) $(15,182,389) (1,134,359) $(15,072,697)
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 8,137,077 $135,503,916
Shares issued in reinvestment of distributions .......... 2,068,298 35,219,331
Shares redeemed ............................... (12,018,807) (200,576,831)
Net increase (decrease) .......................... (1,813,432) $(29,853,584)
Year ended December 31, 2022
Shares sold
a
................................... 6,242,529 $106,513,403
Shares issued in reinvestment of distributions .......... 3,003,201 47,091,130
Shares redeemed ............................... (10,229,231) (173,687,373)
Net increase (decrease) .......................... (983,501) $(20,082,840)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Allocation Fund
Shares Amount
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 1,560,622 $24,885,973
Shares issued in reinvestment of distributions .......... 166,293 2,704,755
Shares redeemed
a
.............................. (2,623,484) (41,829,643)
Net increase (decrease) .......................... (896,569) $(14,238,915)
Year ended December 31, 2022
Shares sold ................................... 1,043,908 $17,169,928
Shares issued in reinvestment of distributions .......... 301,764 4,542,612
Shares redeemed
a
.............................. (2,409,585) (39,333,829)
Net increase (decrease) .......................... (1,063,913) $(17,621,289)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 284,849 $4,665,871
Shares issued in reinvestment of distributions .......... 75,592 1,264,429
Shares redeemed ............................... (496,853) (8,154,748)
Net increase (decrease) .......................... (136,412) $(2,224,448)
Year ended December 31, 2022
Shares sold ................................... 257,803 $4,277,975
Shares issued in reinvestment of distributions .......... 119,491 1,843,215
Shares redeemed ............................... (717,374) (12,000,258)
Net increase (decrease) .......................... (340,080) $(5,879,068)
Class R6
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 209,376 $3,504,274
Shares issued in reinvestment of distributions .......... 12,018 206,512
Shares redeemed ............................... (45,760) (773,076)
Net increase (decrease) .......................... 175,634 $2,937,710
Year ended December 31, 2022
Shares sold ................................... 20,382 $347,602
Shares issued in reinvestment of distributions .......... 13,634 215,043
Shares redeemed ............................... (47,819) (799,810)
Net increase (decrease) .......................... (13,803) $(237,165)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation
Franklin Growth Allocation Fund
Shares Amount
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 671,356 $11,279,238
Shares issued in reinvestment of distributions .......... 89,851 1,540,943
Shares redeemed ............................... (896,822) (15,106,564)
Net increase (decrease) .......................... (135,615) $(2,286,383)
Year ended December 31, 2022
Shares sold ................................... 526,427 $9,021,799
Shares issued in reinvestment of distributions .......... 133,174 2,102,385
Shares redeemed ............................... (916,123) (15,502,011)
Net increase (decrease) .......................... (256,522) $(4,377,827)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $43,519 $139,896 $153,897
CDSC retained ........................... $12,017 $9,769 $10,810
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $380,634 $768,620 $752,993
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2023, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 30,701,244 $ 12,613,413 $ (11,233,034) $ (3,102,084) $ 6,552,997 $ 35,532,536 3,788,117 $ 33,353
ClearBridge International Growth
Fund, Class IS ............ — 6,316,223 — — 156,570 6,472,793 106,198 —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,259,497 3,358,705 (5,894,434) 404,675 2,310,948 26,439,391 651,056 814,187
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,220,962 1,404,374 (1,276,905) (128,386) 1,120,607 13,340,652 1,398,391 566,824
Franklin Growth Fund, Class R6 . 62,248,347 10,212,183 (21,102,752) 8,736,346 2,997,383 63,091,507 510,490 3,907,951
a
Franklin High Yield Corporate ETF 19,487,415 2,286,621 (4,623,040) (719,604) 1,812,148 18,243,540 778,308 1,266,587
Franklin International Aggregate
Bond ETF ................ 18,456,792 2,343,213 (6,421,786) (1,921,067) 2,865,240 15,322,392 751,466 140,658
Franklin International Core Equity
(IU) Fund ................ 37,040,769 10,988,633 (11,294,907) (57,298) 5,643,619 42,320,816 3,645,204 1,823,241
Franklin International Growth Fund,
Class R6 ................ 5,491,269 1,833,329 (7,477,028) 152,480 (50) — — —
Franklin Investment Grade
Corporate ETF ............ 25,563,434 2,968,226 (6,431,787) (1,417,685) 2,198,247 22,880,435 1,056,589 963,810
Franklin Systematic Style Premia
ETF .................... 9,183,135 2,085,797 (2,794,161) (214,230) 435,744 8,696,285 401,676 91,162
Franklin U.S. Core Bond ETF ... 197,196,243 22,727,257 (42,971,258) (8,682,030) 11,690,148 179,960,360 8,323,791 6,570,955
Franklin U.S. Core Equity (IU) Fund 145,722,174 14,310,481 (46,056,259) (2,605,313) 29,127,392 140,498,475 9,811,346 2,123,498
Franklin U.S. Equity Index ETF . 11,904,898 5,855,394 (5,803,641) 383,401 2,628,581 14,968,633 359,650 192,606
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,567,342 3,800,293 (10,756,006) 610,475 5,789,542 33,011,646 691,778 501,966
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 5,018,427 352,624 (5,075,610) (180,990) (114,451) — — 34,582
Franklin U.S. Treasury Bond ETF 54,806,603 15,312,414 (10,975,253) (2,568,280) 3,007,694 59,583,178 2,861,137 1,968,732
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 21,171,800 114,521,330 (133,564,518) — — 2,128,612 2,128,612 791,121
Templeton Developing Markets
Trust, Class R6 ............ 8,417,149 2,509,691 (1,918,689) (211,824) 955,613 9,751,940 549,715 316,995
a
Templeton Foreign Fund, Class R6 9,012,492 1,697,948 (2,429,447) 390,162 1,046,462 9,717,617 1,236,338 266,190
Western Asset Core Plus Bond
Fund, Class IS ............ 113,500,451 17,370,467 (32,495,898) (9,529,661) 11,633,046 100,478,405 10,488,351 4,762,198
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 39,756,727 $ 5,124,857 $ (22,461,346) $ (2,131,527) $ 2,327,510 $ 22,616,221 6,179,295 $ 1,335,824
Total Non-Controlled Affiliates $886,727,170 $259,993,473 $(393,057,759) $(22,792,440) $94,184,990 $825,055,434 $28,472,440
Total Affiliated Securities .... $886,727,170 $259,993,473 $(393,057,759) $(22,792,440) $94,184,990 $825,055,434 $28,472,440
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 30,484,612 4,069,532 (1,750,478) (322,402) 2,814,147 35,295,411 3,699,729 1,493,099
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 30,242,539 18,128,450 (11,667,598) (3,389,838) 7,486,236 40,799,789 4,349,658 38,568
ClearBridge International Growth
Fund, Class IS ............ — 16,722,615 (71,228) 1,368 413,005 17,065,760 279,996 —
ClearBridge Large Cap Value Fund,
Class IS ................. 66,028,359 8,961,932 (10,942,799) 401,064 6,704,165 71,152,721 1,752,099 2,149,447
a
Franklin Growth Fund, Class R6 . 156,477,591 24,386,427 (44,743,812) 16,942,940 13,247,624 166,310,770 1,345,665 10,334,553
a
Franklin High Yield Corporate ETF 21,023,462 3,753,686 (5,031,603) (788,004) 1,991,256 20,948,797 893,720 1,440,509
Franklin International Aggregate
Bond ETF ................ 18,200,828 2,818,607 (4,459,538) (1,334,146) 2,368,535 17,594,286 862,888 162,696
Franklin International Core Equity
(IU) Fund ................ 95,199,975 27,532,690 (25,509,491) (988,881) 15,345,704 111,579,997 9,610,680 4,833,044
Franklin International Growth Fund,
Class R6 ................ 13,932,824 4,582,846 (18,817,568) 256,176 45,722 — — —
Franklin Investment Grade
Corporate ETF ............ 27,577,576 4,841,062 (6,982,439) (1,544,471) 2,381,699 26,273,427 1,213,273 1,097,879
Franklin Systematic Style Premia
ETF .................... 15,078,234 4,163,609 (4,086,092) (412,231) 774,615 15,518,135 716,773 160,867
Franklin U.S. Core Bond ETF ... 212,737,140 37,583,252 (46,725,565) (9,887,758) 12,937,237 206,644,306 9,558,016 7,479,245
Franklin U.S. Core Equity (IU) Fund 366,931,589 29,679,431 (94,783,121) (9,455,622) 77,984,282 370,356,559 25,862,888 5,567,737
Franklin U.S. Equity Index ETF . 30,983,474 13,542,231 (12,956,056) 874,124 7,014,068 39,457,841 948,050 507,115
Franklin U.S. Large Cap Multifactor
Index ETF ............... 83,628,823 9,007,464 (22,247,814) 613,712 16,017,239 87,019,424 1,823,542 1,322,887
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,629,280 891,543 (12,758,610) (474,228) (287,985) — — 90,103
Franklin U.S. Treasury Bond ETF 59,125,865 19,495,279 (10,625,013) (2,536,725) 2,958,466 68,417,872 3,285,372 2,239,500
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 34,816,251 173,663,557 (201,945,719) — — 6,534,089 6,534,089 1,370,513
Templeton Developing Markets
Trust, Class R6 ............ 21,301,187 6,245,497 (3,792,161) (422,929) 2,282,727 25,614,321 1,443,874 837,737
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 22,864,626 $ 4,242,664 $ (5,164,361) $ 491,695 $ 3,186,376 $ 25,621,000 3,259,669 $ 702,921
Western Asset Core Plus Bond
Fund, Class IS ............ 122,445,969 26,270,344 (35,451,873) (10,789,946) 12,903,137 115,377,631 12,043,594 5,389,044
Western Asset Short-Term Bond
Fund, Class IS ............ 48,281,843 8,312,298 (30,803,689) (2,594,974) 2,774,743 25,970,221 7,095,689 1,657,656
Total Non-Controlled Affiliates $1,459,507,435 $444,825,484 $(609,566,150) $(25,038,674) $188,528,851 $1,458,256,946 $47,382,021
Total Affiliated Securities .... $1,489,992,047 $448,895,016 $(611,316,628) $(25,361,076) $191,342,998 $1,493,552,357 $48,875,120
a
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 29,248,769 5,231,216 (651,095) (142,064) 2,551,132 36,237,958 3,798,528 1,524,970
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,819,283 4,158,868 (5,925,474) (1,718,448) 2,889,166 14,223,395 1,516,353 14,090
ClearBridge International Growth
Fund, Class IS ............ — 17,230,391 — — 426,059 17,656,450 289,687 —
ClearBridge Large Cap Value Fund,
Class IS ................. 65,445,907 7,944,041 (8,497,696) 269,495 6,936,446 72,098,193 1,775,380 2,204,091
a
Franklin Growth Fund, Class R6 . 155,208,167 22,771,546 (34,145,272) 11,547,264 18,662,763 174,044,468 1,408,241 10,656,131
a
Franklin High Yield Corporate ETF 6,940,921 2,043,576 (2,094,187) (291,268) 705,589 7,304,631 311,631 512,145
Franklin International Aggregate
Bond ETF ................ 8,895,257 1,442,964 (4,605,936) (1,378,343) 1,781,389 6,135,331 300,899 59,422
Franklin International Core Equity
(IU) Fund ................ 93,936,658 30,887,114 (23,625,589) (1,597,026) 15,841,690 115,442,847 9,943,398 4,938,142
Franklin International Growth Fund,
Class R6 ................ 13,737,178 4,580,973 (18,532,789) 128,045 86,593 — — —
Franklin Investment Grade
Corporate ETF ............ 9,106,040 2,826,354 (3,053,299) (578,112) 860,641 9,161,624 423,072 391,208
Franklin Systematic Style Premia
ETF .................... 11,082,650 3,513,494 (2,729,494) (279,049) 546,293 12,133,894 560,457 124,116
Franklin U.S. Core Bond ETF ... 70,247,628 21,771,159 (20,914,861) (4,307,860) 5,263,135 72,059,201 3,332,988 2,661,630
Franklin U.S. Core Equity (IU) Fund 337,617,838 6,449,491 (95,296,611) (13,573,212) 69,929,429 305,126,935 21,307,747 4,713,014
Franklin U.S. Equity Index ETF . 34,657,128 90,341,191 (29,849,342) 2,559,320 18,996,264 116,704,561 2,804,050 1,240,474
Franklin U.S. Large Cap Multifactor
Index ETF ............... 98,772,934 13,820,905 (40,114,311) 165,323 17,375,398 90,020,249 1,886,426 1,357,912
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,481,875 876,337 (12,596,486) (479,253) (282,473) — — 90,826
Franklin U.S. Treasury Bond ETF 19,522,543 8,300,666 (4,085,233) (721,047) 841,086 23,858,015 1,145,643 796,205
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... $ 23,941,645 $ 135,270,773 $ (153,004,977) $ — $ — $ 6,207,441 6,207,441 $ 1,043,037
Templeton Developing Markets
Trust, Class R6 ............ 21,426,214 7,341,466 (3,802,123) (465,481) 2,287,001 26,787,077 1,509,982 864,530
a
Templeton Foreign Fund, Class R6 22,540,275 4,456,501 (4,135,641) 37,479 3,608,937 26,507,551 3,372,462 724,644
Western Asset Core Plus Bond
Fund, Class IS ............ 40,431,845 14,165,489 (15,051,343) (4,605,040) 5,292,991 40,233,942 4,199,785 1,900,897
Western Asset Short-Term Bond
Fund, Class IS ............ 22,308,813 4,672,437 (17,945,655) (1,167,255) 1,189,042 9,057,382 2,474,695 760,852
Total Non-Controlled Affiliates $1,083,120,799 $404,865,736 $(500,006,319) $(16,454,468) $173,237,439 $1,144,763,187 $35,053,366
Total Affiliated Securities .... $1,112,369,568 $410,096,952 $(500,657,414) $(16,596,532) $175,788,571 $1,181,001,145 $36,578,336
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ —
Long term ............................. 10,417,498 3,786,247 3, 31 6,2 33
Franklin Conservative Allocation
Fund Franklin Moderate Allocation Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $22,544,277 $17,050,195 $32,013,158 $20,595,658
Long term capital gain .................... — 20,299,384 10,947,056 48,734,121
$22,544,277 $37,349,579 $42,960,214 $69,329,779
Franklin Growth Allocation Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $15,514,251 $12,925,177
Long term capital gain .................... 26,019,265 43,653,004
$41,533,516 $56,578,181
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $883,286,298 $1,442,695,680 $1,034,747,117
Unrealized appreciation ..................... $110,556,647 $275,700,763 $271,254,224
Unrealized depreciation ..................... (80,502,045) (89,455,434) (26,579,168)
Net unrealized appreciation (depreciation) ....... $30,054,602 $186,245,329 $244,675,056
Distributable earnings:
Undistributed ordinary income ................ $3,635,320 $7,002,001 $5,205,685
Total distributable earnings .................. $3,635,320 $7,002,001 $5,205,685

Franklin Fund Allocator Series
Notes to Financial Statements
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6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 3 1 , 202 3 , were as follows:
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2023, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $177,457,407 $345,736,037 $339,204,679
Sales .................................. $288,183,325 $451,594,461 $374,717,447

Franklin Fund Allocator Series
Notes to Financial Statements
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A summary of inputs used as of December 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 899,453,558 $ — $ — $ 899,453,558
Short Term Investments ................... 2,128,612 11,758,730 — 13,887,342
Total Investments in Securities ........... $901,582,170 $11,758,730 $— $913,340,900
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,606,804,173 — — 1,606,804,173
Short Term Investments ................... 6,534,089 15,602,747 — 22,136,836
Total Investments in Securities ........... $1,613,338,262 $15,602,747 $— $1,628,941,009
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,255,339,031 — — 1,255,339,031
Short Term Investments ................... 6,207,441 17,875,701 — 24,083,142
Total Investments in Securities ........... $1,261,546,472 $17,875,701 $— $1,279,422,173
a
For detailed categories, see the accompanying schedule of investments.
Selected Portfolio
ETF
Exchange-Traded Fund
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund,
Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2023:
Pursuant to:
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $— $10,947,056 $26,019,265
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $3,888,707 $10,199,342 $10,158,131
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,795,907 $15,209,383 $15,237,735
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Foreign Taxes Paid $245,321 $654,893 $676,281
Foreign Source Income
Earned $1,431,739 $3,653,774 $3,645,139

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board
and Trustee
Chairman of the
Board since 2023
and Trustee
since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN COREFOLIO
ALLOCATION FUND
A Series of Franklin Fund Allocator Series
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Fund Allocator Series
1
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Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Corefolio Allocation Fund for the 12-month reporting period
ended December 31, 2023. Please read on for a detailed
look at prevailing economic and market conditions during the
Fund’s reporting period and to learn how those conditions
have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Greg E. Johnson
Chairman
Franklin Corefolio Allocation Fund

franklintempleton.com
Annual Report
2
Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 15
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
Franklin Corefolio Allocation Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks capital appreciation. We invests its
assets allocated approximately 25% each in Franklin Growth
Fund, Franklin Growth Opportunities Fund, Franklin Mutual
Shares Fund and Templeton Growth Fund. These underlying
funds, in turn, invest primarily in U.S. and foreign equity
securities and, to a lesser extent, fixed income and money
market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the
predetermined weightings in each underlying fund whenever
the actual allocations exceed plus or minus 3% of the fixed
allocation percentages.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global equities collectively advanced during 2023,
delivering generally strong returns for the year. Early
on, equities rose amid signs of economic resilience and
investor optimism that the worldwide rate-hiking cycle
might be approaching an end. That optimism subsided
as financial markets experienced heightened volatility in
March due to banking turmoil in the U.S. and Switzerland.
However, equities continued to move higher as quick action
by regulators eased banking concerns, many companies’
first-quarter earnings exceeded consensus estimates,
and several central banks slowed or paused interest-rate
hikes. Investor risk appetite soured in the third quarter
as it became clearer that key central banks, like the U.S.
Federal Reserve (Fed) intended to keep rates higher for
longer. Rising sovereign bond yields and energy prices,
along with China’s property market crisis and Fitch Ratings’
downgrade of U.S. long-term debt, further weighed on equity
markets. Late in the year, moderating inflation, encouraging economic data, and softening but solid employment figures
in several regions, particularly in the U.S. reinvigorated
expectations for an economic soft landing, supporting risk
appetite. As measured by MSCI indexes in U.S.-dollar terms,
developed market equities outperformed a global index
for the year, while emerging market and frontier market
equities lagged it. In terms of investment style, global growth stocks significantly outperformed global value stocks, which nonetheless posted strong gains for the period.
Q. How did we respond to these changing market
conditions?
A. The Fund follows a passive, equally weighted strategy,
allocating assets across four underlying funds.
Performance Overview
The Fund’s Class A shares posted a +25.36% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmarks, the Standard & Poor’s
®
500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a +26.29% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a +24.42% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. The Franklin Growth Opportunities Fund and Franklin
Growth Fund both benefited relative performance over the
period. Within Franklin Growth Opportunities Fund, Meta
Platforms was a leading contributor. The company benefited
from cost-cutting measures and user growth, especially in
the Asia-Pacific region. Improved engagement on platforms
such as Instagram, WhatsApp, Messenger and Facebook
helped advertising revenue and benefited share price
performance. The firm leveraged artificial intelligence (AI) to make recommendations and drive traffic to its apps. Nvidia
Portfolio Composition*
12/31/23
% of Total
Net Assets
Domestic Equity 75.7%
Foreign Equity 24.3%
Short-Term Investments & Other Net Assets
†
0.0%
*
The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class based on its predominant investments under normal market conditions.
†
Rounds to less than 0.1%.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Corefolio Allocation Fund
4
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Annual Report
was a top performer within the Franklin Growth Fund in
2023. Investor enthusiasm for AI benefited the company in
2023 as Nvidia's graphics processing chips are essential
to the expansion of AI infrastructure. Estimates suggest
the company has a lion’s share of the market for AI data
processing chips, giving it extraordinary pricing power.
Q. What were the leading detractors from performance?
A. Franklin Mutual Shares Fund and Templeton Growth
Fund, which are both value-oriented funds, delivered
positive absolute returns over the period, although they
detracted from relative results. SVB Financial was a key
detractor in Franklin Mutual Shares Fund during 2023. In
March, the U.S.-based bank was seized by regulators after
it suffered from a rapid run on its deposits after its attempt to raise capital following losses on the sale of its U.S.
Treasuries portfolio. Within Templeton Growth Fund, Bayer
AG detracted from relative results. Drought conditions in the
U.S. led to a drop in sales volume and prices for glyphosate-
based products offered by the company’s Crop Science
division. In addition, investors were disappointed when a
study testing the efficacy of the company’s new heart drug
ended early. Litigation charges related to Roundup also
affected the company’s share price.
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2023
Franklin Corefolio Allocation Fund
5
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +25.36% +18.46%
5-Year +70.91% +10.06%
10-Year +115.88% +7.39%
Advisor
1-Year +25.58% +25.58%
5-Year +72.98% +11.58%
10-Year +121.40% +8.27%
See page 7 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
6
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Annual Report
See page for 7 Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin Corefolio Allocation Fund
Performance Summary
7
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1164 $0.7867 $0.9031
C $0.0304 $0.7867 $0.8171
R $0.0718 $0.7867 $0.8585
R6 $0.1809 $0.7867 $0.9676
Advisor $0.1664 $0.7867 $0.9531
Total Annual Operating Expenses
6
Share Class
A 1.03%
Advisor 0.78%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,087.30 $2.06 $1,023.23 $2.00 0.39%
C $1,000 $1,082.70 $5.99 $1,019.45 $5.81 1.14%
R $1,000 $1,085.90 $3.38 $1,021.97 $3.27 0.64%
R6 $1,000 $1,089.10 $0.43 $1,024.80 $0.41 0.08%
Advisor $1,000 $1,088.40 $0.75 $1,024.49 $0.72 0.14%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.85 $24.42 $21.92 $20.04 $17.32
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.05 0.22 0.12 0.20
Net realized and unrealized gains (losses) ........... 4.35 (5.16) 3.21 3.32 4.17
Total from investment operations .................... 4.46 (5.11) 3.43 3.44 4.37
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.12) (0.01) (0.22) (0.18) (0.20)
Net realized gains ............................. (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ............................... (0.91) (1.46) (0.93) (1.56) (1.65)
Net asset value, end of year ....................... $21.40 $17.85 $24.42 $21.92 $20.04
Total return
d
................................... 25.36% (20.84)% 15.76% 18.28% 25.79%
Ratios to average net assets
Expenses
e,f
.................................... 0.40% 0.41% 0.42% 0.43% 0.44%
Net investment income
c
........................... 0.55% 0.26% 0.91% 0.64% 1.02%
Supplemental data
Net assets, end of year (000’s) ..................... $805,511 $690,297 $931,489 $812,250 $717,806
Portfolio turnover rate ............................ 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.34 $23.94 $21.57 $19.76 $17.10
Income from investment operations
a
:
Net investment income (loss)
b,c
.................... (0.05) (0.10) (0.01) (0.03) 0.04
Net realized and unrealized gains (losses) ........... 4.21 (5.05) 3.20 3.25 4.12
Total from investment operations .................... 4.16 (5.15) 3.19 3.22 4.16
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.03) (—)
d
(0.11) (0.03) (0.05)
Net realized gains ............................. (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ............................... (0.82) (1.45) (0.82) (1.41) (1.50)
Net asset value, end of year ....................... $20.68 $17.34 $23.94 $21.57 $19.76
Total return
e
................................... 24.38% (21.44)% 14.88% 17.41% 24.83%
Ratios to average net assets
Expenses
f,g
.................................... 1.15% 1.16% 1.17% 1.18% 1.19%
Net investment income (loss)
c
...................... (0.26)% (0.53)% (0.05)% (0.18)% 0.27%
Supplemental data
Net assets, end of year (000’s) ..................... $41,410 $39,781 $61,517 $73,513 $75,745
Portfolio turnover rate ............................ 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.81 $24.42 $21.95 $20.07 $17.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.07 0.01 0.16 0.07 0.14
Net realized and unrealized gains (losses) ........... 4.32 (5.17) 3.21 3.32 4.19
Total from investment operations .................... 4.39 (5.16) 3.37 3.39 4.33
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.07) (—)
d
(0.19) (0.13) (0.15)
Net realized gains ............................. (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ............................... (0.86) (1.45) (0.90) (1.51) (1.60)
Net asset value, end of year ....................... $21.34 $17.81 $24.42 $21.95 $20.07
Total return .................................... 25.05% (21.04)% 15.46% 18.00% 25.51%
Ratios to average net assets
Expenses
e,f
.................................... 0.65% 0.66% 0.66% 0.67% 0.67%
Net investment income
c
........................... 0.35% 0.04% 0.68% 0.38% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $1,935 $1,488 $1,764 $1,498 $1,387
Portfolio turnover rate ............................ 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.92 $24.52 $21.97 $20.07 $17.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.12 0.30 0.21 0.70
Net realized and unrealized gains (losses) ........... 4.36 (5.19) 3.23 3.31 3.75
Total from investment operations .................... 4.54 (5.07) 3.53 3.52 4.45
Less distributions from:
Net investment income .......................... (0.18) (0.08) (0.27) (0.24) (0.27)
Net realized gains ............................. (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ............................... (0.97) (1.53) (0.98) (1.62) (1.72)
Net asset value, end of year ....................... $21.49 $17.92 $24.52 $21.97 $20.07
Total return .................................... 25.74% (20.60)% 16.16% 18.69% 26.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.11% 0.13% 0.13% 0.13% 0.12%
Expenses net of waiver and payments by affiliates
d
...... 0.09% 0.08% 0.09% 0.09% 0.09%
Net investment income
c
........................... 0.92% 0.62% 1.26% 1.05% 1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $4,966 $4,379 $5,349 $4,393 $3,385
Portfolio turnover rate ............................ 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2023.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.93 $24.52 $21.98 $20.08 $17.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.09 0.28 0.17 0.27
Net realized and unrealized gains (losses) ........... 4.36 (5.17) 3.22 3.34 4.16
Total from investment operations .................... 4.52 (5.08) 3.50 3.51 4.43
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.17) (0.06) (0.25) (0.23) (0.25)
Net realized gains ............................. (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ............................... (0.96) (1.51) (0.96) (1.61) (1.70)
Net asset value, end of year ....................... $21.49 $17.93 $24.52 $21.98 $20.08
Total return .................................... 25.58% (20.63)% 16.05% 18.59% 26.10%
Ratios to average net assets
Expenses
d,e
.................................... 0.15% 0.16% 0.17% 0.18% 0.19%
Net investment income
c
........................... 0.83% 0.48% 1.16% 0.90% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $59,702 $48,963 $69,322 $61,166 $52,512
Portfolio turnover rate ............................ 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the year ended December 31, 2023.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin Corefolio Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.7%
a
Franklin Growth Fund, Class R6 ........................................ 1,868,655 $ 230,947,089
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 5,023,374 251,269,180
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,548,300 209,518,825
691,735,094
Foreign Equity 24.3%
a
Templeton Growth Fund, Inc., Class R6 ................................... 8,667,164 222,226,088
Total Investments In Underlying Funds (Cost $611,716,129) ......................
913,961,182
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 1,179 1,179
Total Money Market Funds (Cost $1,179) .......................................
1,179
Total Short Term Investments (Cost $1,179 ) ....................................
1,179
a
Total Investments (Cost $611,717,308) 100.0% ..................................
$913,962,361
Other Assets, less Liabilities (0.0)%
†
...........................................
(439,124)
Net Assets 100.0% ...........................................................
$913,523,237
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ $611,717,308
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 913,962,361
Cash .................................................................................... 266,716
Receivables:
Investment securities sold ................................................................... 1,168,615
Capital shares sold ........................................................................ 99,210
Dividends ............................................................................... 1,179
Affiliates ................................................................................ 82
Total assets .......................................................................... 915,498,163
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,543,232
Administrative fees ........................................................................ 22,853
Distribution fees .......................................................................... 203,218
Transfer agent fees ........................................................................ 139,174
Trustees' fees and expenses ................................................................. 929
Accrued expenses and other liabilities ........................................................... 65,520
Total liabilities ......................................................................... 1,974,926
Net assets, at value ................................................................. $913,523,237
Net assets consist of:
Paid-in capital ............................................................................. $576,157,181
Total distributable earnings (losses) ............................................................. 337,366,056
Net assets, at value ................................................................. $913,523,237

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $805,510,584
Shares outstanding ........................................................................ 37,649,239
Net asset value per share
a
.................................................................. $21.40
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $22.65
Class C:
Net assets, at value ....................................................................... $41,409,916
Shares outstanding ........................................................................ 2,002,207
Net asset value and maximum offering price per share
a
............................................. $20.68
Class R:
Net assets, at value ....................................................................... $1,934,930
Shares outstanding ........................................................................ 90,683
Net asset value and maximum offering price per share ............................................. $21.34
Class R6:
Net assets, at value ....................................................................... $4,965,755
Shares outstanding ........................................................................ 231,056
Net asset value and maximum offering price per share ............................................. $21.49
Advisor Class:
Net assets, at value ....................................................................... $59,702,052
Shares outstanding ........................................................................ 2,777,612
Net asset value and maximum offering price per share ............................................. $21.49
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $8,015,667
Expenses:
Administrative fees (Note 3 a ) .................................................................. 252,651
Distribution fees: (Note 3b )
    Class A ................................................................................ 1,856,202
    Class C ................................................................................ 403,815
    Class R ................................................................................ 8,587
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 729,389
    Class C ................................................................................ 39,584
    Class R ................................................................................ 1,690
    Class R6 ............................................................................... 2,213
    Advisor Class ............................................................................ 52,399
Reports to shareholders fees .................................................................. 53,445
Registration and filing fees .................................................................... 94,889
Professional fees ........................................................................... 51,305
Trustees' fees and expenses .................................................................. 10,422
Other .................................................................................... 9,442
Total expenses ......................................................................... 3,566,033
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (1,373)
Net expenses ......................................................................... 3,564,660
Net investment income ................................................................ 4,451,007
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non- controlled affiliates (Note 3e ) ........................................................... (1,752,289)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 46,903,092
Net realized gain (loss) .................................................................. 45,150,803
Net change in unrealized appreciation (depreciation) on:
Investments:
Non- controlled affiliates (Note 3e ) ........................................................... 141,234,240
Net realized and unrealized gain (loss) ............................................................ 186,385,043
Net increase (decrease) in net assets resulting from operations .......................................... $190,836,050

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Corefolio Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,451,007 $1,986,878
Net realized gain (loss) ................................................. 45,150,803 28,812,870
Net change in unrealized appreciation (depreciation) ........................... 141,234,240 (251,528,197)
Net increase (decrease) in net assets resulting from operations ................ 190,836,050 (220,728,449)
Distributions to shareholders:
Class A ............................................................. (33,786,898) (54,119,499)
Class C ............................................................. (1,730,998) (3,448,107)
Class R ............................................................. (74,092) (110,722)
Class R6 ............................................................ (223,016) (348,810)
Advisor Class ........................................................ (2,551,557) (4,174,776)
Total distributions to shareholders .......................................... (38,366,561) (62,201,914)
Capital share transactions: (Note 2 )
Class A ............................................................. (19,272,974) 5,167,883
Class C ............................................................. (5,443,378) (5,536,290)
Class R ............................................................. 135,836 208,379
Class R6 ............................................................ (263,934) 464,883
Advisor Class ........................................................ 989,827 (1,907,511)
Total capital share transactions ............................................ (23,854,623) (1,602,656)
Net increase (decrease) in net assets ................................... 128,614,866 (284,533,019)
Net assets:
Beginning of year ....................................................... 784,908,371 1,069,441,390
End of year ........................................................... $913,523,237 $784,908,371

Franklin Fund Allocator Series
19
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Corefolio Allocation Fund
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Corefolio Allocation Fund (Fund) is included in this report.
The Fund invests in affiliated mutual funds managed by
Franklin Templeton (Underlying Funds). The Fund offers five
classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated

Franklin Fund Allocator Series
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by
the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,830,947 $74,525,445 2,733,896 $54,219,315
Shares issued in reinvestment of distributions .......... 1,666,077 33,143,401 3,024,029 53,107,120
Shares redeemed ............................... (6,518,373) (126,941,820) (5,228,844) (102,158,552)
Net increase (decrease) .......................... (1,021,349) $(19,272,974) 529,081 $5,167,883
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 506,642 $9,501,220 335,519 $6,607,551
Shares issued in reinvestment of distributions .......... 90,386 1,724,635 199,486 3,415,189
Shares redeemed
a
.............................. (888,929) (16,669,233) (810,536) (15,559,030)
Net increase (decrease) .......................... (291,901) $(5,443,378) (275,531) $(5,536,290)
Class R Shares:
Shares sold ................................... 47,557 $928,639 9,274 $180,323
Shares issued in reinvestment of distributions .......... 3,751 74,092 6,313 110,722
Shares redeemed ............................... (44,144) (866,895) (4,317) (82,666)
Net increase (decrease) .......................... 7,164 $135,836 11,270 $208,379
Class R6 Shares:
Shares sold ................................... 73,257 $1,441,873 43,576 $837,894
Shares issued in reinvestment of distributions .......... 11,056 222,203 18,840 333,021
Shares redeemed ............................... (97,597) (1,928,010) (36,280) (706,032)
Net increase (decrease) .......................... (13,284) $(263,934) 26,136 $464,883
Advisor Class Shares:
Shares sold ................................... 489,426 $9,622,126 388,759 $7,596,976
Shares issued in reinvestment of distributions .......... 114,135 2,292,689 212,472 3,754,731
Shares redeemed ............................... (557,442) (10,924,988) (697,139) (13,259,218)
Net increase (decrease) .......................... 46,119 $989,827 (95,908) $(1,907,511)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$424,541 was retained by Investor Services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of
Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $86,605
CDSC retained .............................................................................. $7,010
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in Underlying Funds for the year ended December 31, 2023, were as follows:
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2024.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 194,783,881 $ 14,175,959 $ (16,352,670) $ (360,117) $ 38,700,036 $ 230,947,089 1,868,655 $ 14,175,961
a
Franklin Growth Opportunities
Fund, Class R6 ............ 193,509,671 26,025,210 (17,085,898) (2,158,602) 50,978,799 251,269,180 5,023,374 26,025,208
a
Franklin Mutual Shares Fund, Class
R6 ..................... 198,576,524 12,019,958 (15,436,654) 28,102 14,330,895 209,518,825 8,548,300 12,019,958
a
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 2,229 16,067,347 (16,068,397) — — 1,179 1,179 5,688
Templeton Growth Fund, Inc., Class
R6 ..................... 197,855,255 2,691,944 (16,283,949) 738,328 37,224,510 222,226,088 8,667,164 2,691,944
Total Non-Controlled Affiliates $784,727,560 $70,980,418 $(81,227,568) $(1,752,289) $141,234,240 $913,962,361 $54,918,759
Total Affiliated Securities .... $784,727,560 $70,980,418 $(81,227,568) $(1,752,289) $141,234,240 $913,962,361 $54,918,759
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $4,980,979 $976,293
Long term capital gain ...................................................... 33,385,582 61,225,621
$38,366,561 $62,201,914
3. Transactions with Affiliates
(continued)
e. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$54,913,069 and $65,159,170, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $619,646,301
Unrealized appreciation ........................................................................ $302,245,053
Unrealized depreciation ........................................................................ (7,928,993)
Net unrealized appreciation (depreciation) .......................................................... $294,316,060
Distributable earnings:
Undistributed ordinary income ................................................................... $1,733,952
Undistributed long term capital gains .............................................................. 41,316,044
Total distributable earnings ..................................................................... $43,049,996
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Annual Report
Franklin Corefolio Allocation Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Corefolio Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the “Fund”)
as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended
December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
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Franklin Corefolio Allocation Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the f und during the fiscal year ended December 31, 2023 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $33,385,582
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $5,075,025
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $7,944,695
Amount Reported
Foreign Taxes Paid $157,721
Foreign Source Income Earned $1,978,900

Franklin Fund Allocator Series
Board Members and Officers
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee
since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

Franklin Fund Allocator Series
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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
32
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Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
33
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

470 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Corefolio Allocation Fund
Fund Administrator Distributor Shareholder Services
Franklin Templeton Services, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GLOBAL
ALLOCATION FUND
A Series of Franklin Fund Allocator Series
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Fund Allocator Series
1
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Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Global Allocation Fund for the 12-month reporting period
ended December 31, 2023. Please read on for a detailed
look at prevailing economic and market conditions during the
Funds’ reporting period and to learn how those conditions
have affected Fund performance.
Subsequent Event Notice
Effective February 29, 2024, Jacqueline Kenney , VP/
Portfolio Manager, will be added as co-lead Portfolio
Manager to the Franklin Global Allocation Fund. With
Jacqueline's background and experience in quantitative
portfolio management of equity and multi-asset portfolios,
she is a natural fit to join the portfolio management team
that blends FTIS asset allocation views and quantitative
approach.
Also, effective February 29, 2024, Kimberly Strand , SVP/
Head of Sustainable Investments and Portfolio Manager,
will be removed from the Franklin Global Allocation Fund.
She will be leaving the company to pursue her interests and
passions. Her last day with the firm is March 1, 2024. We
would like to thank Ms. Strand for her contributions over a
distinguished career with Franklin Templeton and we wish
her all the best in her future endeavors.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Greg E. Johnson
Chairman
Franklin Global Allocation Fund

franklintempleton.com
2
Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 25
Notes to Financial Statements 29
Report of Independent Registered
Public Accounting Firm 42
Tax Information 43
Board Members and Officers 44
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
Franklin Global Allocation Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks the highest level of long-term total return that is consistent with an acceptable level of risk. The equity securities in which the Fund invests are primarily common
stock of companies in any economic sector or market
capitalization. The debt securities in which the Fund may
invest include all varieties of fixed, floating and variable rate instruments. Bond investments may include U.S. and foreign
corporate debt, U.S. Treasuries and foreign government
bonds. The Fund will invest no more than 15% of its assets
in alternative strategies, which may include investments that provide exposure to commodities such as commodity futures
and commodity exchange traded funds (ETFs).
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global equities collectively advanced during 2023,
delivering generally strong returns for the year. Early
on, equities rose amid signs of economic resilience and
investor optimism that the worldwide rate-hiking cycle
might be approaching an end. That optimism subsided
as financial markets experienced heightened volatility in
March due to banking turmoil in the U.S. and Switzerland.
However, equities continued to move higher as quick action
by regulators eased banking concerns, many companies’
first-quarter earnings exceeded consensus estimates,
and several central banks slowed or paused interest-rate
hikes. Investor risk appetite soured in the third quarter
as it became clearer that key central banks, like the U.S.
Federal Reserve (Fed) intended to keep rates higher for
longer. Rising sovereign bond yields and energy prices,
along with China’s property market crisis and Fitch Ratings’
downgrade of U.S. long-term debt, further weighed on equity
markets. Late in the year, moderating inflation, encouraging economic data, and softening but solid employment figures
in several regions, particularly in the U.S. reinvigorated
expectations for an economic soft landing, supporting risk
appetite. As measured by MSCI indexes in U.S.-dollar terms,
developed market equities outperformed a global index for
the year, while emerging market and frontier market equities lagged it. In terms of investment style, global growth stocks significantly outperformed global value stocks, which
nonetheless posted strong gains for the period.
Q. How did we respond to these changing market
conditions?
A. We became more constructive on the economy and risk
assets as the year progressed.
Performance Overview
The Fund’s Class A shares posted a +12.92% cumulative
total return for the 12 months under review. In comparison,
the Fund’s primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a +22.20% cumulative total return.
1
The Fund’s
Blended Benchmark, which consists of 60% MSCI ACWI-NR
+ 30% Bloomberg Global Aggregate Bond Index + 10% cash
and cash equivalents, posted a +15.41% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Currency exposure was a leading contributor to relative
performance during the period. The portfolio included
positions in non-U.S. securities that were unhedged, as well as forward contracts that hedged these exposures and were
the main drivers of the outperformance. Within fixed income, having no exposure to Federal Home Mortgage securities
or Chinese sovereign bonds helped relative results. Within
equities, an underweight to the health care sector benefited performance. Within the sector, overweight allocations
to pharmaceutical companies Novo Nordisk and Eli Lilly
boosted relative results. Shares of both companies gained
after research studies indicated their diabetes and weight-
loss drugs may also reduce cardiovascular events. Selection
in the materials sector was also beneficial during the period.
An overweight exposure to iron ore company Fortesque
Metals Group lifted performance. The firm benefited from
rising iron ore prices. In addition, the portfolio held less cash than the benchmark over the period, which boosted relative
results.
1. Source: Morningstar. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Global Allocation Fund
4
franklintempleton.com
Annual Report
Q. What were the leading detractors from performance?
A. The portfolio delivered strong absolute returns over the
period; however, cross-asset allocation detracted from
relative results. On average, the portfolio was overweight
fixed income and underweight equities during a period
when equities outperformed. Within equities, selection in the industrials sector detracted from performance. An overweight position in RTX Corporation, the company formerly known as
Raytheon, held back relative performance. The aerospace
and defense firm encountered significant headwinds in
2023 as it faced a time-consuming and costly engine
recall. The company continues to have a long waitlist for
engines, as well as high demand for missiles, missile
defense systems and other products. The communication
services sector also detracted from performance over the
period. Within the sector, an underweight to Meta Platforms
hindered relative results. The company performed well
over the period, benefiting from cost-cutting measures and
user growth, especially in the Asia-Pacific region. It also
leveraged artificial intelligence (AI) to improve engagement on platforms such as Instagram, WhatsApp, Messenger and
Facebook, which boosted advertising revenue and benefited
share price performance. Within fixed income, the Fund’s
overweight exposure to U.S. Treasury Securities held back
relative results, as did overweight positions in sovereign
bonds in China, the U.K. and Germany. An overweight
position in the Templeton Global Bond Fund also detracted
over the period.
Prior to period-end, Todd Brighton stepped off the Fund
effective May 31, 2023. In addition, Gene Podkaminer, CFA,
Head of Research for FTIS, elected to leave the company to
pursue other opportunities effective June 1, 2023. We thank
Gene for his service and contributions to the firm.
Subsequent to period-end, Jacqueline Kenney will be added
as co-lead Portfolio Manager effective February 29, 2024.
Also, effective February 29, 2024, Kimberly Strand, SVP/
Head of Sustainable Investments and Portfolio Manager,
will be stepping off the Fund. Her responsibilities will be
allocated to others on the Portfolio Management Team.
Effective March 1, 2024, she will be leaving the firm to
pursue other interests. We would like to thank Ms. Strand for her contributions to the firm and we wish her all the best in her future endeavors.
Thank you for your continued participation in Franklin Global
Allocation Fund. We look forward to serving your future
investment needs.
Wylie Tollette, CFA
Kimberly Strand, CFA
Richard Hsu, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
12/31/23
% of Total
Net Assets
Financial Services 22.2%
Banks 7.4%
Semiconductors & Semiconductor Equipment 6.1%
Capital Markets 5.6%
Software 4.7%
Technology Hardware, Storage & Peripherals 3.8%
Pharmaceuticals 3.5%
Oil, Gas & Consumable Fuels 3.1%
Broadline Retail 2.4%
Interactive Media & Services 2.1%
Health Care Providers & Services 1.9%
Hotels, Restaurants & Leisure 1.5%
Chemicals 1.5%
Insurance 1.5%
Other
*
29.6%
Short-Term Investments & Other Net Assets 3.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2023
Franklin Global Allocation Fund
5
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +12.92% +6.75%
5-Year +33.10% +4.69%
10-Year +46.30% +3.29%
Advisor
1-Year +13.25% +13.25%
5-Year +34.71% +6.14%
10-Year +50.00% +4.14%
See page 7 for Performance Summary footnotes.

Franklin Global Allocation Fund
Performance Summary
6
franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Franklin Global Allocation Fund
Performance Summary
7
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. To the extent the Fund invests in alternative strategies , it may be exposed to potentially significant fluctuations in value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The Blended Benchmark consists of 60% MSCI ACWI-NR + 30% Bloomberg Global Aggregate Bond Index + 10% cash and cash equivalents. The Bloomberg Global Aggregate Bond Index measures the performance of the global investment-grade, fixed-rate bond markets. The benchmark includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
A $0.2319
C $0.1246
R $0.2006
R6 $0.2773
Advisor $0.2656
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 0.99%
Advisor 0.73% 0.74%

Your Fund’s Expenses
Franklin Global Allocation Fund
8
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,056.70 $4.69 $1,020.64 $4.61 0.91%
C $1,000 $1,051.80 $8.56 $1,016.87 $8.41 1.65%
R $1,000 $1,055.20 $5.99 $1,019.38 $5.88 1.16%
R6 $1,000 $1,057.50 $3.09 $1,022.20 $3.04 0.60%
Advisor $1,000 $1,057.60 $3.40 $1,021.90 $3.34 0.66%

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.62 $14.95 $13.49 $14.43 $12.63
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.18 0.19
c
0.34
c
0.42
c
Net realized and unrealized gains (losses) ........... 1.39 (1.95) 1.39 (0.27) 1.82
Total from investment operations .................... 1.62 (1.77) 1.58 0.07 2.24
Less distributions from:
Net investment income .......................... (0.23) (0.56) (0.12) (0.47) (0.44)
Net realized gains ............................. — — — (0.54) —
Total distributions ............................... (0.23) (0.56) (0.12) (1.01) (0.44)
Net asset value, end of year ....................... $14.01 $12.62 $14.95 $13.49 $14.43
Total return
d
................................... 12.92% (11.83)% 11.74% 1.55% 17.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.94% 0.94%
e
0.42%
e
0.40%
e
Expenses net of waiver and payments by affiliates ....... 0.92%
f
0.91%
f
0.88%
e,f
0.42%
e,g
0.40%
e,g
Net investment income ........................... 1.75% 1.31% 1.33%
c
2.73%
c
2.99%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,479,455 $2,417,274 $3,006,324 $2,952,287 $3,397,662
Portfolio turnover rate ............................ 76.65% 15.46% 97.19%
h
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.50 $14.79 $13.40 $14.33 $12.54
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.07 0.08
c
0.23
c
0.29
c
Net realized and unrealized gains (losses) ........... 1.36 (1.91) 1.38 (0.26) 1.82
Total from investment operations .................... 1.49 (1.84) 1.46 (0.03) 2.11
Less distributions from:
Net investment income .......................... (0.12) (0.45) (0.07) (0.36) (0.32)
Net realized gains ............................. — — — (0.54) —
Total distributions ............................... (0.12) (0.45) (0.07) (0.90) (0.32)
Net asset value, end of year ....................... $13.87 $12.50 $14.79 $13.40 $14.33
Total return
d
................................... 12.00% (12.45)% 10.89% 0.79% 16.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.69% 1.68%
e
1.17%
e
1.15%
e
Expenses net of waiver and payments by affiliates ....... 1.67%
f
1.66%
f
1.62%
e,f
1.17%
e,g
1.15%
e,g
Net investment income ........................... 1.00% 0.56% 0.58%
c
1.85%
c
2.24%
c
Supplemental data
Net assets, end of year (000’s) ..................... $71,783 $84,086 $131,347 $201,506 $300,699
Portfolio turnover rate ............................ 76.65% 15.46% 97.19%
h
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.66 $14.99 $13.54 $14.48 $12.68
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.14 0.15
c
0.31
c
0.37
c
Net realized and unrealized gains (losses) ........... 1.39 (1.95) 1.40 (0.28) 1.83
Total from investment operations .................... 1.59 (1.81) 1.55 0.03 2.20
Less distributions from:
Net investment income .......................... (0.20) (0.52) (0.10) (0.43) (0.40)
Net realized gains ............................. — — — (0.54) —
Total distributions ............................... (0.20) (0.52) (0.10) (0.97) (0.40)
Net asset value, end of year ....................... $14.05 $12.66 $14.99 $13.54 $14.48
Total return .................................... 12.63% (12.06)% 11.50% 1.28% 17.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.19% 1.19%
d
0.67%
d
0.65%
d
Expenses net of waiver and payments by affiliates ....... 1.17%
e
1.16%
e
1.13%
d,e
0.67%
d,f
0.65%
d,f
Net investment income ........................... 1.50% 1.06% 1.08%
c
2.47%
c
2.74%
c
Supplemental data
Net assets, end of year (000’s) ..................... $4,213 $3,906 $5,229 $4,975 $5,699
Portfolio turnover rate ............................ 76.65% 15.46% 97.19%
g
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.03 $15.43 $13.89 $14.81 $12.95
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.22 0.25
c
0.96
c
0.46
c
Net realized and unrealized gains (losses) ........... 1.44 (2.02) 1.43 (0.83) 1.88
Total from investment operations .................... 1.72 (1.80) 1.68 0.13 2.34
Less distributions from:
Net investment income .......................... (0.28) (0.60) (0.14) (0.51) (0.48)
Net realized gains ............................. — — — (0.54) —
Total distributions ............................... (0.28) (0.60) (0.14) (1.05) (0.48)
Net asset value, end of year ....................... $14.47 $13.03 $15.43 $13.89 $14.81
Total return .................................... 13.26% (11.62)% 12.14% 1.94% 18.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.67%
d
0.21%
d
3.23%
d
Expenses net of waiver and payments by affiliates ....... 0.60%
e
0.59%
e
0.54%
d,e
0.07%
d
0.07%
d
Net investment income ........................... 2.06% 1.61% 1.69%
c
7.33%
c
3.32%
c
Supplemental data
Net assets, end of year (000’s) ..................... $4,018 $1,087 $573 $631 $5
Portfolio turnover rate ............................ 76.65% 15.46% 97.19%
f
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.72 $15.07 $13.58 $14.52 $12.71
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.21 0.23
c
0.37
c
0.45
c
Net realized and unrealized gains (losses) ........... 1.41 (1.97) 1.40 (0.27) 1.83
Total from investment operations .................... 1.68 (1.76) 1.63 0.10 2.28
Less distributions from:
Net investment income .......................... (0.27) (0.59) (0.14) (0.50) (0.47)
Net realized gains ............................. — — — (0.54) —
Total distributions ............................... (0.27) (0.59) (0.14) (1.04) (0.47)
Net asset value, end of year ....................... $14.13 $12.72 $15.07 $13.58 $14.52
Total return .................................... 13.25% (11.64)% 12.01% 1.79% 18.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.69% 0.69%
d
0.17%
d
0.15%
d
Expenses net of waiver and payments by affiliates ....... 0.67%
e
0.66%
e
0.63%
d,e
0.17%
d,f
0.15%
d,f
Net investment income ........................... 2.00% 1.56% 1.58%
c
2.89%
c
3.24%
c
Supplemental data
Net assets, end of year (000’s) ..................... $103,377 $98,974 $122,896 $123,049 $156,275
Portfolio turnover rate ............................ 76.65% 15.46% 97.19%
g
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2023
Franklin Global Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 64.6%
Aerospace & Defense 0.5%
BAE Systems plc ..................................... United Kingdom 466,449 $ 6,603,357
Melrose Industries plc .................................. United Kingdom 191,956 1,387,695
a
Rolls-Royce Holdings plc ............................... United Kingdom 1,222,635 4,664,131
12,655,183
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ................. United States 44,424 5,650,733
FedEx Corp. ......................................... United States 9,665 2,444,955
8,095,688
Automobile Components 0.1%
Cie Generale des Etablissements Michelin SCA .............. France 86,888 3,122,010
Automobiles 1.3%
General Motors Co. .................................... United States 384,450 13,809,444
Honda Motor Co. Ltd. .................................. Japan 901,500 9,300,818
a
Tesla, Inc. ........................................... United States 43,917 10,912,496
34,022,758
Banks 4.6%
Bank Hapoalim BM .................................... Israel 136,049 1,226,543
Bank Rakyat Indonesia Persero Tbk . PT .................... Indonesia 18,084,000 6,721,242
BNP Paribas SA ...................................... France 191,737 13,317,120
Citigroup, Inc. ........................................ United States 390,969 20,111,445
DBS Group Holdings Ltd. ............................... Singapore 443,900 11,226,563
ING Groep NV ....................................... Netherlands 452,138 6,780,525
JPMorgan Chase & Co. ................................. United States 134,066 22,804,627
KB Financial Group, Inc. ................................ South Korea 235,209 9,760,595
Shinhan Financial Group Co. Ltd. ......................... South Korea 254,499 7,847,974
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 301,900 14,693,012
UniCredit SpA ........................................ Italy 298,693 8,134,423
122,624,069
Beverages 1.1%
Coca-Cola Europacific Partners plc ........................ United Kingdom 36,602 2,442,817
Fomento Economico Mexicano SAB de CV .................. Mexico 1,003,500 13,060,481
PepsiCo, Inc. ........................................ United States 81,671 13,871,003
29,374,301
Biotechnology 1.4%
AbbVie, Inc. ......................................... United States 232,018 35,955,829
Broadline Retail 2.2%
b
Alibaba Group Holding Ltd., ADR ......................... China 159,157 12,336,259
a
Amazon.com, Inc. ..................................... United States 228,166 34,667,542
a,b
PDD Holdings, Inc., ADR ................................ China 79,165 11,582,631
58,586,432
Building Products 0.4%
Cie de Saint-Gobain SA ................................ France 78,253 5,771,732
Owens Corning ....................................... United States 28,600 4,239,378
10,011,110
Capital Markets 1.9%
3i Group plc ......................................... United Kingdom 146,006 4,494,523
Charles Schwab Corp. (The) ............................. United States 336,469 23,149,067
Deutsche Bank AG .................................... Germany 349,248 4,768,265
Nomura Holdings, Inc. .................................. Japan 627,800 2,827,844
Partners Group Holding AG .............................. Switzerland 3,980 5,754,544

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
UBS Group AG ....................................... Switzerland 322,268 $ 10,009,560
51,003,803
Chemicals 1.2%
CF Industries Holdings, Inc. ............................. United States 61,777 4,911,271
LyondellBasell Industries NV, A ........................... United States 76,686 7,291,305
Nitto Denko Corp. ..................................... Japan 31,100 2,321,255
Shin-Etsu Chemical Co. Ltd. ............................. Japan 353,900 14,803,843
Solvay SA ........................................... Belgium 51,785 1,587,371
30,915,045
Commercial Services & Supplies 0.3%
Brambles Ltd. ........................................ Australia 134,121 1,243,335
Cintas Corp. ......................................... United States 9,113 5,492,040
6,735,375
Communications Equipment 0.3%
Cisco Systems, Inc. ................................... United States 183,066 9,248,494
Construction & Engineering 0.1%
Ferrovial SE ......................................... United States 57,524 2,099,962
Stantec, Inc. ......................................... Canada 22,100 1,774,338
3,874,300
Construction Materials 0.2%
CRH plc ............................................ United States 58,600 4,052,776
Consumer Finance 0.2%
Capital One Financial Corp. ............................. United States 47,172 6,185,193
Consumer Staples Distribution & Retail 1.1%
Carrefour SA ......................................... France 104,056 1,906,008
Koninklijke Ahold Delhaize NV ............................ Netherlands 184,675 5,314,090
Kroger Co. (The) ...................................... United States 202,009 9,233,831
Loblaw Cos. Ltd. ...................................... Canada 32,200 3,117,446
Tesco plc ........................................... United Kingdom 1,126,008 4,172,043
Walmart, Inc. ........................................ United States 39,565 6,237,422
29,980,840
Containers & Packaging 0.1%
Crown Holdings, Inc. ................................... United States 39,253 3,614,809
Distributors 0.1%
Pool Corp. .......................................... United States 6,553 2,612,747
Diversified REITs 0.0%
†
Stockland ........................................... Australia 229,528 696,177
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG .................................. Germany 456,197 10,969,973
Electric Utilities 0.8%
Edison International ................................... United States 112,304 8,028,613
Endesa SA .......................................... Spain 63,743 1,300,604
Evergy , Inc. .......................................... United States 49,641 2,591,260
Iberdrola SA ......................................... Spain 353,689 4,639,892
PPL Corp. ........................................... United States 203,217 5,507,181
22,067,550
Electrical Equipment 0.8%
Eaton Corp. plc ....................................... United States 54,500 13,124,690

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Sociedad Quimica y Minera de Chile SA, ADR ................ Chile 132,700 $ 7,991,194
21,115,884
Electronic Equipment, Instruments & Components 1.1%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 7,664,000 26,081,964
Jabil, Inc. ........................................... United States 32,701 4,166,107
30,248,071
Energy Equipment & Services 0.1%
Halliburton Co. ....................................... United States 108,194 3,911,213
Entertainment 0.9%
b
NetEase, Inc. ........................................ China 567,700 10,241,622
a
Netflix, Inc. .......................................... United States 26,626 12,963,667
23,205,289
Financial Services 2.2%
Equitable Holdings, Inc. ................................. United States 115,438 3,844,086
EXOR NV ........................................... Netherlands 16,833 1,685,173
Investor AB, B ........................................ Sweden 307,113 7,123,276
a
PayPal Holdings, Inc. .................................. United States 288,152 17,695,414
Visa, Inc., A .......................................... United States 106,129 27,630,685
57,978,634
Food Products 0.7%
Ajinomoto Co., Inc. .................................... Japan 98,300 3,784,615
Lamb Weston Holdings, Inc. ............................. United States 44,468 4,806,546
Nestle SA ........................................... United States 75,667 8,770,788
17,361,949
Gas Utilities 0.1%
Snam SpA .......................................... Italy 299,080 1,538,952
Ground Transportation 0.7%
Old Dominion Freight Line, Inc. ........................... United States 27,296 11,063,888
a
Uber Technologies, Inc. ................................. United States 113,120 6,964,798
18,028,686
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................... United States 157,612 17,348,353
a
IDEXX Laboratories, Inc. ................................ United States 23,970 13,304,548
30,652,901
Health Care Providers & Services 1.6%
Cardinal Health, Inc. ................................... United States 79,159 7,979,227
Cigna Group (The) .................................... United States 55,397 16,588,632
McKesson Corp. ...................................... United States 39,577 18,323,359
42,891,218
Health Care REITs 0.1%
Healthpeak Properties, Inc. .............................. United States 131,069 2,595,166
Hotels, Restaurants & Leisure 1.5%
a
Booking Holdings, Inc. ................................. United States 9,520 33,769,534
a
Expedia Group, Inc. ................................... United States 42,444 6,442,575
40,212,109
Household Durables 0.6%
Haier Smart Home Co. Ltd., H ............................ China 1,911,600 5,399,258
Panasonic Holdings Corp. ............................... Japan 466,600 4,595,696

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
PulteGroup, Inc. ...................................... United States 63,451 $ 6,549,412
16,544,366
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 138,766 20,334,770
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp. .......................................... United States 108,263 4,170,291
Industrial Conglomerates 0.5%
Hitachi Ltd. .......................................... Japan 200,300 14,410,081
Industrial REITs 0.2%
Prologis, Inc. ......................................... United States 34,661 4,620,311
Insurance 1.5%
Ageas SA/NV ........................................ Belgium 31,396 1,364,986
AXA SA ............................................. France 339,553 11,090,104
BB Seguridade Participacoes SA .......................... Brazil 300,100 2,086,518
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen .. Germany 25,842 10,721,074
NN Group NV ........................................ Netherlands 48,249 1,907,101
Ping An Insurance Group Co. of China Ltd., H ................ China 2,774,000 12,558,005
39,727,788
Interactive Media & Services 1.9%
a
Alphabet, Inc., A ...................................... United States 267,134 37,315,948
a
Meta Platforms, Inc., A ................................. United States 40,524 14,343,875
51,659,823
IT Services 1.1%
Infosys Ltd., ADR ..................................... India 1,186,800 21,813,384
a
Shopify, Inc., A ....................................... Canada 96,900 7,544,305
29,357,689
Life Sciences Tools & Services 0.6%
Danaher Corp. ....................................... United States 39,859 9,220,981
a
Mettler-Toledo International, Inc. .......................... United States 6,179 7,494,880
16,715,861
Machinery 1.0%
Caterpillar, Inc. ....................................... United States 40,535 11,984,984
a
PACCAR, Inc. ........................................ United States 151,199 14,764,582
Volvo AB, B .......................................... Sweden 46,705 1,215,505
27,965,071
Marine Transportation 0.1%
AP Moller - Maersk A/S, B ............................... Denmark 784 1,411,449
Media 0.5%
Comcast Corp., A ..................................... United States 293,380 12,864,713
Metals & Mining 0.8%
BHP Group Ltd. ...................................... Australia 189,225 6,469,658
Fortescue Ltd. ........................................ Australia 233,757 4,609,743
Reliance Steel & Aluminum Co. ........................... United States 14,340 4,010,611
Steel Dynamics, Inc. ................................... United States 46,020 5,434,962
20,524,974
Multi-Utilities 0.2%
Centrica plc ......................................... United Kingdom 850,935 1,525,653

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
E.ON SE ............................................ Germany 328,064 $ 4,408,160
5,933,813
Oil, Gas & Consumable Fuels 2.4%
BP plc .............................................. United Kingdom 1,623,336 9,624,385
Canadian Natural Resources Ltd. ......................... Canada 157,500 10,318,924
HF Sinclair Corp. ..................................... United States 54,293 3,017,062
Inpex Corp. .......................................... Japan 205,100 2,745,084
Marathon Petroleum Corp. .............................. United States 108,824 16,145,129
Suncor Energy, Inc. .................................... Canada 264,700 8,480,389
Valero Energy Corp. ................................... United States 95,536 12,419,680
62,750,653
Paper & Forest Products 0.2%
a
Suzano SA .......................................... Brazil 562,500 6,412,588
Personal Care Products 0.3%
L'Oreal SA .......................................... France 15,534 7,744,763
Pharmaceuticals 2.8%
Eli Lilly & Co. ........................................ United States 45,240 26,371,300
GSK plc ............................................ United States 420,270 7,762,966
Johnson & Johnson ................................... United States 59,170 9,274,306
Merck & Co., Inc. ..................................... United States 88,342 9,631,045
Novartis AG ......................................... Switzerland 111,558 11,267,858
Novo Nordisk A/S, B ................................... Denmark 76,737 7,953,642
Shionogi & Co. Ltd. .................................... Japan 56,400 2,714,900
74,976,017
Professional Services 0.7%
Computershare Ltd. ................................... Australia 42,420 706,625
Recruit Holdings Co. Ltd. ............................... Japan 206,200 8,622,985
Verisk Analytics, Inc., A ................................. United States 33,727 8,056,031
17,385,641
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. ................................. Hong Kong 1,216,000 6,102,868
a
CoStar Group, Inc. .................................... United States 28,949 2,529,853
Daiwa House Industry Co. Ltd. ........................... Japan 131,200 3,966,931
12,599,652
Residential REITs 0.2%
AvalonBay Communities, Inc. ............................ United States 22,430 4,199,345
Retail REITs 0.2%
Simon Property Group, Inc. .............................. United States 42,691 6,089,444
Semiconductors & Semiconductor Equipment 5.8%
Broadcom, Inc. ....................................... United States 32,519 36,299,334
KLA Corp. ........................................... United States 34,847 20,256,561
MediaTek, Inc. ....................................... Taiwan 900,000 29,726,145
Novatek Microelectronics Corp. ........................... Taiwan 357,000 6,006,139
NVIDIA Corp. ........................................ United States 86,726 42,948,449
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 195,200 20,300,800
155,537,428
Software 4.7%
a
Adobe, Inc. .......................................... United States 16,204 9,667,306
a
Check Point Software Technologies Ltd. .................... Israel 16,001 2,444,793
a
Dropbox, Inc., A ...................................... United States 68,252 2,012,069

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Fair Isaac Corp. ...................................... United States 6,819 $ 7,937,384
Microsoft Corp. ....................................... United States 222,120 83,526,005
a
Synopsys, Inc. ....................................... United States 40,471 20,838,923
126,426,480
Specialized REITs 0.4%
Gaming and Leisure Properties, Inc. ....................... United States 85,238 4,206,495
Public Storage ....................................... United States 24,751 7,549,055
11,755,550
Specialty Retail 1.1%
a
AutoZone, Inc. ....................................... United States 5,166 13,357,261
Dick's Sporting Goods, Inc. .............................. United States 21,532 3,164,127
Ross Stores, Inc. ..................................... United States 97,112 13,439,330
29,960,718
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. .......................................... United States 386,034 74,323,126
Samsung Electronics Co. Ltd. ............................ South Korea 442,386 26,707,104
101,030,230
Textiles, Apparel & Luxury Goods 0.8%
a
Deckers Outdoor Corp. ................................. United States 8,194 5,477,115
a
Lululemon Athletica, Inc. ................................ United States 29,199 14,929,157
Pandora A/S ......................................... Denmark 14,856 2,054,253
22,460,525
Tobacco 0.2%
Japan Tobacco, Inc. ................................... Japan 237,600 6,137,160
Trading Companies & Distributors 0.5%
Toyota Tsusho Corp. ................................... Japan 40,700 2,388,789
WW Grainger, Inc. ..................................... United States 12,879 10,672,698
13,061,487
Transportation Infrastructure 0.1%
c
Aena SME SA, 144A, Reg S ............................. Spain 8,545 1,551,224
Water Utilities 0.1%
Essential Utilities, Inc. .................................. United States 70,802 2,644,455
Wireless Telecommunication Services 0.2%
SoftBank Corp. ....................................... Japan 156,300 1,948,114
Vodafone Group plc ................................... United Kingdom 3,831,243 3,346,373
5,294,487
Total Common Stocks (Cost $1,603,320,578) ....................................
1,720,403,381
Management Investment Companies 3.2%
Capital Markets 3.2%
d
Franklin Senior Loan ETF ............................... United States 210,000 5,100,900
d
Franklin Systematic Style Premia ETF ...................... United States 2,225,000 48,171,250
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 1,208,400 30,632,940
83,905,090
Total Management Investment Companies (Cost $93,226,539) ....................
83,905,090

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 7.4%
Automobile Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 $ 2,934,162
Automobiles 0.1%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,561,137
Banks 1.5%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 5,400,502
e,f
Bank of America Corp. , U , Junior Sub. Bond , FRN , 8.774% , ( 3-month
SOFR + 3.397% ), Perpetual ............................ United States 3,994,000 3,995,695
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,613,044
c
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 6,160,870
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,560,920
c
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 8,500,000 7,190,303
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 8,870,000 6,985,343
e,f
Wells Fargo & Co. , S , Junior Sub. Bond , FRN , 5.9% , ( 3-month USD
LIBOR + 3.11% ), Perpetual ............................ United States 1,504,000 1,491,904
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,448,431
38,847,012
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,955,044
Biotechnology 0.1%
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 1,600,000 1,452,808
Broadline Retail 0.2%
b
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 ....... China 6,300,000 5,977,673
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Bond, 3.547% to 9/17/30, FRN thereafter, 9/18/31 ..... Germany 5,000,000 4,390,913
Senior Note, 2.129% to 11/23/25, FRN thereafter, 11/24/26 .... Germany 3,000,000 2,813,809
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,505,751
12,710,473
Chemicals 0.3%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 3,800,000 2,228,076
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 7,800,000 7,049,489
9,277,565
Commercial Services & Supplies 0.1%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,987,324
Communications Equipment 0.1%
c
CommScope, Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 4,800,000 3,227,259
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 3,400,000 2,921,600
Senior Note, 2.45%, 10/29/26 .......................... Ireland 4,750,000 4,400,223
c,e
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,440,446
10,762,269

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.1%
c,g
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 1,500,000 $ 702,428
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ..................................... United States 954,000 937,438
1,639,866
Diversified Telecommunication Services 0.0%
†
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,305,427
Financial Services 0.3%
c
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 5,800,000 5,481,120
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,846,818
9,327,938
Food Products 0.2%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 3.75%, 12/01/31 .......................... United States 4,800,000 4,140,230
Senior Note, 3%, 5/15/32 ............................. United States 1,310,362 1,067,992
5,208,222
Ground Transportation 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,932,465
Health Care Providers & Services 0.3%
c
DaVita , Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,398,200
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 6,962,453
8,360,653
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,310,527
Interactive Media & Services 0.2%
b,c
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 6,290,000 5,363,345
Media 0.0%
†
c
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 1,600,000 1,373,800
Metals & Mining 0.4%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 5,847,524
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 6,011,132
11,858,656
Oil, Gas & Consumable Fuels 0.5%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 7,900,000 6,762,640
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 5,500,000 5,344,106
12,106,746
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 4,218,598
Pharmaceuticals 0.7%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 523,000 510,372
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ..................
United Kingdom 4,000,000 3,951,427
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,824,306
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 .....
Japan 6,500,000 6,600,553
17,886,658

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
c
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 $ 7,370,484
Wireless Telecommunication Services 0.3%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 598,137
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 6,500,000 7,037,340
7,635,477
Total Corporate Bonds (Cost $209,549,533) .....................................
198,591,588
Foreign Government and Agency Securities 13.0%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 7,045,691
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,871,208
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 32,400,000 BRL 6,679,465
c
Bundesrepublik Deutschland ,
Reg S, Zero Cpn ., 8/15/30 ............................. Germany 10,500,000 EUR 10,249,914
Reg S, 2.3%, 2/15/33 ................................. Germany 50,100,000 EUR 56,748,409
Reg S, 1%, 5/15/38 .................................. Germany 7,400,000 EUR 6,952,828
Canada Government Bond ,
2.5%, 12/01/32 ..................................... Canada 18,000,000 CAD 12,952,257
2.75%, 6/01/33 ..................................... Canada 16,400,000 CAD 12,030,050
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 13,198,520
China Government Bond ,
2.5%, 7/25/27 ...................................... China 121,580,000 CNY 17,200,537
2.44%, 10/15/27 ..................................... China 47,210,000 CNY 6,667,860
2.6%, 9/01/32 ...................................... China 159,360,000 CNY 22,461,516
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,401,512
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
h
14,750,000 14,090,824
c
Export-Import Bank of Korea , Senior Note , Reg S, 7.15% , 4/18/25 . South Korea 263,000,000 INR 3,145,065
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,862,084
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,316,460
c
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,610,274
Reg S, Zero Cpn ., 11/25/30 ............................ France 4,350,000 EUR 4,107,853
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,600,283
Reg S, 2%, 11/25/32 ................................. France 13,000,000 EUR 13,840,772
International Bank for Reconstruction & Development , Senior Note ,
6% , 1/16/25 ........................................ Supranational
h
236,500,000 INR 2,816,929
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 2,212,427
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,807,526
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,892,990
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 4,150,000,000 JPY 28,752,890
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 8,232,203
Mexican Bonos Desarr Fixed Rate , M , 7.5% , 5/26/33 ...........
Mexico 123,000,000 MXN 6,565,891
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .........
Mexico 16,500,000 14,000,615
c
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,154,325
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,126,651
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 4,197,784
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,788,097
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,610,042
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,828,134
c
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 6,900,000 GBP 8,605,552

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
United Kingdom Gilt, (continued)
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP $ 8,605,320
Reg S, 1.25%, 10/22/41 ............................... United Kingdom 22,300,000 GBP 18,464,012
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,953,485
Total Foreign Government and Agency Securities (Cost $379,168,661) ............
346,648,255
U.S. Government and Agency Securities 7.1%
U.S. Treasury Bonds ,
4%, 11/15/42 ....................................... United States 19,500,000 18,956,895
3.875%, 2/15/43 ..................................... United States 25,500,000 24,322,617
3.875%, 5/15/43 ..................................... United States 16,200,000 15,449,484
U.S. Treasury Notes ,
2.25%, 3/31/24 ..................................... United States 13,350,000 13,250,557
0.375%, 9/15/24 ..................................... United States 32,000,000 30,991,059
1.75%, 3/15/25 ..................................... United States 16,700,000 16,138,984
0.875%, 11/15/30 .................................... United States 13,000,000 10,682,344
i
Index Linked, 0.125%, 1/15/31 .......................... United States 26,000,000 27,444,313
1.875%, 2/15/32 ..................................... United States 25,000,000 21,500,976
3.375%, 5/15/33 ..................................... United States 11,200,000 10,752,000
Total U.S. Government and Agency Securities (Cost $202,670,291) ................
189,489,229
Mortgage-Backed Securities 1.6%
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 27,882,484 25,284,691
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 18,089,843 16,418,368
41,703,059
Total Mortgage-Backed Securities (Cost $48,316,279) ............................
41,703,059
Total Long Term Investments (Cost $2,536,251,881) .............................
2,580,740,602
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.8%
d,j
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 73,636,327 73,636,327
Total Money Market Funds (Cost $73,636,327) ..................................
73,636,327
Total Short Term Investments (Cost $73,636,327 ) ................................
73,636,327
a
Total Investments (Cost $2,609,888,208) 99.7% ..................................
$2,654,376,929
Other Assets, less Liabilities 0.3% .............................................
8,468,866
Net Assets 100.0% ...........................................................
$2,662,845,795
a a a

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Forward Exchange Contracts
Currency
Counter-
party
a
Type
Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a
a
a
a
a
a
a
a
OTC Forward Exchange Contracts
British Pound ......
JPHQ
Buy
24,074,000
29,551,046
1/26/24
$ 1,142,640
$ —
British Pound ......
JPHQ
Sell
54,339,000
66,441,145
1/26/24
—
(2,839,582)
Canadian Dollar ....
BZWS
Sell
49,102,000
35,899,262
1/26/24
—
(1,172,366)
Chinese Yuan ......
BZWS
Sell
320,735,000
44,010,305
1/26/24
—
(1,074,916)
Euro .............
BZWS
Sell
116,558,000
124,441,212
1/26/24
—
(4,377,811)
Japanese Yen ......
JPHQ
Sell
5,087,046,000
34,475,215
1/26/24
—
(1,747,417)
Total Forward Exchange Contracts ...................................................
$1,142,640
$(11,212,092)
Net unrealized appreciation (depreciation) ............................................
$(10,069,452)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 7 regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of additional information regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $45,501,530, representing 1.7% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $288,594,991, representing 10.8% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount of security is adjusted for inflation. See Note 1(e).
j
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 41 .

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,480,771,725
Cost - Controlled affiliates (Note 3f) ............................................................ 50,463,445
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 78,653,038
Value - Unaffiliated issuers .................................................................. $2,527,468,452
Value - Controlled affiliates (Note 3f) ........................................................... 48,171,250
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 78,737,227
Cash .................................................................................... 121,317
Receivables:
Capital shares sold ........................................................................ 435,310
Dividends and interest ..................................................................... 10,778,039
European Union tax reclaims (Not e 1d) ......................................................... 379,691
Deposits with brokers for:
OTC derivative contracts .................................................................. 10,820,139
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,142,640
Total assets .......................................................................... 2,678,054,065
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,415,376
Management fees ......................................................................... 1,258,027
Distribution fees .......................................................................... 582,767
Transfer agent fees ........................................................................ 545,679
Trustees' fees and expenses ................................................................. 3,317
Unrealized depreciation on OTC forward exchange contracts .......................................... 11,212,092
Accrued expenses and other liabilities ........................................................... 191,012
Total liabilities ......................................................................... 15,208,270
Net assets, at value ................................................................. $2,662,845,795
Net assets consist of:
Paid-in capital ............................................................................. $2,674,915,645
Total distributable earnings (losses) ............................................................. (12,069,850)
Net assets, at value ................................................................. $2,662,845,795

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $2,479,454,831
Shares outstanding ........................................................................ 177,019,885
Net asset value per share
a
.................................................................. $14.01
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $14.83
Class C:
Net assets, at value ....................................................................... $71,782,607
Shares outstanding ........................................................................ 5,174,142
Net asset value and maximum offering price per share
a
............................................. $13.87
Class R:
Net assets, at value ....................................................................... $4,213,109
Shares outstanding ........................................................................ 299,894
Net asset value and maximum offering price per share ............................................. $14.05
Class R6:
Net assets, at value ....................................................................... $4,018,277
Shares outstanding ........................................................................ 277,650
Net asset value and maximum offering price per share ............................................. $14.47
Advisor Class:
Net assets, at value ....................................................................... $103,376,971
Shares outstanding ........................................................................ 7,317,419
Net asset value and maximum offering price per share ............................................. $14.13
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $1,825,784)
Unaffiliated issuers ........................................................................ $35,221,358
Controlled affiliates (Note 3f) ................................................................. 571,569
Non-controlled affiliates (Note 3f) ............................................................. 6,896,407
Interest: (net of foreign taxes of $13,086)
Unaffiliated issuers ........................................................................ 26,784,721
Other income (Note 1d) ...................................................................... 242,424
Total investment income ................................................................... 69,716,479
Expenses:
Management fees (Note 3 a ) ................................................................... 15,204,321
Distribution fees: (Note 3c )
    Class A ................................................................................ 6,075,624
    Class C ................................................................................ 769,101
    Class R ................................................................................ 19,774
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,486,744
    Class C ................................................................................ 78,607
    Class R ................................................................................ 4,046
    Class R6 ............................................................................... 910
    Advisor Class ............................................................................ 104,233
Custodian fees (Note 4 ) ...................................................................... 152,357
Reports to shareholders fees .................................................................. 127,068
Registration and filing fees .................................................................... 100,595
Professional fees ........................................................................... 54,928
Trustees' fees and expenses .................................................................. 34,799
Other .................................................................................... 60,217
Total expenses ......................................................................... 25,273,324
Expense reductions (Note 4 ) ............................................................... (108,808)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (845,730)
Net expenses ......................................................................... 24,318,786
Net investment income ................................................................ 45,397,693
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 52,315,824
Non-controlled affiliates (Note 3f) ............................................................ (31,114,911)
Foreign currency transactions ................................................................ 430,906
Forward exchange contracts ................................................................. (13,961,662)
Net realized gain (loss) .................................................................. 7,670,157
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 215,438,153
Controlled affiliates (Note 3f) ............................................................... (2,292,195)
Non-controlled affiliates (Not e 3f) ............................................................ 24,487,668
Translation of other assets and liabilities denominated in foreign currencies .............................. 115,372
Forward exchange contracts ................................................................. 26,334,731
Net change in unrealized appreciation (depreciation) ............................................ 264,083,729
Net realized and unrealized gain (loss) ............................................................ 271,753,886
Net increase (decrease) in net assets resulting from operations .......................................... $317,151,579

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin Global Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $45,397,693 $36,718,229
Net realized gain (loss) ................................................. 7,670,157 97,043,653
Net change in unrealized appreciation (depreciation) ........................... 264,083,729 (512,856,658)
Net increase (decrease) in net assets resulting from operations ................ 317,151,579 (379,094,776)
Distributions to shareholders:
Class A ............................................................. (41,927,115) (106,716,361)
Class C ............................................................. (706,351) (3,250,769)
Class R ............................................................. (60,410) (156,511)
Class R6 ............................................................ (51,289) (36,753)
Advisor Class ........................................................ (1,992,170) (4,736,101)
Total distributions to shareholders .......................................... (44,737,335) (114,896,495)
Capital share transactions: (Note 2 )
Class A ............................................................. (191,103,192) (133,699,940)
Class C ............................................................. (20,274,572) (28,759,274)
Class R ............................................................. (100,474) (567,930)
Class R6 ............................................................ 2,635,578 628,289
Advisor Class ........................................................ (6,052,941) (4,651,727)
Total capital share transactions ............................................ (214,895,601) (167,050,582)
Net increase (decrease) in net assets ................................... 57,518,643 (661,041,853)
Net assets:
Beginning of year ....................................................... 2,605,327,152 3,266,369,005
End of year ........................................................... $2,662,845,795 $2,605,327,152

Franklin Fund Allocator Series
29
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Global Allocation Fund
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Global Allocation Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Fund Allocator Series
Notes to Financial Statements
30
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2023, the Fund had OTC
derivatives in a net liability position of $10,069,452 and the aggregate value of collateral pledged for such contracts was
$10,820,139.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 7 regarding other derivative information.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and  accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is  recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not  available. In such cases, the dividend is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings  are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income Taxes
(continued)

Franklin Fund Allocator Series
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(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,612,764 $152,377,805 7,094,859 $95,572,611
Shares issued in reinvestment of distributions .......... 2,964,468 40,136,085 8,057,770 102,184,037
Shares redeemed ............................... (29,125,920) (383,617,082) (24,651,356) (331,456,588)
Net increase (decrease) .......................... (14,548,688) $(191,103,192) (9,498,727) $(133,699,940)
Class C Shares:
Shares sold ................................... 1,327,495 $17,205,473 777,416 $10,368,466
Shares issued in reinvestment of distributions .......... 52,579 700,891 256,144 3,218,338
Shares redeemed
a
.............................. (2,935,306) (38,180,936) (3,182,498) (42,346,078)
Net increase (decrease) .......................... (1,555,232) $(20,274,572) (2,148,938) $(28,759,274)
Class R Shares:
Shares sold ................................... 62,918 $837,022 27,257 $361,197
Shares issued in reinvestment of distributions .......... 4,435 60,187 12,261 155,961
Shares redeemed ............................... (75,997) (997,683) (79,784) (1,085,088)
Net increase (decrease) .......................... (8,644) $(100,474) (40,266) $(567,930)
Class R6 Shares:
Shares sold ................................... 299,239 $4,056,936 78,093 $1,075,723
Shares issued in reinvestment of distributions .......... 3,403 48,083 2,360 30,825
Shares redeemed ............................... (108,425) (1,469,441) (34,142) (478,259)
Net increase (decrease) .......................... 194,217 $2,635,578 46,311 $628,289
Advisor Class Shares:
Shares sold ................................... 1,444,396 $19,165,754 1,413,291 $19,566,458
Shares issued in reinvestment of distributions .......... 133,802 1,828,113 337,358 4,313,476
Shares redeemed ............................... (2,038,831) (27,046,808) (2,125,026) (28,531,661)
Net increase (decrease) .......................... (460,633) $(6,052,941) (374,377) $(4,651,727)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.581% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $85,003
CDSC retained .............................................................................. $6,160
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,037,384 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin Systematic Style Premia
ETF ................... $— $50,463,445 $— $— $(2,292,195) $48,171,250 2,225,000 $571,569
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $— $5,016,711 $— $— $84,189 $5,100,900 210,000 $102,841
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% 31,640,989 796,423,626 (754,428,288) — — 73,636,327 73,636,327 3,907,518
Templeton Global Bond Fund,
Class R6 ............... 113,052,656 2,886,048 (109,227,272) (31,114,911) 24,403,479 — 2,886,048
Total Non-Controlled Affiliates $144,693,645 $804,326,385 $(863,655,560) $ (31,114,911) $ 24,487,668 $78,737,227 $ 6,896,407
Total Affiliated Securities ... $144,693,645 $854,789,830 $(863,655,560) $(31,114,911) $22,195,473 $126,908,477 $7,467,976
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
36
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(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.73% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective June 12, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
During the year ended December 31, 2023, the Fund utilized $14,100,102 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2023, the Fund deferred late-year ordinary losses of $7,750,106.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $41,001,604
2023 2022
Distributions paid from:
Ordinary income .......................................................... $44,737,335 $114,896,495
Cost of investments .......................................................................... $2,608,091,035
Unrealized appreciation ........................................................................ $155,750,028
Unrealized depreciation ........................................................................ (119,533,586)
Net unrealized appreciation (depreciation) .......................................................... $36,216,442
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, bond discounts and premiums and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$1,914,615,073 and $2,040,087,003, respectively.
7. Other Derivative Information
At December 31, 2023, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end contract value of forward exchange contracts was
$687,723,435.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 1,142,640 Unrealized depreciation on OTC
forward exchange contracts
$ 11,212,092
Total .................... $1,142,640 $11,212,092
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(13,961,662) Forward exchange contracts $26,334,731
Total ....................... $(13,961,662) $26,334,731
5. Income Taxes
(continued)

Franklin Fund Allocator Series
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and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,603,357 $ 6,051,826 $ — $ 12,655,183
Air Freight & Logistics ................... 8,095,688 — — 8,095,688
Automobile Components ................. — 3,122,010 — 3,122,010
Automobiles .......................... 24,721,940 9,300,818 — 34,022,758
Banks ............................... 42,916,072 79,707,997 — 122,624,069
Beverages ........................... 29,374,301 — — 29,374,301
Biotechnology ......................... 35,955,829 — — 35,955,829
Broadline Retail ....................... 58,586,432 — — 58,586,432
Building Products ...................... 4,239,378 5,771,732 — 10,011,110
Capital Markets ........................ 23,149,067 27,854,736 — 51,003,803
Chemicals ........................... 12,202,576 18,712,469 — 30,915,045
Commercial Services & Supplies ........... 5,492,040 1,243,335 — 6,735,375
Communications Equipment .............. 9,248,494 — — 9,248,494
Construction & Engineering ............... 1,774,338 2,099,962 — 3,874,300
Construction Materials .................. 4,052,776 — — 4,052,776
Consumer Finance ..................... 6,185,193 — — 6,185,193
Consumer Staples Distribution & Retail ...... 18,588,699 11,392,141 — 29,980,840
Containers & Packaging ................. 3,614,809 — — 3,614,809
8. Credit Facility
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
39
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(continued)
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Distributors ........................... $ 2,612,747 $ — $ — $ 2,612,747
Diversified REITs ...................... — 696,177 — 696,177
Diversified Telecommunication Services ..... — 10,969,973 — 10,969,973
Electric Utilities ........................ 16,127,054 5,940,496 — 22,067,550
Electrical Equipment .................... 21,115,884 — — 21,115,884
Electronic Equipment, Instruments &
Components ........................ 4,166,107 26,081,964 — 30,248,071
Energy Equipment & Services ............. 3,911,213 — — 3,911,213
Entertainment ......................... 12,963,667 10,241,622 — 23,205,289
Financial Services ...................... 49,170,185 8,808,449 — 57,978,634
Food Products ........................ 4,806,546 12,555,403 — 17,361,949
Gas Utilities .......................... — 1,538,952 — 1,538,952
Ground Transportation .................. 18,028,686 — — 18,028,686
Health Care Equipment & Supplies ......... 30,652,901 — — 30,652,901
Health Care Providers & Services .......... 42,891,218 — — 42,891,218
Health Care REITs ..................... 2,595,166 — — 2,595,166
Hotels, Restaurants & Leisure ............. 40,212,109 — — 40,212,109
Household Durables .................... 6,549,412 9,994,954 — 16,544,366
Household Products .................... 20,334,770 — — 20,334,770
Independent Power and Renewable Electricity
Producers .......................... 4,170,291 — — 4,170,291
Industrial Conglomerates ................ — 14,410,081 — 14,410,081
Industrial REITs ....................... 4,620,311 — — 4,620,311
Insurance ............................ — 39,727,788 — 39,727,788
Interactive Media & Services .............. 51,659,823 — — 51,659,823
IT Services ........................... 29,357,689 — — 29,357,689
Life Sciences Tools & Services ............ 16,715,861 — — 16,715,861
Machinery ............................ 26,749,566 1,215,505 — 27,965,071
Marine Transportation ................... — 1,411,449 — 1,411,449
Media ............................... 12,864,713 — — 12,864,713
Metals & Mining ....................... 9,445,573 11,079,401 — 20,524,974
Multi-Utilities .......................... — 5,933,813 — 5,933,813
Oil, Gas & Consumable Fuels ............. 50,381,184 12,369,469 — 62,750,653
Paper & Forest Products ................. — 6,412,588 — 6,412,588
Personal Care Products ................. — 7,744,763 — 7,744,763
Pharmaceuticals ....................... 45,276,651 29,699,366 — 74,976,017
Professional Services ................... 8,056,031 9,329,610 — 17,385,641
Real Estate Management & Development .... 2,529,853 10,069,799 — 12,599,652
Residential REITs ...................... 4,199,345 — — 4,199,345
Retail REITs .......................... 6,089,444 — — 6,089,444
Semiconductors & Semiconductor Equipment . 119,805,144 35,732,284 — 155,537,428
Software ............................. 126,426,480 — — 126,426,480
Specialized REITs ...................... 11,755,550 — — 11,755,550
Specialty Retail ........................ 29,960,718 — — 29,960,718
Technology Hardware, Storage & Peripherals . 74,323,126 26,707,104 — 101,030,230
Textiles, Apparel & Luxury Goods .......... 20,406,272 2,054,253 — 22,460,525
Tobacco ............................. — 6,137,160 — 6,137,160
Trading Companies & Distributors .......... 10,672,698 2,388,789 — 13,061,487
Transportation Infrastructure .............. — 1,551,224 — 1,551,224
Water Utilities ......................... 2,644,455 — — 2,644,455
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Franklin Global Allocation Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ — $ 5,294,487 $ — $ 5,294,487
Management Investment Companies ......... 83,905,090 — — 83,905,090
Corporate Bonds ........................ — 198,591,588 — 198,591,588
Foreign Government and Agency Securities .... — 346,648,255 — 346,648,255
U.S. Government and Agency Securities ....... — 189,489,229 — 189,489,229
Mortgage-Backed Securities ................ — 41,703,059 — 41,703,059
Short Term Investments ................... 73,636,327 — — 73,636,327
Total Investments in Securities ........... $1,396,590,849 $1,257,786,080
a
$— $2,654,376,929
Other Financial Instruments:
Forward exchange contracts ............... $— $1,142,640 $— $1,142,640
Total Other Financial Instruments ......... $— $1,142,640 $— $1,142,640
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $11,212,092 $— $11,212,092
Total Other Financial Instruments ......... $— $11,212,092 $— $11,212,092
a
Includes foreign securities valued at $481,353,949, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements
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Franklin Global Allocation Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the “Fund”)
as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended
December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $17,341,925
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $32,968,120
Section 163(j) Interest Earned §163(j) $18,554,167
Interest Earned from Federal Obligations Note (1) $7,753,064

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee
since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

481 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Global Allocation Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $290,999 for the fiscal year ended December 31, 2023 and $290,349 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2023 and $70,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c)of Item 4 were $163,926 for the fiscal year ended December 31, 2023 and $240,211 for the fiscal year ended December 31, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and fees in connection with a license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $233,926 for the fiscal year ended December 31, 2023 and $310,211 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024